UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21638

JPMorgan Institutional Trust

 (Exact name of registrant as specified in charter)

245 Park Avenue

New York, NY 10167

 (Address of principal executive offices) (Zip code)

Frank J. Nasta

245 Park Avenue

New York, NY 10167

 (Name and Address of Agent for Service)

Registrant’s telephone number, including area code:  (800) 343-1113

Date of fiscal year end:  Last day of February

Date of reporting period: March 1, 2009 through August 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report

JPMorgan Institutional Trust Funds

Six months ended August 31, 2009 (Unaudited)

JPMorgan Core Bond Trust
JPMorgan Equity Index Trust
JPMorgan Intermediate Bond Trust

CONTENTS

President’s Letter	1
Fund Commentaries:
JPMorgan Core Bond Trust	2
JPMorgan Equity Index Trust	4
JPMorgan Intermediate Bond Trust	6
Schedules of Portfolio Investments	8
Financial Statements	64
Financial Highlights	68
Notes to Financial Statements	70
Schedule of Shareholder Expenses	77
Board Approval of Investment Advisory Agreements	78
Special Shareholder Meeting Results	81

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

This report is intended for distribution only to accredited investors. Distribution of this document to anyone other than the intended user is expressly prohibited. This document may not be copied, faxed or otherwise distributed to the general public.

PRESIDENT’S LETTER
SEPTEMBER 23, 2009 (Unaudited)

Dear Shareholder:

It’s hard to believe that only one year ago the world economy was in the grips of a financial panic of such profound proportions that, if one were to believe many commentators, it threatened to produce a catastrophe as deep and painful as the Great Depression.

“Declining stock market volatility, lower credit spreads and a rally in financial firm stocks all suggest that the worst of the financial crisis may be behind us.”

Although recent economic reports confirm that this was, in fact, the worst recession in the post-World War II era, ultimately, it can hardly be compared to the Great Depression. Moreover, although unemployment continues to rise, other signs suggest that the economy is moving from recession to recovery. Meanwhile, declining stock market volatility, lower credit spreads and a rally in financial firm stocks all suggest that the worst of the financial crisis may be behind us.

Embarked on recovery

In the three months following the collapse of Lehman Brothers last September, the average daily volatility of the Dow Jones Industrial Average was greater than any other three-month period in the Dow’s 113-year history. The first few months of 2009 offered investors little respite and, in early March, stocks plunged to their lowest level in 14 years.

Now, however, there are signs that Wall Street is on the mend. Although credit is still tight, the credit markets overall are working far better than they did last fall. The three-month LIBOR spread — the difference between the rate on three-month inter-bank loans and three-month Treasury bills — peaked at 4.6% last October, but has since fallen to 0.2%, below its long-term average. Increased issuance and narrower spreads in the corporate bond market also provide encouraging signs.

The stock market is showing signs of resilience. As of September 23, the Standard & Poor’s 500 Index is up 57% from its March low, while market volatility, as measured by the VIX Index, fell from an all-time high of 81 last November to below 24 recently, close to its long-term average of 20.

On the economic front we have seen improvement in housing starts, industrial production and productivity growth — all signs that the economy may be embarking upon a recovery. However, it should be noted that this recovery remains vulnerable to very tight credit, geopolitical issues and a reluctance among consumers to spend. All of these present challenges to the recovery and any of them could lead us back into recession.

Equity indexes reflect strong six-month surge

All three major stock indexes have reflected the strong stock market rally that began in early March. The NASDAQ Composite Index led the surge, rising 46.5% as of the six-month period ended August 31, 2009. The Standard & Poor’s 500 Index rose 40.5% and the Dow Jones Industrial Average was up 36.6% in the same period. Outside of the U.S., emerging markets powered a strong rally, returning 71.1% over the past six months, as measured by the MSCI Emerging Markets Index.

Investors’ display strong appetite for Treasuries

Although investors showed willingness to invest in riskier investments, such as stocks and corporate bonds, they also demonstrated a strong appetite for U.S. Treasuries, pushing prices up and yields down slightly from their spring levels. As a result, yields showed only slight increases over the past six months. During the six months ended August 31, 2009, 30-year bond yields rose to 4.18% from 3.71%; the benchmark 10-year Treasury yields ended the period slightly higher, at 3.40% from 3.02%; and the two-year note remained relatively unchanged at 0.97% compared to 1.00% at the beginning of the period.

Reviewing strategy in the wake of the crisis

We’ve certainly come a long way from the post-Lehman collapse period of record-setting market volatility, frozen credit and slumping economic forecasts. One year later, economists have provided us with growing evidence that the financial crisis has eased and that the worst may be finally behind us.

As the markets and the economy show signs of stabilization, it may be tempting for investors to sit back and wait for the market to revert to its “pre-Lehman” days. However, even with recent positive data, the economy remains tenuous and is still vulnerable to various threats that could cause an economic “relapse.” So while it may not be prudent to attempt to “time” a potential market correction, investors shouldn’t resort to short-term inertia strategies either. Now may be a good time to reassess your current asset allocation to ensure that it includes a mix of strategy types, such as flexible, style pure and passive, that tend to rise and fall at different times in a market cycle. This diversified approach to investing may allow you to weather any future derailments — and to potentially benefit if the economy should brighten more than expected.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued confidence. We look forward to managing your investment needs for years to come.

Sincerely yours,

George C.W. Gatch
President and CEO
J.P. Morgan Funds

AUGUST 31, 2009        JPMORGAN INSTITUTIONAL TRUST FUNDS   1

JPMorgan Core Bond Trust

FUND COMMENTARY
AS OF AUGUST 31, 2009 (Unaudited)

FUND FACTS

Fund Inception	February 7, 2005
Fiscal Year End	Last day of February
Net Assets as of 8/31/2009 (In Thousands)	$2,624,467
Primary Benchmark	Barclays Capital U.S. Aggregate Index
Average Credit Quality	AA1
Duration	4.2 Years

Q:	HOW DID THE FUND PERFORM?

A:	The JPMorgan Core Bond Trust, which seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities,* returned 9.42%** for the six months ended August 31, 2009. This compares to the 5.95% return for the Barclays Capital U.S. Aggregate Index for the same period.

Q:	WHY DID THE FUND PERFORM THIS WAY?

A:	The Fund outperformed its benchmark for the period. While the economy did not meaningfully improve during the six month reporting period, the U.S. fixed income market showed signs of improvement. During this time, many of the problems that plagued the fixed income market following the September 2008 Lehman Brothers bankruptcy, including extreme risk aversion, strained credit conditions, forced selling and illiquidity, began to improve. This was due, in part, to indications that the Federal Reserve’s low interest rate monetary policies were helping to stabilize the financial system and the government’s stimulus programs were beginning to gain traction. Investor sentiment seemed to improve, leading to a sharp rally for non-U.S. Treasuries, as their spreads narrowed, especially with respect to lower quality securities. Generally, when credit spreads of a particular group of securities narrow, prices rise, yields fall and total returns increase relative to comparable-duration U.S. Treasuries.

To a great extent, the strategies that negatively impacted the Fund during the financial crisis helped it to outperform its benchmark over the reporting period. For example, with risk aversion appearing to abate, U.S. Treasury securities underperformed the spread sectors (non-U.S. Treasuries) during the period. Given this situation, the Fund benefited from its underweight in U.S. Treasuries. The Fund’s allocation to U.S. Treasuries was approximately half that of the benchmark. The Fund’s substantial spread sector overweight versus the benchmark was also rewarded. In particular, the Fund’s exposure to residential mortgage securities positively contributed to results, as these securities’ spreads narrowed from last year’s elevated levels.

The Fund’s underweight to commercial mortgage-backed securities (CMBS) detracted from performance, as their spreads narrowed. The Fund’s overall higher credit quality versus the benchmark also detracted from performance, as lower quality securities outperformed their higher quality counterparts. The Fund’s positioning in the corporate bond market was an overall detractor from performance. The Fund’s underweight in this strong performing sector was a negative, which was partially offset by the Fund’s overweight exposure to financial securities, as they generated strong returns. Overall, the Fund’s overweight to non-agency mortgage-backed securities (MBS) offset its underweights to CMBS and lower quality corporate bonds.

The Fund’s yield curve positioning (a curve that shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time) was also beneficial. During the period, the Fund had an underweight to the longer end of the curve. Yields on the longer-end of the curve rose during the reporting period.

Q:	HOW WAS THE FUND MANAGED?

A:	We continued to focus on security selection and relative value as our primary strategy. We also emphasized bottom-up portfolio construction and identifying what we believed were undervalued securities. We adjusted the Fund’s duration during the reporting period. Otherwise, there were no significant changes made to the Fund’s portfolio during the period, as we maintained our overweight to spread sectors and made tactical adjustments to the Fund’s sector positioning.

PORTFOLIO COMPOSITION***

Collateralized Mortgage Obligations	50.6%
Corporate Bonds	17.4
U.S. Treasury Obligations	14.7
Mortgage Pass-Through Securities	8.7
Asset-Backed Securities	1.7
Commercial Mortgage-Backed Securities	1.7
Others (each less than 1.0%)	1.0
Short-Term Investment	4.2

*	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

**	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

***	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral for Securities on Loan) as of August 31, 2009. The Fund’s composition is subject to change.

2   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2009

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2009

INCEPTION DATE	6 MONTH	1 YEAR	3 YEAR	SINCE INCEPTION
2/07/05	9.42%	11.12%	7.14%	5.64%

LIFE OF FUND PERFORMANCE (2/7/05 TO 8/31/09)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The Fund commenced operations on February 7, 2005.

The graph illustrates comparative performance for $10,000,000 invested in the JPMorgan Core Bond Trust, the Barclays Capital U.S. Aggregate Index and the Lipper Intermediate U.S. Government Funds Index from February 7, 2005 to August 31, 2009. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the indices reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Barclays Capital U.S. Aggregate Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Intermediate U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Barclays Capital U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Intermediate U.S. Government Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper Inc. Investors cannot invest directly in an index.

The Fund’s shares have a $10,000,000 minimum investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2009        JPMORGAN INSTITUTIONAL TRUST FUNDS   3

JPMorgan Equity Index Trust

FUND COMMENTARY
AS OF AUGUST 31, 2009 (Unaudited)

FUND FACTS

Fund Inception	February 7, 2005
Fiscal Year End	Last day of February
Net Assets as of 8/31/2009 (In Thousands)	$317,208
Primary Benchmark	S&P 500 Index

Q:	HOW DID THE FUND PERFORM?

A:	The JPMorgan Equity Index Trust, which seeks investment results that correspond to the aggregate price and dividend performance of securities in the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index),* returned 40.48%** for the six months ended August 31, 2009. This compares to the 40.52% return for the S&P 500 Index for the same period.

Q:	WHY DID THE FUND PERFORM THIS WAY?

A:	The Fund slightly underperformed its benchmark for the period. This was consistent with its indexing strategy and investment objective, as the Fund looks to generate returns that are comparable to that of the benchmark S&P 500 Index (the “Index”).

As the reporting period began, the U.S. stock market was mired in one of the worst bear markets since the Great Depression. Looking back, the Index returned –37.0% in 2008, its third worst year ever and the largest calendar year decline since 1937. Stock prices continued to plunge in early 2009, as the Index fell 8.43% and 10.65% in January and February 2009, respectively. Catalysts for this poor performance included ongoing turmoil in the financial markets, frozen credit conditions, accelerating economic weakness, market illiquidity, falling corporate profits and heightened risk aversion.

The Index continued to plunge as the reporting period began in March 2009, at one point reaching a 12-year low. However, stock prices then rallied sharply from their March 9th trough, with the Index posting positive returns during each of the six months covered by this report. The market’s turnaround was attributed to a number of factors, including optimism regarding the government’s actions to stabilize the financial system, positive earnings surprises from a number of banks and better than expected results from the bank “stress tests.” In addition, as the reporting period progressed, it appeared that investor risk aversion abated, as there were increasing signs that the economy had bottomed and growth could resume later this year.

The market’s rally during the reporting period was broad-based, as all ten sectors within the Index posted double-digit gains. The two best-performing sectors were financials (+96.9%) and materials (+55.2%), while the telecommunication services (+12.5%) and utilities sectors (+18.2%) generated the lowest returns during the six months ended August 31, 2009.

Q:	HOW WAS THE FUND MANAGED?

A:	As always, we attempted to provide investors with a pure benchmark exposure and zero active risk. In particular, the Fund was managed according to a full-replication index strategy — with all 500 of the stocks in the benchmark being held in the Fund in strict conformity to benchmark weights. In addition, changes to the composition and stock weightings in the Index were implemented in a timely, efficient and low-cost manner. We also closely monitored the Fund’s exposures at the stock and sector levels to ensure that unintended active bets were not in place. The Fund was fully invested at all times in an effort to minimize market risk and eliminate cash drag on performance. (Cash drag refers to the negative impact on performance from holding cash in the Fund, when equities tend to produce higher returns than cash.) Typically, the Fund was 99.0% invested in common stocks and 1.0% invested in equitized cash. Cash was equitized by investing in some combination of index futures contracts and exchange-traded funds.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***

1.	Exxon Mobil Corp.	3.7%
2.	Microsoft Corp.	2.1
3.	JPMorgan Chase & Co.****	1.9
4.	Johnson & Johnson	1.8
5.	Procter & Gamble Co.	1.8
6.	International Business Machines Corp.	1.7
7.	AT&T, Inc.	1.7
8.	Bank of America Corp.	1.7
9.	Apple, Inc.	1.7
10.	General Electric Co.	1.6

PORTFOLIO COMPOSITION BY SECTOR***

Information Technology	18.4%
Financials	15.3
Health Care	13.5
Energy	11.6
Consumer Staples	11.4
Industrials	10.0
Consumer Discretionary	9.1
Utilities	3.8
Materials	3.4
Telecommunication Services	3.2
Short-Term Investment	0.1
Others (each less than 1.0%)	0.2

*	“S&P 500 Index” is a registered service mark of Standard & Poor’s Corporation, which does not sponsor, and is in no way affiliated with the Fund. The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

**	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

***	Percentages indicated are based on total investments (excluding Investments of Cash Collateral for Securities on Loan) as of August 31, 2009. The Fund’s composition is subject to change.

****	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, invests.

4   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2009

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2009

INCEPTION DATE	6 MONTH	1 YEAR	3 YEAR	SINCE INCEPTION
2/07/05	40.48%	(18.43)%	(5.89)%	(1.59)%

LIFE OF FUND PERFORMANCE (2/7/05 TO 8/31/09)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The Fund commenced operations on February 7, 2005.

The graph illustrates comparative performance for $10,000,000 invested in the JPMorgan Equity Index Trust, the S&P 500 Index and the Lipper S&P 500 Objective Funds Index from February 7, 2005 to August 31, 2009. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the indices reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the S&P 500 Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper S&P 500 Objective Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. Stock Market. The Lipper S&P 500 Objective Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper Inc. Investors cannot invest directly in an index.

The Fund’s shares have a $10,000,000 minimum investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2009        JPMORGAN INSTITUTIONAL TRUST FUNDS   5

JPMorgan Intermediate Bond Trust

FUND COMMENTARY
AS OF AUGUST 31, 2009 (Unaudited)

FUND FACTS

Fund Inception	February 7, 2005
Fiscal Year End	Last day of February
Net Assets as of 8/31/2009 (In Thousands)	$324,154
Primary Benchmark	Barclays Capital Intermediate U.S. Government/Credit Index
Average Credit Quality	AA1
Duration	3.6 Years

Q:	HOW DID THE FUND PERFORM?

A:	The JPMorgan Intermediate Bond Trust, which seeks current income consistent with the preservation of capital by investing in high- and medium-grade fixed income securities with intermediate maturities,* returned 7.47%** for the six months ended August 31, 2009. This compares to the 5.08% return for the Barclays Capital Intermediate U.S. Government/Credit Index for the same period.

Q:	WHY DID THE FUND PERFORM THIS WAY?

A:	The Fund outperformed its benchmark for the period. While the economy did not meaningfully improve during the six month reporting period, the U.S. fixed income markets showed signs of improvement. During this time, many of the problems that plagued the market following the September 2008 Lehman Brothers bankruptcy, including extreme risk aversion, strained credit conditions, forced selling and illiquidity, began to improve. This was due, in part, to indications that the Federal Reserve’s low interest rate monetary policies were helping to stabilize the financial system and the government’s stimulus programs were beginning to gain traction. Investor sentiment seemed to improve, leading to a sharp rally for non-U.S. Treasuries. Generally, when credit spreads of a particular group of securities narrow, prices rise, yields fall and total returns increase relative to comparable-duration U.S. Treasuries.

With risk aversion appearing to abate, U.S. Treasury securities underperformed the spread sectors during the period. Given this situation, the Fund benefited from its underweight in U.S. Treasuries. The Fund’s allocation to these securities was approximately half that of the benchmark’s weighting. The Fund’s substantial spread sector (non-U.S. Treasuries) overweight versus the benchmark was also rewarded. In particular, its out-of-benchmark exposures to residential mortgage securities and commercial mortgage-backed securities positively contributed to results, as their spreads narrowed from last year’s elevated levels. Security selection of asset-backed securities was also beneficial for performance.

The Fund’s overall higher credit quality versus the benchmark detracted from performance, as lower quality securities outperformed their higher quality counterparts. Elsewhere, the Fund’s positioning in the corporate bond market was an overall detractor from performance. The Fund’s underweight in this strong performing sector was a negative, which was partially offset by the Fund’s overweight exposure to financial securities, as they generated strong returns. Overall, the Fund’s overweight to non-agency mortgage-backed securities offset its underweights to CMBS and lower quality corporate bonds.

The Fund’s yield curve positioning (a curve that shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time) did not materially impact the Fund’s results. The negative of having an overweight to the short end of the curve was offset by the positives associated with the Fund’s underweight to the longer end of the curve. Yields on the longer-end of the curve rose during the reporting period (bond yields and prices move in the opposite direction).

Q:	HOW WAS THE FUND MANAGED?

A:	We continued to focus on security selection and relative value as our primary strategy. We also emphasized bottom-up portfolio construction and identifying what we believed were undervalued securities. Aside from increasing the Fund’s allocation to U.S. Treasuries, in order to put new cash to work, there were no significant changes made to the Fund’s sector positioning during the period, as we maintained our overweight to spread sectors.

PORTFOLIO COMPOSITION***

Collateralized Mortgage Obligations	38.5%
Corporate Bonds	21.6
U.S. Treasury Obligations	17.8
Mortgage Pass-Through Securities	15.5
Asset-Backed Securities	2.5
Commercial Mortgage-Backed Securities	1.7
U.S. Government Agency Securities	0.9
Short-Term Investment	1.5

*	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

**	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

***	Percentages indicated are based on total investments (excluding Investments of Cash Collateral for Securities on Loan) as of August 31, 2009. The Fund’s composition is subject to change.

6   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2009

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2009

INCEPTION DATE	6 MONTH	1 YEAR	3 YEAR	SINCE INCEPTION
2/07/05	7.47%	9.49%	6.88%	5.44%

LIFE OF FUND PERFORMANCE (2/7/05 TO 8/31/09)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The Fund commenced operations on February 7, 2005.

The graph illustrates comparative performance for $5,000,000 invested in the JPMorgan Intermediate Bond Trust, the Barclays Capital Intermediate U.S. Government/Credit Index and the Lipper Short-Intermediate U.S. Government Funds Index from February 7, 2005 to August 31, 2009. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the indices reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Barclays Capital Intermediate U.S. Government/Credit Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Short-Intermediate U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Barclays Capital Intermediate U.S. Government/Credit Index is an unmanaged index comprised of intermediate maturity U.S. Treasury and agency securities and investment grade corporate securities. The Lipper Short-Intermediate U.S. Government Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper Inc. Investors cannot invest directly in an index.

The Fund’s shares have a $5,000,000 minimum investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2009        JPMORGAN INSTITUTIONAL TRUST FUNDS   7

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2009 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 1.7%
		AmeriCredit Automobile Receivables Trust,
693		Series 2005-BM, Class A4, VAR, 0.356%, 05/06/12	671
297		Series 2006-BG, Class A3, 5.210%, 10/06/11	297
5,105		Series 2006-BG, Class A4, 5.210%, 09/06/13	4,927
643		Series 2007-CM, Class A3B, VAR, 0.306%, 05/07/12	634
550		Series 2008-AF, Class A4, 6.960%, 10/14/14	506
2,500		Bank of America Auto Trust, Series 2009-1A, Class A3, 2.670%, 07/15/13 (e)	2,523
1,102		Bear Stearns Asset Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.636%, 04/25/36 (i)	689
1,479		Capital One Auto Finance Trust, Series 2007-B, Class A3A, 5.030%, 04/15/12	1,494
2,723		Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	2,334
		Citibank Credit Card Issuance Trust,
3,380		Series 2002-C2, Class C2, 6.950%, 02/18/14	3,405
800		Series 2007-A3, Class A3, 6.150%, 06/15/39	830
820		Citigroup Mortgage Loan Trust, Inc., Series 2003-HE3, Class A, VAR, 0.646%, 12/25/33	504
700		CNH Equipment Trust, Series 2008-B, Class A4A, 5.600%, 11/17/14	730
811		Countrywide Asset-Backed Certificates, Series 2004-6, Class M1, VAR, 0.866%, 10/25/34 (i)	241
551		Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2, SUB, 5.233%, 01/25/36	359
1,015		Discover Card Master Trust, Series 2008-A4, Class A4, 5.650%, 12/15/15	1,095
300		First Franklin Mortgage Loan Asset-Backed Certificates, Series 2006-FF17, Class A4, VAR, 0.366%, 12/25/36	183
		Ford Credit Auto Owner Trust,
2,620		Series 2006-B, Class A4, 5.250%, 09/15/11	2,685
1,392		Series 2007-B, Class A3A, 5.150%, 11/15/11	1,425
600		Series 2009-B, Class A3, 2.790%, 08/15/13	611
500		Series 2009-B, Class A4, 4.500%, 07/15/14	511
558		GE Capital Mortgage Services, Inc., Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	367
1,000		GSMS Trust, Series 2009-RR, Class JP-B, 0.000%, VAR, 05/17/45	750
		HFC Home Equity Loan Asset Backed Certificates,
1,879		Series 2006-1, Class A1, VAR, 0.433%, 01/20/36	1,594
1,000		Series 2007-1, Class A2F, SUB, 5.600%, 03/20/36	1,009
630		Honda Auto Receivables Owner Trust, Series 2009-2, Class A3, 2.790%, 01/15/13	639
6,580		Household Credit Card Master Note Trust I, Series 2006-1, Class A, 5.100%, 06/15/12	6,588
396		Indymac Residential Asset Backed Trust, Series 2006-A, Class A3, VAR, 0.466%, 03/25/36	219
400		John Deere Owner Trust, Series 2009-A, Class A3, 2.590%, 10/15/13	404
		Long Beach Mortgage Loan Trust,
650		Series 2006-8, Class 2A2, VAR, 0.356%, 09/25/36	259
1,237		Series 2006-WL2, Class 2A3, VAR, 0.466%, 01/25/36	821
72		MASTR Asset Backed Securities Trust, Series 2006-HE3, Class A1, VAR, 0.306%, 08/25/36	60
		MBNA Credit Card Master Note Trust,
1,874		Series 2002-C1, Class C1, 6.800%, 07/15/14	1,897
866		Series 2003-C1, Class C1, VAR, 1.973%, 06/15/12	855
1,552		MBNA Master Credit Card Trust, Series 1999-J, Class C, 7.850%, 02/15/12 (e)	1,553
1,000		New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.500%, 11/25/33	697
300		Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	153
693		Structured Asset Securities Corp., Series 2002-23XS, Class A7, SUB, 6.580%, 11/25/32	556
		Total Asset-Backed Securities (Cost $47,611)	45,075
Collateralized Mortgage Obligations — 50.3%
		Agency CMO — 36.8%
2,380		Federal Home Loan Bank System, Series 2000-0606, Class Y, 5.270%, 12/28/12	2,538
506		Federal Home Loan Mortgage Corp. — Government National Mortgage Association, Series 8, Class ZA, 7.000%, 03/25/23	506
		Federal Home Loan Mortgage Corp. REMICS,
63		Series 11, Class D, 9.500%, 07/15/19	68
24		Series 22, Class C, 9.500%, 04/15/20	26
36		Series 23, Class F, 9.600%, 04/15/20	39
1		Series 41, Class I, HB, 84.000%, 05/15/20	1
4		Series 47, Class F, 10.000%, 06/15/20	4
14		Series 99, Class Z, 9.500%, 01/15/21	15
—	(h)	Series 204, Class E, HB, IF, 1,826.308%, 05/15/23	1

SEE NOTES TO FINANCIAL STATEMENTS.

8   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2009

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
—	(h)	Series 1045, Class G, HB, 1,066.208%, 02/15/21	1
14		Series 1065, Class J, 9.000%, 04/15/21	15
4		Series 1079, Class S, HB, IF, 32.938%, 05/15/21	7
19		Series 1084, Class F, VAR, 1.263%, 05/15/21	19
14		Series 1084, Class S, HB, IF, 43.819%, 05/15/21	24
35		Series 1116, Class I, 5.500%, 08/15/21	37
25		Series 1144, Class KB, 8.500%, 09/15/21	28
—	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	2
1		Series 1196, Class B, HB, IF, 1,161.253%, 01/15/22	17
105		Series 1212, Class IZ, 8.000%, 02/15/22	108
38		Series 1250, Class J, 7.000%, 05/15/22	41
54		Series 1343, Class LA, 8.000%, 08/15/22	59
68		Series 1343, Class LB, 7.500%, 08/15/22	75
116		Series 1370, Class JA, VAR, 1.463%, 09/15/22	116
113		Series 1455, Class WB, IF, 4.519%, 12/15/22	113
540		Series 1466, Class PZ, 7.500%, 02/15/23	585
9		Series 1470, Class F, VAR, 2.599%, 02/15/23	9
658		Series 1498, Class I, VAR, 1.463%, 04/15/23	658
800		Series 1502, Class PX, 7.000%, 04/15/23	842
110		Series 1505, Class Q, 7.000%, 05/15/23	118
261		Series 1518, Class G, IF, 8.712%, 05/15/23	263
86		Series 1541, Class M, HB, IF, 21.196%, 07/15/23	109
234		Series 1541, Class O, VAR, 3.070%, 07/15/23	233
22		Series 1570, Class F, VAR, 3.099%, 08/15/23	22
826		Series 1573, Class PZ, 7.000%, 09/15/23	892
527		Series 1591, Class PV, 6.250%, 10/15/23	565
48		Series 1595, Class D, 7.000%, 10/15/13	51
157		Series 1596, Class D, 6.500%, 10/15/13	161
27		Series 1602, Class SA, HB, IF, 21.734%, 10/15/23	35
31		Series 1607, Class SA, IF, 18.992%, 10/15/13	36
2,224		Series 1608, Class L, 6.500%, 09/15/23	2,407
737		Series 1609, Class LG, IF, 16.656%, 11/15/23	884
95		Series 1611, Class JA, VAR, 1.625%, 08/15/23	96
91		Series 1611, Class JB, HB, IF, 20.836%, 08/15/23	97
856		Series 1638, Class H, 6.500%, 12/15/23	919
990		Series 1642, Class PJ, 6.000%, 11/15/23	1,053
14		Series 1671, Class QC, IF, 10.000%, 02/15/24	16
18		Series 1686, Class SH, IF, 18.534%, 02/15/24	24
352		Series 1695, Class EB, 7.000%, 03/15/24	384
68		Series 1699, Class FC, VAR, 0.913%, 03/15/24	67
307		Series 1700, Class GA, PO, 02/15/24	260
980		Series 1706, Class K, 7.000%, 03/15/24	1,060
30		Series 1709, Class FA, VAR, 2.770%, 03/15/24	30
74		Series 1745, Class D, 7.500%, 08/15/24	80
2,357		Series 1760, Class ZD, VAR, 3.120%, 02/15/24	2,357
818		Series 1798, Class F, 5.000%, 05/15/23	849
12		Series 1807, Class G, 9.000%, 10/15/20	13
234		Series 1829, Class ZB, 6.500%, 03/15/26	254
32		Series 1844, Class E, 6.500%, 10/15/13	35
238		Series 1863, Class Z, 6.500%, 07/15/26	254
39		Series 1865, Class D, PO, 02/15/24	25
147		Series 1890, Class H, 7.500%, 09/15/26	159
444		Series 1899, Class ZE, 8.000%, 09/15/26	485
24		Series 1935, Class FL, VAR, 1.013%, 02/15/27	24
322		Series 1963, Class Z, 7.500%, 01/15/27	330
50		Series 1970, Class PG, 7.250%, 07/15/27	56
481		Series 1981, Class Z, 6.000%, 05/15/27	503
212		Series 1987, Class PE, 7.500%, 09/15/27	212
484		Series 2019, Class Z, 6.500%, 12/15/27	526
181		Series 2025, Class PE, 6.300%, 01/15/13	182
168		Series 2033, Class SN, HB, IF, 24.250%, 03/15/24	75
460		Series 2038, Class PN, IO, 7.000%, 03/15/28	76
831		Series 2040, Class PE, 7.500%, 03/15/28	843
176		Series 2043, Class CJ, 6.500%, 04/15/28	187
640		Series 2054, Class PV, 7.500%, 05/15/28	694
291		Series 2055, Class OE, 6.500%, 05/15/13	305
1,405		Series 2075, Class PH, 6.500%, 08/15/28	1,508
1,579		Series 2075, Class PM, 6.250%, 08/15/28	1,689
792		Series 2086, Class GB, 6.000%, 09/15/28	845
579		Series 2089, Class PJ, IO, 7.000%, 10/15/28	99
2,496		Series 2095, Class PE, 6.000%, 11/15/28	2,678
694		Series 2102, Class TC, 6.000%, 12/15/13	737
470		Series 2102, Class TU, 6.000%, 12/15/13	500
1,836		Series 2115, Class PE, 6.000%, 01/15/14	1,946
799		Series 2125, Class JZ, 6.000%, 02/15/29	853
152		Series 2132, Class SB, HB, IF, 29.334%, 03/15/29	200
113		Series 2134, Class PI, IO, 6.500%, 03/15/19	16
51		Series 2135, Class UK, IO, 6.500%, 03/15/14	5
746		Series 2136, Class PG, 6.000%, 03/15/29	800
76		Series 2141, Class IO, IO, 7.000%, 04/15/29	14
168		Series 2163, Class PC, IO, 7.500%, 06/15/29	27

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2009        JPMORGAN INSTITUTIONAL TRUST FUNDS   9

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2009 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,507	Series 2169, Class TB, 7.000%, 06/15/29	1,644
942	Series 2172, Class QC, 7.000%, 07/15/29	1,027
1,028	Series 2176, Class OJ, 7.000%, 08/15/29	1,091
63	Series 2189, Class SA, IF, 17.826%, 02/15/28	68
486	Series 2201, Class C, 8.000%, 11/15/29	531
383	Series 2209, Class TC, 8.000%, 01/15/30	411
593	Series 2210, Class Z, 8.000%, 01/15/30	637
161	Series 2224, Class CB, 8.000%, 03/15/30	167
426	Series 2230, Class Z, 8.000%, 04/15/30	461
328	Series 2234, Class PZ, 7.500%, 05/15/30	357
263	Series 2247, Class Z, 7.500%, 08/15/30	296
385	Series 2256, Class MC, 7.250%, 09/15/30	417
829	Series 2259, Class ZM, 7.000%, 10/15/30	896
28	Series 2261, Class ZY, 7.500%, 10/15/30	29
106	Series 2262, Class Z, 7.500%, 10/15/30	112
833	Series 2271, Class PC, 7.250%, 12/15/30	854
1,555	Series 2283, Class K, 6.500%, 12/15/23	1,700
489	Series 2296, Class PD, 7.000%, 03/15/31	519
148	Series 2306, Class K, PO, 05/15/24	125
350	Series 2306, Class SE, IF, IO, 6.980%, 05/15/24	47
487	Series 2313, Class LA, 6.500%, 05/15/31	526
1,032	Series 2325, Class PM, 7.000%, 06/15/31	1,139
2,300	Series 2344, Class QG, 6.000%, 08/15/16	2,461
5,782	Series 2344, Class ZD, 6.500%, 08/15/31	6,240
490	Series 2344, Class ZJ, 6.500%, 08/15/31	529
479	Series 2345, Class NE, 6.500%, 08/15/31	513
639	Series 2345, Class PQ, 6.500%, 08/15/16	690
672	Series 2351, Class PZ, 6.500%, 08/15/31	727
5,487	Series 2353, Class AZ, 6.000%, 09/15/31	5,878
863	Series 2353, Class TD, 6.000%, 09/15/16	930
686	Series 2355, Class BP, 6.000%, 09/15/16	738
401	Series 2359, Class PM, 6.000%, 09/15/16	430
1,543	Series 2359, Class ZB, 8.500%, 06/15/31	1,691
1,304	Series 2360, Class PG, 6.000%, 09/15/16	1,388
308	Series 2363, Class PF, 6.000%, 09/15/16	329
587	Series 2366, Class MD, 6.000%, 10/15/16	624
961	Series 2367, Class ME, 6.500%, 10/15/31	1,034
2,221	Series 2391, Class QR, 5.500%, 12/15/16	2,366
482	Series 2391, Class VQ, 6.000%, 10/15/12	501
794	Series 2394, Class MC, 6.000%, 12/15/16	853
1,576	Series 2396, Class FM, VAR, 0.723%, 12/15/31	1,555
1,151	Series 2399, Class OH, 6.500%, 01/15/32	1,243
1,839	Series 2399, Class TH, 6.500%, 01/15/32	1,985
1,672	Series 2410, Class NG, 6.500%, 02/15/32	1,807
513	Series 2410, Class OE, 6.375%, 02/15/32	554
1,329	Series 2410, Class QS, IF, 18.791%, 02/15/32	1,437
459	Series 2410, Class QX, IF, IO, 8.377%, 02/15/32	70
1,366	Series 2412, Class SP, IF, 15.554%, 02/15/32	1,643
2,331	Series 2420, Class XK, 6.500%, 02/15/32	2,516
1,094	Series 2423, Class MC, 7.000%, 03/15/32	1,189
1,041	Series 2423, Class MT, 7.000%, 03/15/32	1,132
738	Series 2425, Class OB, 6.000%, 03/15/17	794
2,430	Series 2430, Class WF, 6.500%, 03/15/32	2,622
1,530	Series 2434, Class TC, 7.000%, 04/15/32	1,666
565	Series 2435, Class CJ, 6.500%, 04/15/32	615
1,984	Series 2435, Class VH, 6.000%, 07/15/19	2,089
1,305	Series 2436, Class MC, 7.000%, 04/15/32	1,429
934	Series 2444, Class ES, IF, IO, 7.677%, 03/15/32	124
593	Series 2450, Class GZ, 7.000%, 05/15/32	641
747	Series 2450, Class SW, IF, IO, 7.727%, 03/15/32	100
3,941	Series 2455, Class GK, 6.500%, 05/15/32	4,254
565	Series 2458, Class QE, 5.500%, 06/15/17	602
2,560	Series 2460, Class VZ, 6.000%, 11/15/29	2,635
1,334	Series 2462, Class JG, 6.500%, 06/15/32	1,446
4,084	Series 2464, Class SI, IF, IO, 7.727%, 02/15/32	559
1,572	Series 2466, Class PG, 6.500%, 04/15/32	1,661
942	Series 2466, Class PH, 6.500%, 06/15/32	1,025
1,500	Series 2474, Class NR, 6.500%, 07/15/32	1,620
290	Series 2480, Class PV, 6.000%, 07/15/11	301
1,875	Series 2484, Class LZ, 6.500%, 07/15/32	2,042
42	Series 2498, Class UD, 5.500%, 06/15/16	42
2,260	Series 2500, Class MC, 6.000%, 09/15/32	2,395
267	Series 2503, Class BH, 5.500%, 09/15/17	285
1,327	Series 2508, Class AQ, 5.500%, 10/15/17	1,415
1,130	Series 2512, Class PG, 5.500%, 10/15/22	1,193
536	Series 2513, Class TG, 6.000%, 02/15/32	555
813	Series 2513, Class YO, PO, 02/15/32	795
2,335	Series 2515, Class DE, 4.000%, 03/15/32	2,372
1,001	Series 2518, Class PX, 5.500%, 09/15/13	1,060
181	Series 2519, Class BT, 8.500%, 09/15/31	190
129	Series 2521, Class PU, 5.500%, 05/15/10	132
1,363	Series 2527, Class VU, 5.500%, 10/15/13	1,384
1,338	Series 2535, Class BK, 5.500%, 12/15/22	1,428
2,260	Series 2537, Class TE, 5.500%, 12/15/17	2,415
346	Series 2541, Class GX, 5.500%, 02/15/17	352
2,024	Series 2543, Class YX, 6.000%, 12/15/32	2,140

SEE NOTES TO FINANCIAL STATEMENTS.

10   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2009

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
2,449	Series 2544, Class HC, 6.000%, 12/15/32	2,594
2,532	Series 2552, Class ME, 6.000%, 01/15/33	2,681
5,349	Series 2563, Class PK, IO, 5.500%, 03/15/31	128
781	Series 2565, Class MB, 6.000%, 05/15/30	807
1,481	Series 2567, Class QD, 6.000%, 02/15/33	1,565
347	Series 2571, Class SK, HB, IF, 33.324%, 09/15/23	507
3,767	Series 2575, Class ME, 6.000%, 02/15/33	3,983
1,279	Series 2586, Class WI, IO, 6.500%, 03/15/33	229
2,000	Series 2587, Class WX, 5.000%, 03/15/18	2,108
2,384	Series 2591, Class WI, IO, 5.500%, 02/15/30	133
680	Series 2594, Class VA, 6.000%, 03/15/14	690
902	Series 2594, Class VP, 6.000%, 02/15/14	911
3,540	Series 2594, Class VQ, 6.000%, 08/15/20	3,714
1,380	Series 2596, Class QG, 6.000%, 03/15/33	1,453
2,357	Series 2597, Class DS, IF, IO, 7.277%, 02/15/33	144
3,692	Series 2599, Class DS, IF, IO, 6.727%, 02/15/33	227
4,840	Series 2610, Class DS, IF, IO, 6.827%, 03/15/33	315
4,893	Series 2611, Class SH, IF, IO, 7.377%, 10/15/21	326
1,130	Series 2611, Class UH, 4.500%, 05/15/18	1,176
3,999	Series 2617, Class AK, 4.500%, 05/15/18	4,114
1,697	Series 2617, Class GR, 4.500%, 05/15/18	1,766
214	Series 2619, Class HR, 3.500%, 11/15/31	215
753	Series 2619, Class IM, IO, 5.000%, 10/15/21	58
311	Series 2624, Class IU, IO, 5.000%, 06/15/33	25
6,222	Series 2626, Class NS, IF, IO, 6.277%, 06/15/23	667
856	Series 2628, Class WA, 4.000%, 07/15/28	877
2,260	Series 2631, Class LC, 4.500%, 06/15/18	2,352
1,609	Series 2636, Class Z, 4.500%, 06/15/18	1,687
1,714	Series 2637, Class SA, IF, IO, 5.827%, 06/15/18	149
169	Series 2638, Class DS, IF, 8.327%, 07/15/23	160
1,693	Series 2638, Class SA, IF, IO, 6.827%, 11/15/16	101
829	Series 2640, Class UG, IO, 5.000%, 01/15/32	116
4,350	Series 2640, Class UP, IO, 5.000%, 01/15/32	372
429	Series 2640, Class UR, IO, 4.500%, 08/15/17	19
333	Series 2643, Class HI, IO, 4.500%, 12/15/16	14
8,966	Series 2645, Class BI, IO, 4.500%, 02/15/18	610
1,422	Series 2650, Class PO, PO, 12/15/32	1,277
4,886	Series 2650, Class SO, PO, 12/15/32	4,380
2,680	Series 2651, Class VZ, 4.500%, 07/15/18	2,806
949	Series 2656, Class SH, HB, IF, 20.782%, 02/15/25	1,005
418	Series 2663, Class EO, PO, 08/15/33	337
2,948	Series 2668, Class SB, IF, 6.957%, 10/15/15	3,111
1,884	Series 2672, Class ME, 5.000%, 11/15/22	1,968
561	Series 2672, Class SJ, IF, 6.913%, 09/15/16	588
5,760	Series 2675, Class CK, 4.000%, 09/15/18	5,847
2,430	Series 2682, Class YS, IF, 8.579%, 10/15/33	2,394
151	Series 2683, Class VA, 5.500%, 02/15/21	156
16,500	Series 2684, Class PO, PO, 01/15/33	12,672
3,014	Series 2684, Class TO, PO, 10/15/33	2,370
816	Series 2686, Class GB, 5.000%, 05/15/20	851
2,141	Series 2686, Class NS, IF, IO, 7.327%, 10/15/21	147
46	Series 2686, Class SO, IF, 13.654%, 07/15/26	46
719	Series 2690, Class SJ, IF, 8.741%, 10/15/33	606
1,538	Series 2691, Class ME, 4.500%, 04/15/32	1,560
1,751	Series 2691, Class WS, IF, 8.591%, 10/15/33	1,825
838	Series 2692, Class SC, IF, 12.741%, 07/15/33	853
1,892	Series 2695, Class DE, 4.000%, 01/15/17	1,972
1,199	Series 2695, Class DG, 4.000%, 10/15/18	1,222
544	Series 2696, Class CO, PO, 10/15/18	448
338	Series 2696, Class SM, IF, 13.654%, 12/15/26	357
367	Series 2700, Class S, IF, 8.591%, 11/15/33	320
1,205	Series 2702, Class PC, 5.000%, 01/15/23	1,262
1,137	Series 2705, Class SC, IF, 8.591%, 11/15/33	1,172
2,146	Series 2705, Class SD, IF, 8.649%, 11/15/33	1,933
1,712	Series 2715, Class OG, 5.000%, 01/15/23	1,770
3,014	Series 2716, Class UN, 4.500%, 12/15/23	3,042
1,637	Series 2720, Class PC, 5.000%, 12/15/23	1,715
7,722	Series 2727, Class BS, IF, 8.666%, 01/15/34	6,749
269	Series 2727, Class PO, PO, 01/15/34	224
844	Series 2739, Class S, IF, 11.454%, 01/15/34	847
1,020	Series 2744, Class FE, VAR, 0.000%, 02/15/34	997
1,705	Series 2744, Class PE, 5.500%, 02/15/34	1,843
3,332	Series 2744, Class TU, 5.500%, 05/15/32	3,471
2,211	Series 2751, Class BA, 4.000%, 10/15/18	2,225
789	Series 2753, Class S, IF, 11.454%, 02/15/34	792
2,822	Series 2755, Class PA, PO, 02/15/29	2,740
2,022	Series 2755, Class SA, IF, 13.654%, 05/15/30	2,157
1,266	Series 2762, Class LO, PO, 03/15/34	1,040
1,000	Series 2764, Class TE, 5.000%, 10/15/32	1,035
684	Series 2766, Class SX, IF, 15.658%, 03/15/34	703
705	Series 2769, Class PO, PO, 03/15/34	586
455	Series 2771, Class FG, VAR, 0.000%, 03/15/34	443

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2009        JPMORGAN INSTITUTIONAL TRUST FUNDS   11

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2009 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,789	Series 2776, Class SK, IF, 8.666%, 04/15/34	1,797
1,506	Series 2777, Class OM, PO, 12/15/32	1,237
232	Series 2777, Class SX, IF, 11.766%, 04/15/34	230
496	Series 2778, Class BS, IF, 15.068%, 04/15/34	506
5,365	Series 2778, Class US, IF, IO, 6.927%, 06/15/33	345
793	Series 2780, Class JG, 4.500%, 04/15/19	817
1,284	Series 2783, Class AT, 4.000%, 04/15/19	1,277
1,812	Series 2809, Class UB, 4.000%, 09/15/17	1,878
5,515	Series 2809, Class UC, 4.000%, 06/15/19	5,556
200	Series 2827, Class SQ, IF, 7.500%, 01/15/19	203
2,194	Series 2827, Class XO, PO, 01/15/23	1,992
377	Series 2835, Class QO, PO, 12/15/32	327
337	Series 2838, Class FQ, VAR, 0.723%, 08/15/34	334
2,001	Series 2840, Class JO, PO, 06/15/23	1,811
644	Series 2841, Class YA, 5.500%, 07/15/27	653
40	Series 2849, Class PO, PO, 08/15/34	39
2,181	Series 2850, Class SN, IF, IO, 6.877%, 09/15/18	177
1,114	Series 2870, Class KC, 4.250%, 05/15/18	1,156
3,000	Series 2872, Class JE, 4.500%, 02/15/18	3,155
826	Series 2890, Class DO, PO, 11/15/34	688
1,403	Series 2925, Class MW, VAR, 0.000%, 01/15/35	1,301
2,853	Series 2934, Class EC, PO, 02/15/20	2,549
523	Series 2934, Class EN, PO, 02/15/18	500
2,377	Series 2934, Class HI, IO, 5.000%, 02/15/20	259
2,324	Series 2934, Class KI, IO, 5.000%, 02/15/20	258
254	Series 2949, Class GU, HB, IF, 46.413%, 03/15/35	268
28	Series 2958, Class KB, 5.500%, 04/15/35	28
856	Series 2958, Class QD, 4.500%, 04/15/20	888
3,425	Series 2965, Class GD, 4.500%, 04/15/20	3,531
8,562	Series 2971, Class GB, 5.000%, 11/15/16	9,010
856	Series 2971, Class GC, 5.000%, 07/15/18	906
778	Series 2975, Class KO, PO, 05/15/35	746
943	Series 2989, Class PO, PO, 06/15/23	859
4,281	Series 3004, Class EK, 5.500%, 07/15/35	4,395
452	Series 3007, Class AI, IO, 5.500%, 07/15/24	44
368	Series 3014, Class OD, PO, 08/15/35	303
378	Series 3022, Class OH, PO, 08/15/35	373
477	Series 3044, Class VO, PO, 10/15/35	400
5,258	Series 3047, Class OB, 5.500%, 12/15/33	5,557
944	Series 3047, Class OD, 5.500%, 10/15/35	992
1,790	Series 3049, Class XF, VAR, 0.623%, 05/15/33	1,700
3,095	Series 3064, Class MC, 5.500%, 11/15/35	3,232
2,141	Series 3064, Class OB, 5.500%, 07/15/29	2,248
919	Series 3068, Class AO, PO, 01/15/35	874
494	Series 3068, Class MO, PO, 01/15/23	459
2,263	Series 3068, Class QB, 4.500%, 06/15/20	2,341
2,141	Series 3074, Class BH, 5.000%, 11/15/35	2,241
3,196	Series 3100, Class MA, VAR, 5.092%, 12/15/35	3,058
706	Series 3102, Class HS, HB, IF, 23.566%, 01/15/36	849
3,216	Series 3117, Class EO, PO, 02/15/36	2,824
2,153	Series 3117, Class OK, PO, 02/15/36	1,850
1,622	Series 3118, Class DM, 5.000%, 02/15/24	1,633
111	Series 3122, Class ZB, 6.000%, 03/15/36	111
732	Series 3134, Class PO, PO, 03/15/36	632
3,713	Series 3138, Class PO, PO, 04/15/36	3,199
280	Series 3149, Class SO, PO, 05/15/36	222
2,055	Series 3151, Class UC, 5.500%, 08/15/35	2,171
1,498	Series 3152, Class MO, PO, 03/15/36	1,294
1,035	Series 3158, Class LX, VAR, 0.000%, 05/15/36	974
116	Series 3164, Class CF, VAR, 0.000%, 04/15/33	115
369	Series 3171, Class MO, PO, 06/15/36	309
4,298	Series 3179, Class OA, PO, 07/15/36	3,741
3,088	Series 3194, Class SA, IF, IO, 6.827%, 07/15/36	373
2,125	Series 3211, Class SO, PO, 09/15/36	1,834
1,326	Series 3218, Class AO, PO, 09/15/36	1,176
4,757	Series 3219, Class DI, IO, 6.000%, 04/15/36	812
4,328	Series 3232, Class ST, IF, IO, 6.427%, 10/15/36	432
1,436	Series 3233, Class OP, PO, 05/15/36	1,248
1,403	Series 3256, Class PO, PO, 12/15/36	1,206
4,275	Series 3260, Class CS, IF, IO, 5.867%, 01/15/37	408
1,566	Series 3261, Class OA, PO, 01/15/37	1,331
2,161	Series 3274, Class JO, PO, 02/15/37	1,762
1,244	Series 3275, Class FL, VAR, 0.713%, 02/15/37	1,217
5,262	Series 3290, Class SB, IF, IO, 6.177%, 03/15/37	581
736	Series 3318, Class AO, PO, 05/15/37	624
2,563	Series 3331, Class PO, PO, 06/15/37	2,232
2,200	Series 3334, Class MC, 5.000%, 04/15/33	2,290
3,755	Series 3387, Class SA, IF, IO, 6.147%, 11/15/37	340
5,100	Series 3404, Class SC, IF, IO, 5.727%, 01/15/38	481
23,044	Series 3422, Class AI, IO, 1.860%, 01/15/38	580

SEE NOTES TO FINANCIAL STATEMENTS.

12   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2009

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
4,703		Series 3424, Class PI, IF, IO, 6.527%, 04/15/38	534
18,751		Series 3430, Class AI, IO, 1.418%, 09/15/12	377
12,981		Series 3437, Class AI, IO, 1.335%, 09/15/11	175
4,487		Series 3481, Class SJ, IF, IO, 5.577%, 08/15/38	424
10,629		Series 3505, Class SA, IF, IO, 5.727%, 01/15/39	745
12,119		Series 3511, Class SA, IF, IO, 5.727%, 02/15/39	939
		Federal Home Loan Mortgage Corp. STRIPS,
6		Series 134, Class B, IO, 9.000%, 04/01/22	1
6,462		Series 233, Class 11, IO, 5.000%, 09/15/35	1,037
9,281		Series 233, Class 13, IO, 5.000%, 09/15/35	1,111
1,881		Series 243, Class 16, IO, 4.500%, 11/15/20	212
4,092		Series 243, Class 17, IO, 4.500%, 12/15/20	460
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
835		Series T-41, Class 3A, VAR, 7.500%, 07/25/32	929
521		Series T-51, Class 2A, VAR, 7.500%, 08/25/42	568
2,685		Series T-54, Class 2A, 6.500%, 02/25/43	2,899
908		Series T-54, Class 3A, 7.000%, 02/25/43	995
390		Series T-58, Class A, PO, 09/25/43	284
918		Series T-59, Class 1AP, PO, 10/25/43	647
		Federal National Mortgage Association Grantor Trust,
1,413		Series 2002-T19, Class A2, 7.000%, 07/25/42	1,539
1,320		Series 2004-T3, Class 1A3, 7.000%, 02/25/44	1,439
		Federal National Mortgage Association REMICS,
16		Series 1988-7, Class Z, 9.250%, 04/25/18	17
37		Series 1989-70, Class G, 8.000%, 10/25/19	41
14		Series 1989-78, Class H, 9.400%, 11/25/19	15
22		Series 1989-83, Class H, 8.500%, 11/25/19	25
26		Series 1989-89, Class H, 9.000%, 11/25/19	28
21		Series 1990-1, Class D, 8.800%, 01/25/20	24
4		Series 1990-60, Class K, 5.500%, 06/25/20	4
8		Series 1990-63, Class H, 9.500%, 06/25/20	9
7		Series 1990-93, Class G, 5.500%, 08/25/20	7
—	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	2
—	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	4
35		Series 1990-102, Class J, 6.500%, 08/25/20	38
56		Series 1990-120, Class H, 9.000%, 10/25/20	64
5		Series 1990-134, Class SC, HB, IF, 21.131%, 11/25/20	6
—	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	4
—	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	1
23		Series 1991-24, Class Z, 5.000%, 03/25/21	24
9		Series 1992-38, Class Z, 7.500%, 02/25/22	9
4		Series 1992-101, Class J, 7.500%, 06/25/22	5
122		Series 1992-136, Class PK, 6.000%, 08/25/22	132
90		Series 1992-143, Class MA, 5.500%, 09/25/22	97
242		Series 1992-163, Class M, 7.750%, 09/25/22	271
436		Series 1992-188, Class PZ, 7.500%, 10/25/22	474
177		Series 1993-21, Class KA, 7.700%, 03/25/23	199
259		Series 1993-25, Class J, 7.500%, 03/25/23	289
69		Series 1993-27, Class SA, IF, 15.500%, 02/25/23	96
108		Series 1993-62, Class SA, IF, 16.802%, 04/25/23	143
55		Series 1993-165, Class SD, IF, 11.464%, 09/25/23	65
120		Series 1993-165, Class SK, IF, 12.500%, 09/25/23	144
181		Series 1993-167, Class GA, 7.000%, 09/25/23	189
81		Series 1993-179, Class SB, HB, IF, 22.754%, 10/25/23	108
54		Series 1993-179, Class SC, IF, 10.500%, 10/25/23	63
298		Series 1993-199, Class FA, VAR, 0.863%, 10/25/23	297
154		Series 1993-205, Class H, PO, 09/25/23	127
258		Series 1993-220, Class SG, IF, 15.375%, 11/25/13	302
215		Series 1993-225, Class UB, 6.500%, 12/25/23	225
65		Series 1993-230, Class FA, VAR, 0.913%, 12/25/23	64
239		Series 1993-247, Class FE, VAR, 1.313%, 12/25/23	240
111		Series 1993-247, Class SU, IF, 11.351%, 12/25/23	120
406		Series 1993-250, Class Z, 7.000%, 12/25/23	436
1,256		Series 1993-257, Class C, PO, 06/25/23	1,105
936		Series 1994-37, Class L, 6.500%, 03/25/24	1,005
4,604		Series 1994-40, Class Z, 6.500%, 03/25/24	5,012
157		Series 1995-2, Class Z, 8.500%, 01/25/25	173
269		Series 1995-19, Class Z, 6.500%, 11/25/23	290
971		Series 1996-14, Class SE, IF, IO, 7.130%, 08/25/23	134
33		Series 1996-27, Class FC, VAR, 0.813%, 03/25/17	33
85		Series 1996-59, Class J, 6.500%, 08/25/22	93

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2009        JPMORGAN INSTITUTIONAL TRUST FUNDS   13

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2009 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
895		Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	30
60		Series 1997-27, Class J, 7.500%, 04/18/27	64
99		Series 1997-29, Class J, 7.500%, 04/20/27	110
668		Series 1997-39, Class PD, 7.500%, 05/20/27	734
318		Series 1997-42, Class EN, 7.250%, 07/18/27	338
98		Series 1997-42, Class ZC, 6.500%, 07/18/27	107
—	(h)	Series 1997-51, Class PM, IO, 7.000%, 05/18/12	—	(h)
1,410		Series 1997-61, Class ZC, 7.000%, 02/25/23	1,520
276		Series 1997-81, Class PI, IO, 7.000%, 12/18/27	49
49		Series 1998-4, Class C, PO, 04/25/23	42
1,041		Series 1998-36, Class ZB, 6.000%, 07/18/28	1,120
323		Series 1998-43, Class SA, IF, IO, 14.927%, 04/25/23	76
508		Series 1998-66, Class SB, IF, IO, 7.884%, 12/25/28	91
273		Series 1999-17, Class C, 6.350%, 04/25/29	295
1,482		Series 1999-18, Class Z, 5.500%, 04/18/29	1,576
591		Series 1999-38, Class SK, IF, IO, 7.784%, 08/25/23	76
151		Series 1999-52, Class NS, HB, IF, 22.636%, 10/25/23	201
385		Series 1999-62, Class PB, 7.500%, 12/18/29	429
1,207		Series 2000-2, Class ZE, 7.500%, 02/25/30	1,343
559		Series 2000-20, Class SA, IF, IO, 8.834%, 07/25/30	113
94		Series 2000-52, Class IO, IO, 8.500%, 01/25/31	17
535		Series 2001-4, Class PC, 7.000%, 03/25/21	592
354		Series 2001-5, Class OW, 6.000%, 03/25/16	375
368		Series 2001-7, Class PF, 7.000%, 03/25/31	401
1,791		Series 2001-7, Class PR, 6.000%, 03/25/16	1,912
1,919		Series 2001-10, Class PR, 6.000%, 04/25/16	2,043
956		Series 2001-30, Class PM, 7.000%, 07/25/31	1,043
878		Series 2001-31, Class VD, 6.000%, 05/25/31	907
1,645		Series 2001-33, Class ID, IO, 6.000%, 07/25/31	269
947		Series 2001-36, Class DE, 7.000%, 08/25/31	1,030
2,051		Series 2001-44, Class MY, 7.000%, 09/25/31	2,233
358		Series 2001-44, Class PD, 7.000%, 09/25/31	389
443		Series 2001-44, Class PU, 7.000%, 09/25/31	482
3,739		Series 2001-48, Class Z, 6.500%, 09/25/21	4,088
385		Series 2001-49, Class Z, 6.500%, 09/25/31	416
284		Series 2001-52, Class KB, 6.500%, 10/25/31	306
83		Series 2001-52, Class XM, 6.500%, 11/25/10	85
1,032		Series 2001-52, Class XN, 6.500%, 11/25/15	1,110
3,235		Series 2001-61, Class Z, 7.000%, 11/25/31	3,519
498		Series 2001-71, Class MB, 6.000%, 12/25/16	536
1,098		Series 2001-71, Class QE, 6.000%, 12/25/16	1,179
254		Series 2001-72, Class SX, IF, 16.847%, 12/25/31	293
1,454		Series 2001-74, Class MB, 6.000%, 12/25/16	1,570
972		Series 2001-80, Class PE, 6.000%, 07/25/29	1,012
339		Series 2002-1, Class HC, 6.500%, 02/25/22	369
348		Series 2002-1, Class SA, HB, IF, 24.324%, 02/25/32	426
239		Series 2002-1, Class UD, HB, IF, 23.406%, 12/25/23	323
1,352		Series 2002-2, Class UC, 6.000%, 02/25/17	1,443
3,682		Series 2002-3, Class OG, 6.000%, 02/25/17	3,957
807		Series 2002-7, Class OG, 6.000%, 03/25/17	867
2,661		Series 2002-7, Class TG, 6.000%, 03/25/17	2,858
794		Series 2002-10, Class SB, IF, 18.563%, 03/25/17	955
1,121		Series 2002-11, Class QG, 5.500%, 03/25/17	1,194
2,911		Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	132
51		Series 2002-13, Class ST, IF, 10.000%, 03/25/32	58
5,846		Series 2002-18, Class PC, 5.500%, 04/25/17	6,179
859		Series 2002-19, Class PE, 6.000%, 04/25/17	923
150		Series 2002-21, Class LO, PO, 04/25/32	130
1,273		Series 2002-21, Class PE, 6.500%, 04/25/32	1,374
1,295		Series 2002-24, Class AJ, 6.000%, 04/25/17	1,400
588		Series 2002-25, Class SG, IF, 18.683%, 05/25/17	709
2,979		Series 2002-28, Class PK, 6.500%, 05/25/32	3,214
891		Series 2002-37, Class Z, 6.500%, 06/25/32	962
803		Series 2002-42, Class C, 6.000%, 07/25/17	871
3,767		Series 2002-48, Class GH, 6.500%, 11/25/32	4,060
774		Series 2002-55, Class QE, 5.500%, 09/25/17	822
8,639		Series 2002-56, Class UC, 5.500%, 09/25/17	9,199
1,245		Series 2002-62, Class ZE, 5.500%, 11/25/17	1,310
871		Series 2002-63, Class KC, 5.000%, 10/25/17	924
144		Series 2002-73, Class S, IF, 15.586%, 11/25/09	148
1,533		Series 2002-74, Class LD, 5.000%, 01/25/16	1,549
986		Series 2002-74, Class PD, 5.000%, 11/25/15	990
743		Series 2002-74, Class VB, 6.000%, 11/25/31	749

SEE NOTES TO FINANCIAL STATEMENTS.

14   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2009

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,148	Series 2002-77, Class S, IF, 13.996%, 12/25/32	1,291
1,902	Series 2002-83, Class CS, 6.881%, 08/25/23	2,084
242	Series 2002-91, Class UH, IO, 5.500%, 06/25/22	18
70	Series 2002-93, Class PD, 3.500%, 02/25/29	70
3,107	Series 2002-94, Class BK, 5.500%, 01/25/18	3,325
2,000	Series 2003-3, Class HJ, 5.000%, 02/25/18	2,122
239	Series 2003-8, Class SB, IF, IO, 7.384%, 03/25/16	4
2,524	Series 2003-22, Class UD, 4.000%, 04/25/33	2,376
675	Series 2003-27, Class DW, 4.500%, 04/25/17	705
4,092	Series 2003-33, Class IA, IO, 6.500%, 05/25/33	648
1,758	Series 2003-34, Class AX, 6.000%, 05/25/33	1,859
1,516	Series 2003-34, Class ED, 6.000%, 05/25/33	1,632
192	Series 2003-35, Class UC, 3.750%, 05/25/33	194
580	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	88
1,319	Series 2003-39, Class LW, 5.500%, 05/25/23	1,366
1,884	Series 2003-41, Class PE, 5.500%, 05/25/23	2,002
735	Series 2003-42, Class GB, 4.000%, 05/25/33	726
4,100	Series 2003-45, Class AI, IO, 5.500%, 05/25/33	220
753	Series 2003-47, Class PE, 5.750%, 06/25/33	790
897	Series 2003-52, Class SX, HB, IF, 22.153%, 10/25/31	1,167
234	Series 2003-60, Class NJ, 5.000%, 07/25/21	242
784	Series 2003-64, Class SX, IF, 13.048%, 07/25/33	792
472	Series 2003-65, Class CI, IO, 4.500%, 03/25/15	6
372	Series 2003-67, Class VQ, 7.000%, 01/25/19	384
268	Series 2003-68, Class QP, 3.000%, 07/25/22	271
1,744	Series 2003-71, Class DS, IF, 7.092%, 08/25/33	1,466
2,234	Series 2003-71, Class IM, IO, 5.500%, 12/25/31	246
4,395	Series 2003-72, Class IE, IO, 5.500%, 08/25/33	713
3,103	Series 2003-73, Class GA, 3.500%, 05/25/31	3,127
469	Series 2003-74, Class SH, IF, 9.692%, 08/25/33	445
1,663	Series 2003-76, Class GQ, 4.500%, 08/25/18	1,673
7,158	Series 2003-80, Class SY, IF, IO, 7.384%, 06/25/23	776
1,350	Series 2003-81, Class LC, 4.500%, 09/25/18	1,398
5,207	Series 2003-83, Class PG, 5.000%, 06/25/23	5,429
2,871	Series 2003-86, Class KR, 4.500%, 09/25/16	2,977
1,048	Series 2003-91, Class SD, IF, 12.057%, 09/25/33	1,110
317	Series 2003-92, Class SH, IF, 9.173%, 09/25/18	305
2,260	Series 2003-106, Class US, IF, 8.677%, 11/25/23	2,094
302	Series 2003-106, Class WS, IF, 9.237%, 02/25/23	285
735	Series 2003-113, Class PC, 4.000%, 03/25/15	746
4,850	Series 2003-116, Class SB, IF, IO, 7.334%, 11/25/33	706
5,137	Series 2003-117, Class JB, 3.500%, 06/25/33	5,033
1,507	Series 2003-122, Class TE, 5.000%, 12/25/22	1,567
1,341	Series 2003-128, Class KE, 4.500%, 01/25/14	1,405
856	Series 2003-128, Class NG, 4.000%, 01/25/19	864
854	Series 2003-130, Class SX, IF, 11.122%, 01/25/34	882
762	Series 2003-132, Class OA, PO, 08/25/33	667
3,945	Series 2004-4, Class QI, IF, IO, 6.834%, 06/25/33	430
373	Series 2004-4, Class QM, IF, 13.669%, 06/25/33	403
2,108	Series 2004-10, Class SC, HB, IF, 27.538%, 02/25/34	2,506
1,988	Series 2004-14, Class SD, IF, 8.677%, 03/25/34	1,790
1,655	Series 2004-21, Class CO, PO, 04/25/34	1,074
601	Series 2004-22, Class A, 4.000%, 04/25/19	591
1,130	Series 2004-25, Class PC, 5.500%, 01/25/34	1,194
3,880	Series 2004-25, Class SA, IF, 18.795%, 04/25/34	4,587
7,708	Series 2004-27, Class HB, 4.000%, 05/25/19	7,650
753	Series 2004-36, Class PC, 5.500%, 02/25/34	795
3,258	Series 2004-36, Class SA, IF, 18.795%, 05/25/34	3,869
1,470	Series 2004-36, Class SN, IF, 13.669%, 07/25/33	1,588
4,281	Series 2004-37, Class AG, 4.500%, 11/25/32	4,328
6,021	Series 2004-46, Class HS, IF, IO, 5.734%, 05/25/30	364
1,555	Series 2004-46, Class QB, HB, IF, 22.938%, 05/25/34	1,736
5,096	Series 2004-46, Class SK, IF, 15.770%, 05/25/34	5,378

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2009        JPMORGAN INSTITUTIONAL TRUST FUNDS   15

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2009 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,287	Series 2004-51, Class SY, IF, 13.709%, 07/25/34	1,446
942	Series 2004-53, Class NC, 5.500%, 07/25/24	980
2,598	Series 2004-59, Class BG, PO, 12/25/32	2,267
238	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	250
2,062	Series 2004-70, Class JA, 4.500%, 10/25/19	2,105
793	Series 2004-76, Class CL, 4.000%, 10/25/19	804
1,593	Series 2004-79, Class SP, IF, 19.070%, 11/25/34	1,892
377	Series 2004-81, Class AC, 4.000%, 11/25/19	381
1,011	Series 2004-92, Class JO, PO, 12/25/34	1,009
1,172	Series 2005-28, Class JA, 5.000%, 04/25/35	1,185
567	Series 2005-47, Class AN, 5.000%, 12/25/16	586
1,434	Series 2005-52, Class PA, 6.500%, 06/25/35	1,530
5,316	Series 2005-56, Class S, IF, IO, 6.444%, 07/25/35	546
1,665	Series 2005-59, Class PC, 5.500%, 03/25/31	1,748
869	Series 2005-66, Class SG, IF, 16.711%, 07/25/35	982
1,324	Series 2005-68, Class BC, 5.250%, 06/25/35	1,376
4,133	Series 2005-68, Class PG, 5.500%, 08/25/35	4,379
1,927	Series 2005-68, Class UC, 5.000%, 06/25/35	1,988
1,791	Series 2005-74, Class CS, IF, 19.290%, 05/25/35	2,179
19,797	Series 2005-84, Class XM, 5.750%, 10/25/35	21,158
884	Series 2005-98, Class GO, PO, 11/25/35	725
3,425	Series 2005-109, Class PC, 6.000%, 12/25/35	3,643
17,504	Series 2005-110, Class GJ, 5.500%, 11/25/30	18,324
14,556	Series 2005-110, Class GK, 5.500%, 08/25/34	15,396
4,326	Series 2005-110, Class GL, 5.500%, 12/25/35	4,515
2,997	Series 2005-110, Class MN, 5.500%, 06/25/35	3,141
3,068	Series 2005-116, Class PB, 6.000%, 04/25/34	3,268
3,000	Series 2005-118, Class PN, 6.000%, 01/25/32	3,205
484	Series 2005-123, Class LO, PO, 01/25/36	444
1,471	Series 2006-15, Class OT, PO, 01/25/36	1,338
1,557	Series 2006-16, Class OA, PO, 03/25/36	1,359
1,495	Series 2006-22, Class AO, PO, 04/25/36	1,246
681	Series 2006-23, Class KO, PO, 04/25/36	589
3,149	Series 2006-39, Class WC, 5.500%, 01/25/36	3,303
620	Series 2006-42, Class CF, VAR, 0.716%, 06/25/36	604
3,951	Series 2006-44, Class GO, PO, 06/25/36	3,446
10,924	Series 2006-44, Class P, PO, 12/25/33	9,378
2,000	Series 2006-46, Class UC, 5.500%, 12/25/35	2,097
743	Series 2006-53, Class JO, PO, 06/25/36	726
9,209	Series 2006-53, Class US, IO, IF, 6.314%, 06/25/36	1,080
2,538	Series 2006-56, Class PO, PO, 07/25/36	2,186
4,572	Series 2006-58, Class AP, PO, 07/25/36	3,972
559	Series 2006-58, Class FL, VAR, 0.726%, 07/25/36	546
1,767	Series 2006-58, Class PO, PO, 07/25/36	1,535
4,350	Series 2006-59, Class QO, PO, 01/25/33	3,837
2,456	Series 2006-60, Class DZ, 6.500%, 07/25/36	2,660
2,664	Series 2006-65, Class QO, PO, 07/25/36	2,327
2,038	Series 2006-71, Class IC, IO, 6.000%, 04/25/17	213
757	Series 2006-72, Class TO, PO, 08/25/36	657
6,205	Series 2006-77, Class PC, 6.500%, 08/25/36	6,726
2,220	Series 2006-79, Class DO, PO, 08/25/36	1,920
1,357	Series 2006-90, Class AO, PO, 09/25/36	1,159
699	Series 2006-109, Class PO, PO, 11/25/36	617
7,687	Series 2006-110, Class PO, PO, 11/25/36	6,652
675	Series 2006-111, Class EO, PO, 11/25/36	571
1,470	Series 2006-119, Class PO, PO, 12/25/36	1,265
10,000	Series 2006-124, Class HB, VAR, 6.030%, 11/25/36	10,447
1,000	Series 2006-128, Class BP, 5.500%, 01/25/37	1,047
3,620	Series 2006-130, Class GI, IO, 6.500%, 07/25/32	592
14,326	Series 2007-7, Class SG, IF, IO, 6.234%, 08/25/36	1,230
14,372	Series 2007-14, Class ES, IF, IO, 6.174%, 03/25/37	1,340
869	Series 2007-15, Class NO, PO, 03/25/22	772
8,685	Series 2007-16, Class FC, VAR, 1.016%, 03/25/37	8,438
1,461	Series 2007-42, Class AO, PO, 05/25/37	1,291
1,640	Series 2007-48, Class PO, PO, 05/25/37	1,452
2,848	Series 2007-54, Class FA, VAR, 0.666%, 06/25/37	2,792
19,443	Series 2007-60, Class AX, IF, IO, 6.884%, 07/25/37	2,133
1,483	Series 2007-77, Class FG, VAR, 0.766%, 03/25/37	1,456
2,000	Series 2007-79, Class PB, 5.000%, 04/25/29	2,103
2,100	Series 2007-79, Class PC, 5.000%, 01/25/32	2,201
1,000	Series 2007-81, Class GE, 6.000%, 08/25/37	1,067
2,000	Series 2007-84, Class PD, 6.000%, 08/25/32	2,124
5,000	Series 2007-84, Class PG, 6.000%, 12/25/36	5,303
11,282	Series 2007-88, Class VI, IF, IO, 6.274%, 09/25/37	1,173

SEE NOTES TO FINANCIAL STATEMENTS.

16   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2009

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
7,828		Series 2007-91, Class ES, IF, IO, 6.194%, 10/25/37	664
5,282		Series 2007-97, Class KI, IO, 7.000%, 05/25/33	921
1,030		Series 2007-97, Class MS, IF, 14.180%, 12/25/31	1,104
3,810		Series 2007-106, Class A7, VAR, 6.187%, 10/25/37	3,988
9,577		Series 2007-116, Class HI, IO, VAR, 6.612%, 01/25/38	676
830		Series 2007-118, Class IO, IO, 6.000%, 06/25/36	81
8,141		Series 2008-1, Class BI, IF, IO, 5.644%, 02/25/38	769
5,709		Series 2008-10, Class XI, IF, IO, 5.964%, 03/25/38	592
8,201		Series 2008-16, Class IS, IF, IO, 5.934%, 03/25/38	784
4,255		Series 2008-19, Class IC, IO, 5.000%, 03/25/23	403
1,000		Series 2008-24, Class DY, 5.000%, 04/25/23	1,048
3,400		Series 2008-27, Class SN, IF, IO, 6.634%, 04/25/38	451
19,476		Series 2008-35, Class AI, VAR, IO, 0.827%, 01/25/12	202
3,229		Series 2008-39, Class CI, IO, 4.500%, 05/25/18	350
1,596		Series 2008-42, Class AO, PO, 09/25/36	1,363
424		Series 2008-44, Class PO, PO, 05/25/38	374
5,396		Series 2008-47, Class SI, IF, IO, 6.234%, 06/25/23	465
8,536		Series 2008-53, Class CI, IF, IO, 6.934%, 07/25/38	953
1,315		Series 2008-59, Class IG, IO, 5.500%, 11/25/34	122
11,044		Series 2008-80, Class SA, IF, IO, 5.584%, 09/25/38	988
6,806		Series 2008-81, Class SB, IF, IO, 5.584%, 09/25/38	634
14,959		Series 2009-6, Class GS, IF, IO, 6.284%, 02/25/39	1,424
4,310		Series 2009-9, Class IO, IO, 5.000%, 02/25/24	437
3,531		Series 2009-18, Class IO, IO, 5.000%, 03/25/24	345
2,500		Series 2009-19, Class IP, IO, 5.500%, 10/25/36	499
1		Series G-17, Class S, HB, VAR, 1,048.747%, 06/25/21	21
76		Series G-28, Class S, IF, 14.788%, 09/25/21	101
61		Series G-35, Class M, 8.750%, 10/25/21	69
24		Series G-51, Class SA, HB, IF, 20.798%, 12/25/21	32
65		Series G92-15, Class Z, 7.000%, 01/25/22	67
—	(h)	Series G92-27, Class SQ, HB, IF, 1,658.410%, 05/25/22	4
317		Series G92-35, Class E, 7.500%, 07/25/22	351
—	(h)	Series G92-35, Class G, HB, 1,184.775%, 07/25/22	8
38		Series G92-42, Class Z, 7.000%, 07/25/22	42
1,553		Series G92-44, Class ZQ, 8.000%, 07/25/22	1,707
48		Series G92-52, Class FD, VAR, 0.333%, 09/25/22	47
411		Series G92-54, Class ZQ, 7.500%, 09/25/22	457
51		Series G92-59, Class F, VAR, 2.299%, 10/25/22	51
102		Series G92-61, Class Z, 7.000%, 10/25/22	111
74		Series G92-62, Class B, PO, 10/25/22	67
339		Series G93-1, Class KA, 7.900%, 01/25/23	382
75		Series G93-5, Class Z, 6.500%, 02/25/23	82
98		Series G93-14, Class J, 6.500%, 03/25/23	105
235		Series G93-17, Class SI, IF, 6.000%, 04/25/23	245
220		Series G93-27, Class FD, VAR, 1.193%, 08/25/23	220
56		Series G93-37, Class H, PO, 09/25/23	46
80		Series G95-1, Class C, 8.800%, 01/25/25	92
		Federal National Mortgage Association STRIPS,
9		Series 23, Class 2, IO, 10.000%, 09/01/17	1
1		Series 50, Class 2, IO, 10.500%, 03/01/19	—	(h)
37		Series 218, Class 2, IO, 7.500%, 04/01/23	7
31		Series 265, Class 2, 9.000%, 03/01/24	37
864		Series 329, Class 1, PO, 01/01/33	755
2,604		Series 339, Class 18, IO, 4.500%, 07/01/18	257
3,867		Series 339, Class 21, IO, 4.500%, 07/01/18	416
1,610		Series 339, Class 28, IO, 5.500%, 07/01/18	164
1,324		Series 345, Class 6, IO, VAR, 5.000%, 12/01/33	227
3,014		Series 351, Class 7, IO, VAR, 5.000%, 04/01/34	480
1,780		Series 355, Class 11, IO, 6.000%, 07/01/34	297
1,225		Series 355, Class 31, IO, VAR, 4.500%, 12/01/18	134
5,392		Series 365, Class 8, IO, 5.500%, 05/01/36	785
789		Series 368, Class 3, IO, 4.500%, 11/01/20	90
3,146		Series 374, Class 5, IO, 5.500%, 08/01/36	476

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2009        JPMORGAN INSTITUTIONAL TRUST FUNDS   17

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2009 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
2,163	Series 383, Class 32, IO, 6.000%, 01/01/38	332
5,674	Series 383, Class 33, IO, 6.000%, 01/01/38	866
1,658	Series 393, Class 6, IO, 5.500%, 04/25/37	175
	Federal National Mortgage Association Whole Loan,
195	Series 2002-W5, Class A10, IF, IO, 7.834%, 11/25/30	7
1,562	Series 2003-W1, Class 1A1, 6.500%, 12/25/42	1,689
562	Series 2003-W1, Class 2A, 7.500%, 12/25/42	625
270	Series 2003-W4, Class 2A, 6.500%, 10/25/42	292
482	Series 2004-W1, Class 2A2, 7.000%, 12/25/33	525
1,877	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	2,047
3,009	Series 2006-W2, Class 1AF1, VAR, 0.486%, 02/25/36	2,895
441	Series 2007-W7, Class 1A4, IF, 37.586%, 07/25/37	642
	Government National Mortgage Association,
1,153	Series 1994-3, Class PQ, 7.488%, 07/16/24	1,258
687	Series 1994-4, Class KQ, 7.988%, 07/16/24	753
3,825	Series 1994-7, Class PQ, 6.500%, 10/16/24	4,172
559	Series 1996-16, Class E, 7.500%, 08/16/26	596
862	Series 1997-8, Class PN, 7.500%, 05/16/27	930
200	Series 1997-11, Class D, 7.500%, 07/20/27	209
449	Series 1998-26, Class K, 7.500%, 09/17/25	491
2,535	Series 1999-4, Class ZB, 6.000%, 02/20/29	2,726
2,254	Series 1999-10, Class ZC, 6.500%, 04/20/29	2,438
149	Series 1999-15, Class E, 6.500%, 01/16/29	152
393	Series 1999-30, Class S, IF, IO, 8.327%, 08/16/29	48
25	Series 1999-33, Class SM, IF, 9.200%, 09/16/29	28
468	Series 1999-40, Class ZW, 7.500%, 11/20/29	517
720	Series 1999-41, Class Z, 8.000%, 11/16/29	786
208	Series 1999-44, Class PC, 7.500%, 12/20/29	232
4,314	Series 1999-44, Class ZC, 8.500%, 12/16/29	4,709
691	Series 1999-44, Class ZG, 8.000%, 12/20/29	753
526	Series 2000-6, Class Z, 7.500%, 02/20/30	568
270	Series 2000-9, Class Z, 8.000%, 06/20/30	295
2,812	Series 2000-9, Class ZJ, 8.500%, 02/16/30	3,083
499	Series 2000-12, Class ST, HB, IF, 38.097%, 02/16/30	809
633	Series 2000-14, Class PD, 7.000%, 02/16/30	688
173	Series 2000-16, Class ZN, 7.500%, 02/16/30	189
3,804	Series 2000-21, Class Z, 9.000%, 03/16/30	4,337
712	Series 2000-26, Class TZ, 8.500%, 09/20/30	763
188	Series 2000-26, Class Z, 7.750%, 09/20/30	204
36	Series 2000-30, Class ST, IF, 11.050%, 12/16/22	44
548	Series 2000-31, Class Z, 9.000%, 10/20/30	548
168	Series 2000-34, Class SG, IF, IO, 8.258%, 10/20/30	28
316	Series 2000-35, Class ZA, 9.000%, 11/20/30	355
47	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	11
226	Series 2000-37, Class B, 8.000%, 12/20/30	245
123	Series 2000-38, Class AH, 7.150%, 12/20/30	125
269	Series 2001-4, Class SJ, IF, IO, 7.878%, 01/19/30	40
353	Series 2001-6, Class SD, IF, IO, 8.277%, 03/16/31	51
569	Series 2001-7, Class PK, 6.500%, 03/20/31	611
1,558	Series 2001-8, Class Z, 6.500%, 03/20/31	1,686
27	Series 2001-32, Class WA, IF, 19.444%, 07/20/31	34
419	Series 2001-35, Class SA, IF, IO, 7.977%, 08/16/31	62
326	Series 2001-36, Class S, IF, IO, 7.777%, 08/16/31	46
1,884	Series 2001-64, Class MQ, 6.500%, 12/20/31	2,002
390	Series 2002-3, Class SP, IF, IO, 7.117%, 01/16/32	52
685	Series 2002-7, Class PG, 6.500%, 01/20/32	732
1,762	Series 2002-24, Class AG, IF, IO, 7.677%, 04/16/32	261
166	Series 2002-24, Class SB, IF, 11.516%, 04/16/32	175
4,271	Series 2002-31, Class SE, IF, IO, 7.227%, 04/16/30	579
1,354	Series 2002-40, Class UK, 6.500%, 06/20/32	1,462
69	Series 2002-41, Class SV, IF, 9.000%, 06/16/32	77
5,196	Series 2002-45, Class QE, 6.500%, 06/20/32	5,612
1,924	Series 2002-47, Class PG, 6.500%, 07/16/32	2,079
3,363	Series 2002-47, Class ZA, 6.500%, 07/20/32	3,633
94	Series 2002-51, Class SG, HB, IF, 31.319%, 04/20/31	121
2,857	Series 2002-52, Class GH, 6.500%, 07/20/32	3,086
833	Series 2002-54, Class GB, 6.500%, 08/20/32	900
987	Series 2002-70, Class AV, 6.000%, 03/20/12	1,032
2,689	Series 2002-70, Class PS, IF, IO, 7.428%, 08/20/32	310
949	Series 2002-75, Class PB, 6.000%, 11/20/32	1,020
608	Series 2002-79, Class KV, 6.000%, 11/20/13	623

SEE NOTES TO FINANCIAL STATEMENTS.

18   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2009

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,441	Series 2002-80, Class EZ, 7.000%, 01/20/32	1,481
1,224	Series 2002-88, Class VA, 6.000%, 12/20/17	1,259
1,077	Series 2003-4, Class NI, IO, 5.500%, 01/20/32	89
703	Series 2003-4, Class NY, 5.500%, 12/20/13	746
2,101	Series 2003-11, Class SK, IF, IO, 7.427%, 02/16/33	329
944	Series 2003-12, Class SP, IF, IO, 7.428%, 02/20/33	133
217	Series 2003-24, Class PO, PO, 03/16/33	184
1,319	Series 2003-40, Class TC, 7.500%, 03/20/33	1,423
1,319	Series 2003-40, Class TJ, 6.500%, 03/20/33	1,430
753	Series 2003-46, Class MG, 6.500%, 05/20/33	817
1,394	Series 2003-46, Class TC, 6.500%, 03/20/33	1,501
755	Series 2003-52, Class AP, PO, 06/16/33	626
2,150	Series 2003-58, Class BE, 6.500%, 01/20/33	2,307
2,103	Series 2003-76, Class LS, IF, IO, 6.928%, 09/20/31	158
260	Series 2003-90, Class PO, PO, 10/20/33	213
971	Series 2003-98, Class PC, 5.000%, 02/20/29	997
3,251	Series 2003-112, Class SA, IF, IO, 6.277%, 12/16/33	320
3,000	Series 2003-112, Class TS, IF, IO, 6.678%, 10/20/32	498
9,035	Series 2004-11, Class SW, IF, IO, 5.228%, 02/20/34	899
1,546	Series 2004-15, Class SA, IF, 18.913%, 12/20/32	1,736
879	Series 2004-28, Class S, IF, 18.912%, 04/16/34	1,040
1,093	Series 2004-68, Class PO, PO, 05/20/31	1,041
12,291	Series 2004-68, Class SA, IF, IO, 6.528%, 05/20/31	791
399	Series 2004-73, Class AE, IF, 14.292%, 08/17/34	446
5,974	Series 2004-90, Class SI, IF, IO, 5.828%, 10/20/34	609
4,605	Series 2005-3, Class SB, IF, IO, 5.828%, 01/20/35	459
10,490	Series 2005-17, Class SL, IF, IO, 6.428%, 07/20/34	1,166
829	Series 2005-35, Class FL, VAR, 0.623%, 03/20/32	809
641	Series 2005-39, Class KI, IO, 5.500%, 03/20/34	63
3,196	Series 2005-58, Class NI, IO, 5.500%, 08/20/35	794
955	Series 2005-68, Class DP, IF, 15.776%, 06/17/35	1,084
12,599	Series 2005-68, Class KI, IF, IO, 6.028%, 09/20/35	1,412
1,358	Series 2005-69, Class SY, IF, IO, 6.478%, 11/20/33	200
2,362	Series 2005-91, Class PI, IO, 6.000%, 12/20/35	378
1,355	Series 2006-16, Class OP, PO, 03/20/36	1,162
1,672	Series 2006-28, Class GO, PO, 03/20/35	1,536
4,897	Series 2006-38, Class SW, IF, IO, 6.228%, 06/20/36	453
4,275	Series 2006-59, Class SD, IF, IO, 6.428%, 10/20/36	403
9,415	Series 2006-65, Class SA, IF, IO, 6.528%, 11/20/36	891
4,953	Series 2007-9, Class DI, IF, IO, 6.238%, 03/20/37	413
9,026	Series 2007-17, Class JI, IF, IO, 6.537%, 04/16/37	992
968	Series 2007-17, Class JO, PO, 04/16/37	841
7,446	Series 2007-19, Class SD, IF, IO, 5.928%, 04/20/37	580
7,945	Series 2007-26, Class SC, IF, IO, 5.928%, 05/20/37	662
4,663	Series 2007-27, Class SA, IF, IO, 5.928%, 05/20/37	380
1,951	Series 2007-28, Class BO, PO, 05/20/37	1,657
876	Series 2007-35, Class TO, PO, 04/20/35	811
4,951	Series 2007-36, Class SE, IF, IO, 6.197%, 06/16/37	404
13,339	Series 2007-40, Class SB, IF, IO, 6.478%, 07/20/37	1,378
8,083	Series 2007-42, Class SB, IF, IO, 6.478%, 07/20/37	683
2,500	Series 2007-47, Class PH, 6.000%, 07/16/37	2,698
3,377	Series 2007-49, Class NO, PO, 12/20/35	3,086
6,138	Series 2007-50, Class AI, IF, IO, 6.503%, 08/20/37	559
879	Series 2007-53, Class SW, IF, 19.388%, 09/20/37	1,068
2,134	Series 2007-57, Class PO, PO, 03/20/37	1,805
5,272	Series 2007-57, Class QA, IF, IO, 6.227%, 10/20/37	418
7,985	Series 2007-71, Class SB, IF, IO, 6.428%, 07/20/36	792
5,199	Series 2007-73, Class MI, IF, IO, 5.728%, 11/20/37	505

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2009        JPMORGAN INSTITUTIONAL TRUST FUNDS   19

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2009 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
5,217	Series 2007-79, Class SY, IF, IO, 6.278%, 12/20/37	402
3,141	Series 2007-81, Class SP, IF, IO, 6.378%, 12/20/37	330
5,826	Series 2007-82, Class SA, IF, IO, 6.258%, 12/20/37	489
2,699	Series 2008-2, Class MS, IF, IO, 6.887%, 01/16/38	335
10,795	Series 2008-2, Class NS, IF, IO, 6.267%, 01/16/38	993
1,996	Series 2008-23, Class IO, IO, 6.000%, 02/20/37	209
4,099	Series 2008-25, Class SB, IF, IO, 6.627%, 03/20/38	350
2,116	Series 2008-32, Class PI, IO, 5.500%, 10/16/37	234
7,700	Series 2008-36, Class SH, IF, IO, 6.028%, 04/20/38	690
17,714	Series 2008-40, Class SA, IF, IO, 6.127%, 05/16/38	1,865
7,124	Series 2008-41, Class SA, IF, IO, 6.068%, 05/20/38	544
4,893	Series 2008-55, Class SA, IF, IO, 5.928%, 06/20/38	406
1,869	Series 2008-60, Class PO, PO, 01/20/38	1,644
2,852	Series 2008-71, Class SC, IF, IO, 5.728%, 08/20/38	291
5,194	Series 2008-93, Class AS, IF, IO, 5.428%, 12/20/38	455
10,897	Series 2009-6, Class SA, IF, IO, 5.827%, 02/16/39	1,096
4,303	Series 2009-10, Class SL, IF, IO, 6.227%, 03/16/34	340
3,000	Series 2009-12, Class IE, IO, 5.500%, 03/20/39	577
5,231	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	746
4,457	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	584
11,967	Series 2009-22, Class SA, IF, IO, 5.997%, 04/20/39	902
4,145	Series 2009-25, Class SE, IF, IO, 7.328%, 09/20/38	441
3,434	Series 2009-33, Class CI, IO, 5.500%, 05/20/39	472
3,439	Series 2009-33, Class TI, IO, 6.000%, 05/20/39	464
	Vendee Mortgage Trust,
841	Series 1994-1, Class 1, VAR, 5.627%, 02/15/24	885
1,554	Series 1994-1, Class 2ZB, 6.500%, 02/15/24	1,605
1,276	Series 1996-1, Class 1Z, 6.750%, 02/15/26	1,366
896	Series 1996-2, Class 1Z, 6.750%, 06/15/26	958
1,782	Series 1997-1, Class 2Z, 7.500%, 02/15/27	1,966
2,177	Series 1998-1, Class 2E, 7.000%, 03/15/28	2,365
3,129	Series 1999-1, Class 2Z, 6.500%, 01/15/29	3,357
		965,170
	Non-Agency CMO — 13.5%
4,000	ABN AMRO Mortgage Corp., Series 2003-8, Class A3, 4.500%, 06/25/33	3,771
1,236	American General Mortgage Loan Trust, Series 2006-1, Class A2, VAR, 5.750%, 12/25/35 (e)	1,186
7,278	American Home Mortgage Investment Trust, Series 2005-3, Class 2A4, VAR, 4.848%, 09/25/35	3,579
	ASG Resecuritization Trust,
2,738	Series 2009-1, Class A60, VAR, 5.615%, 06/26/37 (e)	2,642
5,172	Series 2009-2, Class A55, VAR, 5.843%, 05/24/36 (e)	4,991
10,114	Series 2009-3, Class A65, VAR, 5.595%, 03/26/37 (e)	9,456
11,272	Series 2009-4, Class A60, 6.000%, 06/28/37 (e)	10,906
	Banc of America Alternative Loan Trust,
451	Series 2003-2, Class PO, PO, 04/25/33	311
621	Series 2003-11, Class PO, PO, 01/25/34	426
466	Series 2004-6, Class 15PO, PO, 07/25/19	332
2,141	Series 2005-5, Class 1CB1, 5.500%, 06/25/35	1,458
8,125	Series 2005-6, Class CBIO, IO, 5.500%, 07/25/35	776
1,637	Series 2006-4, Class 1A4, 6.000%, 05/25/46	646
	Banc of America Funding Corp.,
1,883	Series 2003-3, Class 1A33, 5.500%, 10/25/33	1,761
951	Series 2004-1, Class PO, PO, 03/25/34	594
2,596	Series 2004-2, Class 30PO, PO, 09/20/34	1,663
2,496	Series 2005-6, Class 2A7, 5.500%, 10/25/35	1,862
2,034	Series 2005-7, Class 30PO, PO, 11/25/35	1,337
1,331	Series 2005-8, Class 30PO, PO, 01/25/36	824
3,378	Series 2005-E, Class 4A1, VAR, 4.171%, 03/20/35	2,275

SEE NOTES TO FINANCIAL STATEMENTS.

20   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2009

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
1,165	Series 2006-A, Class 3A2, VAR, 5.810%, 02/20/36	630
	Banc of America Mortgage Securities, Inc.,
780	Series 2003-3, Class 2A1, VAR, 0.816%, 05/25/18	744
333	Series 2003-7, Class A2, 4.750%, 09/25/18	331
610	Series 2003-8, Class APO, PO, 11/25/33	394
8,425	Series 2004-3, Class 15IO, IO, VAR, 0.220%, 04/25/19	24
329	Series 2004-4, Class APO, PO, 05/25/34	197
3,197	Series 2004-5, Class 2A2, 5.500%, 06/25/34	2,242
856	Series 2004-6, Class 2A5, PO, 07/25/34	413
1,463	Series 2004-6, Class APO, PO, 07/25/34	917
189	Series 2004-8, Class 5PO, PO, 05/25/32	123
171	Series 2004-8, Class XPO, PO, 10/25/34	110
721	Series 2004-A, Class 2A2, VAR, 5.451%, 02/25/34	644
1,121	Series 2004-E, Class 2A5, VAR, 4.169%, 06/25/34	1,105
2,780	Series 2004-J, Class 3A1, VAR, 5.091%, 11/25/34	2,264
1,975	Series 2005-10, Class 1A6, 5.500%, 11/25/35	1,315
634	Series 2005-A, Class 2A1, VAR, 4.444%, 02/25/35	495
2,252	BCAP LLC Trust, Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	2,106
	Bear Stearns Adjustable Rate Mortgage Trust,
819	Series 2003-7, Class 3A, VAR, 4.945%, 10/25/33 (i)	765
1,454	Series 2004-1, Class 12A1, VAR, 4.567%, 04/25/34	1,262
8,528	Series 2006-1, Class A1, VAR, 4.625%, 02/25/36	7,162
	Citicorp Mortgage Securities, Inc.,
231	Series 1993-14, Class A3, VAR, 1.513%, 11/25/23	224
4,797	Series 2004-1, Class 3A1, 4.750%, 01/25/34	4,760
3,204	Series 2004-5, Class 2A5, 4.500%, 08/25/34	3,134
813	Series 2005-5, Class APO, PO, 08/25/35	519
985	Series 2005-8, Class APO, PO, 11/25/35	628
	Citigroup Mortgage Loan Trust, Inc.,
1,873	Series 2003-1, Class 2A5, 5.250%, 10/25/33	1,538
475	Series 2003-1, Class 2A6, PO, 10/25/33	207
655	Series 2003-1, Class PO2, PO, 10/25/33	450
588	Series 2003-1, Class PO3, PO, 09/25/33	405
421	Series 2003-UP3, Class A3, 7.000%, 09/25/33	416
2,478	Series 2003-UST1, Class A1, 5.500%, 12/25/18	2,509
762	Series 2003-UST1, Class PO1, PO, 12/25/18	540
353	Series 2003-UST1, Class PO3, PO, 12/25/18	266
712	Series 2005-1, Class 2A1A, VAR, 4.865%, 04/25/35	398
851	Series 2005-5, Class 1A2, VAR, 5.227%, 08/25/35	496
	Countrywide Alternative Loan Trust,
1,081	Series 2002-8, Class A4, 6.500%, 07/25/32	1,013
174	Series 2002-17, Class A7, 2.500%, 01/25/33	166
10,261	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	5,875
3,500	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	2,600
1,306	Series 2005-5R, Class A1, 5.250%, 12/25/18	1,165
6,260	Series 2005-1CB, Class 1A6, IF, IO, 6.834%, 03/25/35	647
7,999	Series 2005-20CB, Class 3A8, IF, IO, 4.484%, 07/25/35	751
21,092	Series 2005-22T1, Class A2, IF, IO, 4.804%, 06/25/35	2,131
1,664	Series 2005-26CB, Class A10, IF, 12.569%, 07/25/35	1,456
6,850	Series 2005-28CB, Class 1A4, 5.500%, 08/25/35	4,909
465	Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	385
6,084	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	4,273
17,214	Series 2005-54CB, Class 1A2, IF, IO, 4.584%, 11/25/35	1,906
4,534	Series 2005-57CB, Class 3A2, IF, IO, 4.834%, 12/25/35	465
2,113	Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	1,065
17,232	Series 2005-J1, Class 1A4, IF, IO, 4.834%, 02/25/35	1,763
6,000	Series 2006-26CB, Class A9, 6.500%, 09/25/36	4,252
3,000	Series 2007-21CB, Class 1A5, 6.000%, 09/25/37	1,260
	Countrywide Home Loan Mortgage Pass-Through Trust,
1,573	Series 2003-8, Class A4, 4.500%, 05/25/18	1,521
3,536	Series 2003-26, Class 1A6, 3.500%, 08/25/33	2,928
337	Series 2003-34, Class A11, 5.250%, 09/25/33	329
753	Series 2003-44, Class A9, PO, 10/25/33	442

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2009        JPMORGAN INSTITUTIONAL TRUST FUNDS   21

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2009 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
185	Series 2003-J2, Class A17, IF, IO, 7.134%, 04/25/33	12
2,295	Series 2003-J7, Class 4A3, IF, 9.430%, 08/25/18	1,998
1,079	Series 2004-7, Class 2A1, VAR, 3.422%, 06/25/34	1,003
2,292	Series 2004-8, Class 2A1, 4.500%, 06/25/19	2,242
426	Series 2004-HYB1, Class 2A, VAR, 4.770%, 05/20/34	313
1,523	Series 2004-HYB3, Class 2A, VAR, 3.649%, 06/20/34	1,008
1,332	Series 2004-HYB6, Class A3, VAR, 4.788%, 11/20/34	980
2,082	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	2,065
3,853	Series 2005-16, Class A23, 5.500%, 09/25/35	3,102
5,960	Series 2005-22, Class 2A1, VAR, 5.222%, 11/25/35	3,859
	CS First Boston Mortgage Securities Corp.,
1,025	Series 2003-1, Class DB1, 6.564%, 02/25/33	913
921	Series 2003-17, Class 2A1, 5.000%, 07/25/18	911
2,698	Series 2003-25, Class 1P, PO, 10/25/33	1,701
546	Series 2004-5, Class 5P, PO, 08/25/19	407
1,629	Series 2005-4, Class 3A18, 5.500%, 06/25/35	584
1,687	Series 2005-4, Class 3A22, 5.500%, 06/25/35	501
1,812	Series 2005-4, Class 3A23, 5.500%, 06/25/35	583
2,966	Deutsche Mortgage Securities, Inc., Series 2009-RS3, Class A1, 5.250%, 08/26/35 (e)	2,872
36	First Boston Mortgage Securities Corp. 1987 STRIPS, Series C, Class PO, PO, 04/25/17	33
	First Horizon Alternative Mortgage Securities,
1,632	Series 2004-AA4, Class A1, VAR, 5.312%, 10/25/34	1,263
2,122	Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	1,345
4,290	Series 2007-FA4, Class 1A2, IF, IO, 5.384%, 08/25/37	423
	First Horizon Asset Securities, Inc.,
827	Series 2003-3, Class 1A4, 3.900%, 05/25/33	773
2,767	Series 2003-9, Class 1A6, 5.500%, 11/25/33	2,292
1,683	Series 2004-AR2, Class 2A1, VAR, 3.023%, 05/25/34	1,608
2,188	Series 2004-AR7, Class 2A1, VAR, 4.924%, 02/25/35	1,946
3,052	Series 2005-AR1, Class 2A2, VAR, 5.000%, 04/25/35	2,869
	GMAC Mortgage Corp. Loan Trust,
1,886	Series 2005-AR3, Class 3A3, VAR, 4.866%, 06/19/35	1,623
5,565	Series 2005-AR3, Class 3A4, VAR, 4.866%, 06/19/35	2,872
	GSMPS Mortgage Loan Trust,
1,514	Series 2001-2, Class A, VAR, 7.500%, 06/19/32 (e)	1,252
7,343	Series 2006-RP2, Class 1AS2, VAR, IO, 5.710%, 04/25/36 (e)	901
	GSR Mortgage Loan Trust,
1,831	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	1,669
1,052	Series 2004-10F, Class 1A1, 4.500%, 08/25/19	1,048
296	Series 2004-10F, Class 2A1, 5.000%, 08/25/19	287
486	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	305
1,315	Series 2005-4F, Class AP, PO, 05/25/35	890
5,036	Series 2005-7F, Class 3A9, 6.000%, 09/25/35	3,236
4,144	Series 2006-1F, Class 2A4, 6.000%, 02/25/36	1,529
5,000	Series 2007-1F, Class 2A4, 5.500%, 01/25/37	3,406
29,742	Indymac Index Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 0.511%, 08/25/35	297
	JP Morgan Mortgage Trust,
5,178	Series 2006-A2, Class 4A1, VAR, 4.061%, 08/25/34	4,931
1,380	Series 2006-A3, Class 6A1, VAR, 4.067%, 08/25/34	1,257
	Lehman Mortgage Trust,
2,158	Series 2006-2, Class 1A1, VAR, 6.442%, 04/25/36	1,876
2,000	Series 2008-2, Class 1A6, 6.000%, 03/25/38	1,395
	MASTR Adjustable Rate Mortgages Trust,
218	Series 2004-4, Class 2A1, VAR, 4.375%, 05/25/34	114
2,442	Series 2004-13, Class 2A1, VAR, 4.210%, 04/21/34	2,293
10,275	Series 2004-13, Class 3A6, VAR, 3.141%, 11/21/34	9,869
2,800	Series 2004-13, Class 3A7, VAR, 3.141%, 11/21/34	2,166
537	Series 2004-15, Class 3A1, VAR, 5.365%, 12/25/34	454
	MASTR Alternative Loans Trust,
432	Series 2003-3, Class 1A1, 6.500%, 05/25/33	410

SEE NOTES TO FINANCIAL STATEMENTS.

22   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2009

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
1,975	Series 2003-9, Class 8A1, 6.000%, 01/25/34	1,722
1,480	Series 2004-3, Class 2A1, 6.250%, 04/25/34	1,361
4,493	Series 2004-4, Class 10A1, 5.000%, 05/25/24	4,233
993	Series 2004-6, Class 30PO, PO, 07/25/34	648
1,406	Series 2004-6, Class 7A1, 6.000%, 07/25/34	1,198
741	Series 2004-7, Class 30PO, PO, 08/25/34	487
3,695	Series 2004-8, Class 6A1, 5.500%, 09/25/19	3,518
939	Series 2004-10, Class 1A1, 4.500%, 09/25/19	872
	MASTR Asset Securitization Trust,
530	Series 2003-2, Class 2A1, 4.500%, 03/25/18	500
573	Series 2003-3, Class 4A1, 5.000%, 04/25/18	568
214	Series 2003-4, Class 2A2, 5.000%, 05/25/18	214
882	Series 2003-4, Class 3A2, 5.000%, 05/25/18	870
195	Series 2003-11, Class 6A2, 4.000%, 12/25/33	195
646	Series 2003-12, Class 30PO, PO, 12/25/33	448
428	Series 2004-1, Class 30PO, PO, 02/25/34	269
661	Series 2004-4, Class 3A1, 4.500%, 04/25/19	628
382	Series 2004-6, Class 15PO, PO, 05/25/19	297
1,141	Series 2004-8, Class 1A1, 4.750%, 08/25/19	1,132
385	Series 2004-8, Class PO, PO, 08/25/19	279
202	Series 2004-10, Class 5A1, VAR, 0.666%, 11/25/34	193
1,000	Series 2006-2, Class 1A30, 6.000%, 06/25/36	582
5,066	MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, VAR, 0.616%, 05/25/35 (e)	3,489
6,773	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	4,403
146	Merrill Lynch Trust, Series 47, Class Z, 8.985%, 10/20/20	160
1,101	MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.586%, 02/25/35	765
	Nomura Asset Acceptance Corp.,
994	Series 2003-A1, Class A1, 5.500%, 05/25/33	935
467	Series 2003-A1, Class A2, 6.000%, 05/25/33	445
68	Series 2003-A1, Class A5, 7.000%, 04/25/33	60
104	Series 2003-A1, Class A7, 5.000%, 04/25/18	102
915	Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	787
	Paine Webber CMO Trust,
7	Series H, Class 4, 8.750%, 04/01/18	8
33	Series P, Class 4, 8.500%, 08/01/19	36
261	RAAC Series, Series 2005-SP1, Class 2A10, 5.250%, 09/25/34	234
2,000	RBSSP Resecuritization Trust, Series 2009-9, Class 7A4, 6.000%, 07/26/37 (e)	1,860
	Residential Accredit Loans, Inc.,
525	Series 2002-QS16, Class A3, IF, 16.067%, 10/25/17	465
1,596	Series 2002-QS8, Class A5, 6.250%, 06/25/17	1,588
4,763	Series 2003-QR19, Class CB4, 5.750%, 10/25/33	3,256
2,827	Series 2003-QS12, Class A2A, IF, IO, 7.334%, 06/25/18	289
860	Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	93
5,858	Series 2003-QS14, Class A1, 5.000%, 07/25/18	5,692
1,791	Series 2003-QS18, Class A1, 5.000%, 09/25/18	1,687
3,269	Series 2003-QS19, Class A1, 5.750%, 10/25/33	3,072
1,133	Series 2003-QS3, Class A2, IF, 15.916%, 02/25/18	936
1,155	Series 2003-QS3, Class A8, IF, IO, 7.334%, 02/25/18	108
3,159	Series 2003-QS9, Class A3, IF, IO, 7.284%, 05/25/18	319
3,928	Series 2004-QA6, Class NB2, VAR, 5.260%, 12/26/34	2,960
959	Series 2004-QS8, Class A2, 5.000%, 06/25/34	859
1,876	Series 2005-QA7, Class A21, VAR, 4.829%, 07/25/35	1,206
738	Series 2006-QS4, Class A7, IF, 19.858%, 04/25/36	575
	Residential Asset Securitization Trust,
1,291	Series 2003-A13, Class A3, 5.500%, 01/25/34	998
201	Series 2003-A14, Class A1, 4.750%, 02/25/19	199
1,055	Series 2005-A11, Class PO, PO, 10/25/35	633
5,213	Series 2005-A2, Class A4, IF, IO, 4.784%, 03/25/35	452
2,006	Series 2006-A4, Class 2A5, 6.000%, 05/25/36	1,140
	Residential Funding Mortgage Securities I,
185	Series 2003-S11, Class A1, 2.500%, 06/25/18	184
704	Series 2003-S12, Class 4A5, 4.500%, 12/25/32	702
1,130	Series 2003-S13, Class A3, 5.500%, 06/25/33	1,027
840	Series 2003-S14, Class A4, PO, 07/25/18	711
2,926	Series 2003-S7, Class A17, 4.000%, 05/25/33	2,619
1,770	Series 2004-S3, Class A1, 4.750%, 03/25/19	1,757
2,716	Series 2004-S6, Class 2A6, PO, 06/25/34	1,870
732	Series 2004-S9, Class 2A1, 4.750%, 12/25/19	662

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2009        JPMORGAN INSTITUTIONAL TRUST FUNDS   23

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2009 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
1,366	Series 2005-SA4, Class 1A1, VAR, 3.867%, 09/25/35	948
603	Series 2007-S2, Class A11, 5.750%, 02/25/37	536
162	Residential Funding Securities LLC, Series 2003-RM2, Class AP-3, PO, 05/25/33	110
	Salomon Brothers Mortgage Securities VII, Inc.,
13	Series 2000-UP1, Class A2, 8.000%, 09/25/30	11
252	Series 2003-UP2, Class PO1, PO, 12/25/18	203
2,826	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 4.958%, 06/25/34	2,121
	Structured Asset Securities Corp.,
99	Series 2002-10H, Class 1AP, PO, 05/25/32	63
584	Series 2003-8, Class 1A2, 5.000%, 04/25/18	546
552	Series 2003-31A, Class B1, VAR, 3.934%, 10/25/33 (i)	283
3,042	Series 2004-20, Class 1A3, 5.250%, 11/25/34	2,989
1,024	Series 2005-6, Class 4A1, 5.000%, 05/25/35	979
894	Series 2005-6, Class 5A8, IF, 13.369%, 05/25/35	732
1,000	Series 2005-10, Class 5A9, 5.250%, 12/25/34	821
	WaMu Mortgage Pass-Through Certificates,
293	Series 2003-AR8, Class A, VAR, 2.850%, 08/25/33	271
4,388	Series 2003-S10, Class A5, 5.000%, 10/25/18	4,336
482	Series 2003-S10, Class A6, PO, 10/25/18	391
1,057	Series 2003-S11, Class 2A5, IF, 16.320%, 11/25/33	1,162
1,420	Series 2003-S8, Class A6, 4.500%, 09/25/18	1,388
714	Series 2003-S9, Class P, PO, 10/25/33	488
2,110	Series 2004-AR14, Class A1, VAR, 4.211%, 01/25/35	1,985
596	Series 2004-AR3, Class A1, VAR, 3.141%, 06/25/34	559
340	Series 2004-AR3, Class A2, VAR, 3.141%, 06/25/34	317
2,234	Series 2004-RS2, Class A4, 5.000%, 11/25/33	1,538
4,370	Series 2004-S3, Class 2A3, IF, 18.107%, 07/25/34	4,529
776	Series 2006-AR10, Class 2P, VAR, 09/25/36	326
626	Series 2006-AR12, Class 2P, VAR, 10/25/36	263
	Washington Mutual Alternative Mortgage Pass-Through Certificates,
17,939	Series 2005-2, Class 1A4, IF, IO, 4.784%, 04/25/35	1,909
4,417	Series 2005-2, Class 2A3, IF, IO, 4.734%, 04/25/35	466
4,641	Series 2005-3, Class CX, IO, 5.500%, 05/25/35	444
4,281	Series 2005-4, Class CB7, 5.500%, 06/25/35	3,024
4,465	Series 2005-4, Class CX, IO, 5.500%, 06/25/35	415
1,582	Series 2005-6, Class 2A4, 5.500%, 08/25/35	1,264
4,911	Series 2005-6, Class 2A9, 5.500%, 08/25/35	2,052
226	Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2002-MS12, Class A, 6.500%, 05/25/32	196
	Wells Fargo Mortgage Backed Securities Trust,
1,246	Series 2002-18, Class 2A5, 6.000%, 12/25/32	1,226
1,398	Series 2003-1, Class 1A1, 4.500%, 02/25/18	1,350
855	Series 2003-8, Class A9, 4.500%, 08/25/18	845
2,260	Series 2003-11, Class 1A4, 4.750%, 10/25/18	2,112
731	Series 2003-11, Class 1APO, PO, 10/25/18	523
1,684	Series 2003-13, Class A7, 4.500%, 11/25/18	1,664
2,440	Series 2003-15, Class 1A1, 4.750%, 12/25/18	2,445
471	Series 2003-15, Class APO, PO, 12/25/18	345
2,089	Series 2003-16, Class 2A1, 4.500%, 12/25/18	2,064
1,618	Series 2003-16, Class 2A3, 4.500%, 12/25/18	1,601
3,122	Series 2003-K, Class 1A2, VAR, 4.475%, 11/25/33	2,980
700	Series 2004-2, Class APO, PO, 01/25/19	523
1,332	Series 2004-7, Class 2A1, 4.500%, 07/25/19	1,303
1,273	Series 2004-7, Class 2A2, 5.000%, 07/25/19	1,263
2,943	Series 2004-BB, Class A4, VAR, 4.531%, 01/25/35	2,746
1,672	Series 2004-EE, Class 2A1, VAR, 3.483%, 12/25/34	1,578
2,110	Series 2004-EE, Class 3A1, VAR, 4.402%, 12/25/34	2,013
3,311	Series 2004-P, Class 2A1, VAR, 3.092%, 09/25/34	3,074
593	Series 2005-13, Class APO, PO, 11/25/20	415
1,289	Series 2005-16, Class APO, PO, 01/25/36	728
915	Series 2005-AR16, Class 2A1, VAR, 4.429%, 10/25/35	791
1,953	Series 2006-2, Class APO, PO, 03/25/36	946
1,351	Series 2006-4, Class 1APO, PO, 04/25/36	778
2,500	Series 2007-7, Class A7, 6.000%, 06/25/37	1,558
879	Series 2007-11, Class A14, 6.000%, 08/25/37	684
		356,294
	Total Collateralized Mortgage Obligations (Cost $1,304,026)	1,321,464

SEE NOTES TO FINANCIAL STATEMENTS.

24   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2009

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — 1.6%
	Banc of America Commercial Mortgage, Inc.,
4,421	Series 2005-6, Class ASB, VAR, 5.351%, 09/10/47	4,528
250	Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	225
	Bear Stearns Commercial Mortgage Securities,
148	Series 2002-PBW1, Class A1, VAR, 3.970%, 11/11/35	150
2,183	Series 2005-PWR9, Class AAB, 4.804%, 09/11/42	2,195
3,113	Series 2006-PW11, Class A4, VAR, 5.623%, 03/11/39	2,923
1,828	Series 2006-PW14, Class A1, 5.044%, 12/11/38	1,859
1,879	Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A1, VAR, 5.916%, 03/15/49	1,920
1,100	Commercial Mortgage Pass Through Certificates, Series 2005-LP5, Class A4, VAR, 4.982%, 05/10/43	1,042
4,000	GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	3,650
750	GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4, VAR, 5.553%, 04/10/38	659
	LB-UBS Commercial Mortgage Trust,
1,000	Series 2006-C1, Class A4, 5.156%, 02/15/31	899
1,010	Series 2008-C1, Class A2, VAR, 6.149%, 04/15/41	961
	Merrill Lynch Mortgage Trust,
3,105	Series 2005-LC1, Class A4, VAR, 5.291%, 01/12/44	2,971
3,341	Series 2005-MCP1, Class ASB, VAR, 4.674%, 06/12/43	3,390
3,122	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4, VAR, 5.599%, 02/12/39	2,900
	Morgan Stanley Capital I,
1,685	Series 2006-IQ12, Class A1, 5.257%, 12/15/43	1,717
888	Series 2006-T23, Class A1, 5.682%, 08/12/41	909
5,545	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 6.070%, 08/15/39	5,738
4,215	Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A2, 4.039%, 10/15/41	4,211
	Total Commercial Mortgage-Backed Securities (Cost $42,055)	42,847
Corporate Bonds — 17.3%
	Consumer Discretionary — 1.0%
	Automobiles — 0.1%
	Daimler Finance North America LLC,
1,000	6.500%, 11/15/13	1,065
2,177	7.200%, 09/01/09	2,177
		3,242
	Broadcasting & Cable TV — 0.0% (g)
	News America Holdings, Inc.,
500	8.000%, 10/17/16	578
350	8.875%, 04/26/23	400
250	News America, Inc., 6.900%, 08/15/39 (e)	263
		1,241
	Hotels, Restaurants & Leisure — 0.0% (g)
400	McDonald’s Corp., 4.300%, 03/01/13	424
	Media — 0.7%
250	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	314
624	Comcast Cable Communications LLC, 7.125%, 06/15/13	707
2,790	Comcast Cable Holdings LLC, 9.800%, 02/01/12	3,159
	Comcast Corp.,
1,000	5.300%, 01/15/14	1,064
1,484	5.500%, 03/15/11	1,558
1,845	5.900%, 03/15/16	1,968
700	Comcast Holdings Corp., 10.625%, 07/15/12	837
728	Cox Communications, Inc., 7.750%, 11/01/10	774
1,177	Historic TW, Inc., 9.150%, 02/01/23	1,441
488	Thomson Reuters Corp., (Canada), 5.950%, 07/15/13	526
	Time Warner Cable, Inc.,
2,127	5.850%, 05/01/17	2,234
800	8.250%, 04/01/19	960
	Time Warner Entertainment Co. LP,
100	8.375%, 03/15/23	116
600	8.375%, 07/15/33	723
866	10.150%, 05/01/12	1,009
171	Time Warner, Inc., 7.700%, 05/01/32	190
990	Viacom, Inc., 6.250%, 04/30/16	1,062
		18,642
	Multiline Retail — 0.1%
275	Kohl’s Corp., 6.250%, 12/15/17	293
	Target Corp.,
200	6.000%, 01/15/18	219
800	7.000%, 01/15/38	923
		1,435

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2009        JPMORGAN INSTITUTIONAL TRUST FUNDS   25

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2009 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Specialty Retail — 0.1%
1,615	Home Depot, Inc., 5.400%, 03/01/16	1,671
585	Staples, Inc., 9.750%, 01/15/14	687
		2,358
	Total Consumer Discretionary	27,342
	Consumer Staples — 0.8%
	Beverages — 0.2%
	Anheuser-Busch Cos., Inc.,
600	5.500%, 01/15/18	610
905	5.750%, 04/01/36	869
215	Anheuser-Busch InBev Worldwide, Inc., 7.750%, 01/15/19 (e)	252
	Coca-Cola Co. (The),
500	3.625%, 03/15/14	516
410	4.875%, 03/15/19	430
295	Coca-Cola Enterprises, Inc., 8.500%, 02/01/12	335
505	Diageo Capital plc, (United Kingdom), 7.375%, 01/15/14	583
800	Diageo Finance BV, (Netherlands), 5.300%, 10/28/15	858
890	FBG Finance Ltd., (Australia), 5.125%, 06/15/15 (e)	912
252	PepsiCo, Inc., 7.900%, 11/01/18	318
250	SABMiller plc, (United Kingdom), 6.500%, 07/01/16 (e)	269
		5,952
	Food & Staples Retailing — 0.2%
	Kroger Co. (The),
850	7.500%, 01/15/14	978
1,150	8.050%, 02/01/10	1,181
	Wal-Mart Stores, Inc.,
420	4.550%, 05/01/13	448
752	5.250%, 09/01/35	747
215	6.200%, 04/15/38	240
350	7.550%, 02/15/30	454
		4,048
	Food Products — 0.3%
	Bunge Ltd. Finance Corp.,
165	5.875%, 05/15/13	172
325	8.500%, 06/15/19	367
188	Bunge N.A. Finance LP, 5.900%, 04/01/17	180
	Cargill, Inc.,
400	5.200%, 01/22/13 (e)	419
100	6.375%, 06/01/12 (e)	108
850	7.350%, 03/06/19 (e)	969
325	General Mills, Inc., 6.000%, 02/15/12	353
	Kellogg Co.,
457	4.250%, 03/06/13	478
1,200	5.125%, 12/03/12	1,305
	Kraft Foods, Inc.,
1,440	6.125%, 02/01/18	1,576
635	6.500%, 08/11/17	710
345	6.750%, 02/19/14	392
600	6.875%, 02/01/38	688
500	6.875%, 01/26/39	573
350	7.000%, 08/11/37	405
		8,695
	Household Products — 0.1%
66	Kimberly-Clark Corp., 7.500%, 11/01/18	82
1,050	Procter & Gamble - ESOP, 9.360%, 01/01/21	1,314
110	Procter & Gamble Co., 5.500%, 02/01/34	116
		1,512
	Total Consumer Staples	20,207
	Energy — 0.8%
	Energy Equipment & Services — 0.1%
1,550	Halliburton Co., 7.450%, 09/15/39	1,912
	Oil, Gas & Consumable Fuels — 0.7%
	Anadarko Petroleum Corp.,
125	5.750%, 06/15/14	133
1,800	7.625%, 03/15/14	2,035
260	8.700%, 03/15/19	306
	BP Capital Markets plc, (United Kingdom),
700	3.125%, 03/10/12	722
2,117	5.250%, 11/07/13	2,318
1,000	Canadian Natural Resources Ltd., (Canada), 6.750%, 02/01/39	1,114
1,500	Chevron Corp., 4.950%, 03/03/19	1,593
400	Conoco Funding Co., (Canada), 7.250%, 10/15/31	473
	ConocoPhillips,
200	5.200%, 05/15/18	211
450	5.750%, 02/01/19	493
150	6.000%, 01/15/20	167
200	6.500%, 02/01/39	231
1,760	8.750%, 05/25/10	1,869
100	Devon Financing Corp. ULC, (Canada), 6.875%, 09/30/11	109
150	EnCana Corp., (Canada), 6.500%, 05/15/19	166
200	Kerr-McGee Corp., 6.950%, 07/01/24	207

SEE NOTES TO FINANCIAL STATEMENTS.

26   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2009

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
410	Marathon Oil Canada Corp., (Canada), 8.375%, 05/01/12	461
	Marathon Oil Corp.,
900	5.900%, 03/15/18	934
1,525	6.000%, 10/01/17	1,579
600	Petro-Canada, (Canada), 6.800%, 05/15/38	635
1,225	Shell International Finance BV, (Netherlands), 6.375%, 12/15/38	1,448
250	Suncor Energy, Inc., (Canada), 6.850%, 06/01/39	267
125	Talisman Energy, Inc., (Canada), 7.750%, 06/01/19	146
	XTO Energy, Inc.,
300	4.625%, 06/15/13	310
2,000	5.750%, 12/15/13	2,158
		20,085
	Total Energy	21,997
	Financials — 9.3%
	Capital Markets — 2.2%
310	Bank of New York Mellon Corp. (The), 5.125%, 08/27/13	334
	Bear Stearns Cos., LLC (The),
1,000	5.700%, 11/15/14 (y)	1,073
2,215	6.400%, 10/02/17 (y)	2,404
210	7.250%, 02/01/18 (y)	239
	Credit Suisse USA, Inc.,
500	5.125%, 08/15/15	520
942	5.500%, 08/15/13	1,009
6,022	6.125%, 11/15/11	6,471
	Goldman Sachs Group, Inc. (The),
1,041	4.750%, 07/15/13	1,076
2,660	5.150%, 01/15/14	2,772
1,032	5.250%, 10/15/13	1,090
750	5.500%, 11/15/14	785
4,100	5.950%, 01/18/18	4,268
305	6.250%, 09/01/17	323
1,561	6.600%, 01/15/12	1,690
485	6.750%, 10/01/37	486
4,612	6.875%, 01/15/11	4,921
212	7.350%, 10/01/09 (c)	213
	Jefferies Group, Inc.,
1,000	7.750%, 03/15/12	1,072
350	8.500%, 07/15/19	362
	Lehman Brothers Holdings, Inc.,
105	3.950%, 11/10/09 (d)	18
1,246	4.800%, 03/13/14 (d)	218
1,000	5.500%, 04/04/16 (d)	175
1,200	5.750%, 05/17/13 (d)	210
1,850	6.000%, 07/19/12 (d)	324
1,670	6.625%, 01/18/12 (d)	292
152	7.875%, 11/01/09 (d)	27
	Merrill Lynch & Co., Inc.,
433	4.790%, 08/04/10	444
2,215	5.450%, 07/15/14	2,225
920	5.700%, 05/02/17	861
577	6.050%, 08/15/12	601
1,110	6.150%, 04/25/13	1,156
1,966	6.400%, 08/28/17	1,938
1,249	6.875%, 04/25/18	1,275
	Morgan Stanley,
400	4.250%, 05/15/10	407
1,989	4.750%, 04/01/14	1,975
1,785	5.300%, 03/01/13	1,865
900	5.750%, 08/31/12	958
2,440	6.600%, 04/01/12	2,651
5,247	6.750%, 04/15/11	5,580
370	6.750%, 10/15/13	391
339	8.000%, 06/15/10	355
226	Northern Trust Corp., 5.500%, 08/15/13	246
1,347	State Street Corp., 7.650%, 06/15/10	1,397
	UBS AG, (Switzerland),
500	5.750%, 04/25/18	491
425	5.875%, 12/20/17	421
		57,609
	Commercial Banks — 1.6%
	Barclays Bank plc, (United Kingdom),
700	5.200%, 07/10/14	735
1,500	5.450%, 09/12/12	1,605
1,000	6.050%, 12/04/17 (e)	987
	BB&T Corp.,
850	3.850%, 07/27/12	871
740	4.900%, 06/30/17	697
750	6.850%, 04/30/19	816
500	Credit Suisse, (Switzerland), 3.450%, 07/02/12	510
970	Deutsche Bank AG, (Germany), 3.875%, 08/18/14	975
720	Fifth Third Bancorp, 5.450%, 01/15/17	604
1,177	Huntington National Bank (The), 8.000%, 04/01/10	1,181
2,400	KeyBank N.A., 5.500%, 09/17/12	2,402

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2009        JPMORGAN INSTITUTIONAL TRUST FUNDS   27

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2009 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Commercial Banks — Continued
475	Keycorp, 6.500%, 05/14/13	484
2,100	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	2,143
1,835	Marshall & Ilsley Corp., 5.350%, 04/01/11	1,787
700	National City Bank, VAR, 0.614%, 01/21/10	698
1,890	PNC Funding Corp., 5.250%, 11/15/15	1,926
625	Regions Financial Corp., 7.375%, 12/10/37	475
	SunTrust Banks, Inc.,
2,000	5.250%, 11/05/12	2,038
820	6.000%, 09/11/17	791
880	6.375%, 04/01/11	910
1,107	U.S. Bancorp, 7.500%, 06/01/26	1,141
2,072	U.S. Bank N.A., 7.125%, 12/01/09	2,105
	Wachovia Bank N.A.,
1,000	5.600%, 03/15/16	1,012
1,125	6.600%, 01/15/38	1,170
836	7.800%, 08/18/10	882
	Wachovia Corp.,
685	4.875%, 02/15/14	699
2,000	5.300%, 10/15/11	2,112
4,480	5.750%, 02/01/18	4,705
2,135	Wells Fargo & Co., 5.625%, 12/11/17	2,237
	Wells Fargo Bank N.A.,
915	4.750%, 02/09/15	911
500	5.750%, 05/16/16	512
2,149	7.550%, 06/21/10	2,259
900	Westpac Banking Corp., (Australia), 4.200%, 02/27/15	906
		43,286
	Consumer Finance — 0.8%
	American Express Credit Corp.,
2,135	5.875%, 05/02/13	2,230
400	7.300%, 08/20/13	438
1,283	American General Finance Corp., 5.375%, 10/01/12	901
160	Capital One Bank USA N.A., 5.750%, 09/15/10	164
	Capital One Financial Corp.,
850	5.700%, 09/15/11	877
1,890	6.250%, 11/15/13	1,884
655	6.750%, 09/15/17	658
240	7.375%, 05/23/14	262
	HSBC Finance Corp.,
1,000	4.750%, 07/15/13	1,011
1,748	5.000%, 06/30/15	1,753
2,200	5.250%, 01/15/14	2,243
452	6.375%, 10/15/11	471
188	6.375%, 11/27/12	202
1,665	7.000%, 05/15/12	1,794
207	7.350%, 11/27/32	205
477	International Lease Finance Corp., 5.875%, 05/01/13	375
	John Deere Capital Corp.,
265	4.500%, 04/03/13	280
1,000	5.250%, 10/01/12	1,080
	SLM Corp.,
2,215	4.000%, 01/15/10	2,176
1,073	5.375%, 01/15/13	823
1,835	Washington Mutual Finance Corp., 6.875%, 05/15/11	1,896
		21,723
	Diversified Financial Services — 3.5%
510	Allstate Life Global Funding Trusts, 5.375%, 04/30/13	539
	Associates Corp. of North America,
1,000	6.950%, 11/01/18	955
942	7.950%, 02/15/10	947
2,200	BA Covered Bond Issuer, 5.500%, 06/14/12 (e)	2,264
	Bank of America Corp.,
300	4.900%, 05/01/13	303
2,520	5.625%, 10/14/16	2,466
145	5.650%, 05/01/18	140
1,510	5.750%, 08/15/16	1,444
1,455	5.750%, 12/01/17	1,415
1,023	7.400%, 01/15/11	1,080
5,173	7.800%, 02/15/10	5,304
	BHP Billiton Finance USA Ltd., (Australia),
405	5.400%, 03/29/17	430
400	5.500%, 04/01/14	436
	Caterpillar Financial Services Corp.,
800	4.850%, 12/07/12	839
660	4.900%, 08/15/13	685
560	5.500%, 03/15/16	575
1,300	6.200%, 09/30/13	1,418
300	7.050%, 10/01/18	340
510	7.150%, 02/15/19	582
	CIT Group, Inc.,
1,690	5.000%, 02/13/14 (c)	957
850	7.625%, 11/30/12	482
	Citigroup, Inc.,
856	4.700%, 05/29/15	778

SEE NOTES TO FINANCIAL STATEMENTS.

28   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2009

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Diversified Financial Services — Continued
1,015	5.000%, 09/15/14	930
2,025	5.125%, 05/05/14	1,950
600	5.500%, 04/11/13	597
2,112	5.625%, 08/27/12	2,094
1,540	6.000%, 08/15/17	1,448
500	6.375%, 08/12/14	506
400	8.125%, 07/15/39	411
225	8.500%, 05/22/19	246
	CME Group, Inc.,
3,166	5.400%, 08/01/13	3,410
100	5.750%, 02/15/14	109
1,045	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	1,132
200	Diageo Investment Corp., 9.000%, 08/15/11	227
	General Electric Capital Corp.,
791	4.625%, 09/15/09	792
5,825	5.250%, 10/19/12	6,097
2,500	5.400%, 02/15/17	2,465
5,030	5.625%, 05/01/18	5,009
1,000	5.650%, 06/09/14	1,049
7,314	5.875%, 02/15/12 (c)	7,777
300	5.875%, 01/14/38	267
6,912	6.000%, 06/15/12	7,404
3,126	6.125%, 02/22/11	3,304
2,094	6.750%, 03/15/32	2,077
3,110	Genworth Global Funding Trusts, 5.200%, 10/08/10	3,071
1,017	John Hancock Global Funding II, 7.900%, 07/02/10 (e)	1,046
	MassMutual Global Funding II,
1,658	3.500%, 03/15/10 (e)	1,662
500	3.625%, 07/16/12 (e)	503
	National Rural Utilities Cooperative Finance Corp.,
635	4.750%, 03/01/14	664
200	10.375%, 11/01/18	259
	New York Life Global Funding,
725	4.650%, 05/09/13 (e)	751
2,637	5.375%, 09/15/13 (e)	2,744
	Principal Life Global Funding I,
500	5.050%, 03/15/15 (e)	486
4,549	6.250%, 02/15/12 (e)	4,763
	Textron Financial Corp.,
1,079	5.125%, 02/03/11	1,048
640	5.400%, 04/28/13	564
		91,241
	Insurance — 0.9%
	American International Group, Inc.,
1,499	4.250%, 05/15/13	1,118
3,095	5.450%, 05/18/17	2,073
2,185	ASIF Global Financing XIX, 4.900%, 01/17/13 (e)	1,940
	Berkshire Hathaway Finance Corp.,
1,250	4.000%, 04/15/12 (e)	1,302
1,000	4.600%, 05/15/13	1,054
605	5.000%, 08/15/13	654
1,200	5.400%, 05/15/18	1,282
100	Chubb Corp. (The), 5.750%, 05/15/18	108
	Jackson National Life Global Funding,
820	5.375%, 05/08/13 (e)	827
1,695	6.125%, 05/30/12 (e)	1,740
1,120	MetLife Life and Annuity Co. of Connecticut, 5.125%, 08/15/14 (e)	1,053
430	MetLife, Inc., 6.817%, 08/15/18	475
	Metropolitan Life Global Funding I,
300	5.125%, 04/10/13 (e)	309
1,093	5.200%, 09/18/13 (e)	1,107
467	Nationwide Financial Services, 6.250%, 11/15/11	483
410	Pacific Life Global Funding, 5.150%, 04/15/13 (e)	414
2,100	Pricoa Global Funding I, 5.450%, 06/11/14 (e)	2,158
500	Principal Life Income Funding Trusts, 5.150%, 06/17/11	518
	Protective Life Secured Trusts,
835	4.000%, 10/07/09	837
2,365	4.000%, 04/01/11	2,345
205	Travelers Cos, Inc. (The), 5.800%, 05/15/18	222
300	Travelers Property Casualty Corp., 5.000%, 03/15/13	308
		22,327
	Real Estate Investment Trusts (REITs) — 0.2%
1,320	HRPT Properties Trust, 6.650%, 01/15/18	1,153
	Simon Property Group LP,
705	5.625%, 08/15/14	724
660	6.100%, 05/01/16	658
325	6.750%, 05/15/14 (c)	348
1,136	WEA Finance LLC/WT Finance Ltd., 6.750%, 09/02/19 (e)	1,119
		4,002

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2009        JPMORGAN INSTITUTIONAL TRUST FUNDS   29

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2009 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Thrifts & Mortgage Finance — 0.1%
	Countrywide Home Loans, Inc.,
2,865	4.000%, 03/22/11	2,893
180	4.125%, 09/15/09	180
		3,073
	Total Financials	243,261
	Health Care — 0.3%
	Biotechnology — 0.0% (g)
570	Amgen, Inc., 5.700%, 02/01/19	627
	Health Care Equipment & Supplies — 0.0% (g)
	Baxter International, Inc.,
380	4.000%, 03/01/14	395
215	4.625%, 03/15/15	230
100	Becton Dickinson and Co., 5.000%, 05/15/19	104
		729
	Health Care Providers & Services — 0.0% (g)
	WellPoint, Inc.,
168	5.875%, 06/15/17	174
113	7.000%, 02/15/19	125
		299
	Pharmaceuticals — 0.3%
250	Abbott Laboratories, 6.150%, 11/30/37	286
640	AstraZeneca plc, (United Kingdom), 5.400%, 06/01/14	704
450	Eli Lilly & Co., 3.550%, 03/06/12	471
	GlaxoSmithKline Capital, Inc.,
450	4.375%, 04/15/14	476
750	4.850%, 05/15/13	803
530	6.375%, 05/15/38	619
2,000	Pfizer, Inc., 4.450%, 03/15/12	2,119
650	Schering-Plough Corp., 6.000%, 09/15/17	722
		6,200
	Total Health Care	7,855
	Industrials — 0.6%
	Aerospace & Defense — 0.1%
300	Honeywell International, Inc., 5.300%, 03/01/18	321
905	Lockheed Martin Corp., 7.750%, 05/01/26	1,118
	Northrop Grumman Systems Corp.,
1,059	7.125%, 02/15/11	1,132
300	7.750%, 03/01/16	352
392	Systems 2001 AT LLC, (Cayman Islands), 7.156%, 12/15/11 (e)	392
		3,315
	Air Freight & Logistics — 0.0% (g)
445	United Parcel Service, Inc., 5.500%, 01/15/18	487
	Airlines — 0.1%
414	American Airlines Pass Through Trust 1999, 7.024%, 10/15/09	412
	Continental Airlines, Inc.,
942	7.056%, 09/15/09	938
286	7.256%, 03/15/20	260
300	7.487%, 10/02/10	291
	UAL Pass-Through Trust,
16	6.071%, 03/01/13	15
21	6.201%, 03/29/49	21
		1,937
	Building Products — 0.0% (g)
205	Masco Corp., 5.850%, 03/15/17	181
	Commercial Services & Supplies — 0.1%
725	Allied Waste North America, Inc., 6.875%, 06/01/17	756
455	Waste Management, Inc., 7.375%, 03/11/19	520
		1,276
	Industrial Conglomerates — 0.0% (g)
300	Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	324
	Machinery — 0.1%
500	Eaton Corp., 5.600%, 05/15/18	521
285	Ingersoll-Rand Co., (Bermuda), 6.391%, 11/15/27	287
125	PACCAR, Inc., 6.375%, 02/15/12	135
130	Parker Hannifin Corp., 5.500%, 05/15/18	137
		1,080
	Road & Rail — 0.2%
	Burlington Northern Santa Fe Corp.,
200	6.750%, 07/15/11	216
450	7.000%, 02/01/14	513
999	7.125%, 12/15/10	1,060
	CSX Corp.,
250	6.300%, 03/15/12	268
200	7.375%, 02/01/19	232
350	Erac USA Finance Co., 6.375%, 10/15/17 (e)	343
	Norfolk Southern Corp.,
500	6.750%, 02/15/11	530
355	7.700%, 05/15/17	416
	Union Pacific Corp.,
235	4.875%, 01/15/15	246

SEE NOTES TO FINANCIAL STATEMENTS.

30   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2009

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Road & Rail — Continued
1,100	5.650%, 05/01/17	1,163
600	5.700%, 08/15/18	641
		5,628
	Total Industrials	14,228
	Information Technology — 0.6%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
878	5.500%, 02/22/16	967
700	5.900%, 02/15/39	748
		1,715
	Computers & Peripherals — 0.3%
	Hewlett-Packard Co.,
275	2.950%, 08/15/12	282
600	4.750%, 06/02/14	642
1,335	5.400%, 03/01/17	1,446
1,225	6.125%, 03/01/14	1,377
	International Business Machines Corp.,
2,600	5.700%, 09/14/17 (c)	2,845
690	6.220%, 08/01/27	755
1,075	7.625%, 10/15/18	1,319
		8,666
	Electronic Equipment, Instruments & Components — 0.0% (g)
580	Arrow Electronics, Inc., 6.875%, 07/01/13	624
	IT Services — 0.1%
1,020	Electronic Data Systems Corp., 6.000%, 08/01/13	1,133
	Office Electronics — 0.0% (g)
100	Xerox Corp., 8.250%, 05/15/14	113
	Software — 0.1%
	Oracle Corp.,
500	5.000%, 07/08/19	523
1,412	5.250%, 01/15/16	1,519
693	5.750%, 04/15/18	760
200	6.500%, 04/15/38	232
		3,034
	Total Information Technology	15,285
	Materials — 0.5%
	Chemicals — 0.4%
249	Air Products & Chemicals, Inc., 4.150%, 02/01/13	260
1,170	Dow Capital BV, (Netherlands), 8.500%, 06/08/10	1,188
	Dow Chemical Co. (The),
1,250	6.000%, 10/01/12	1,304
402	6.125%, 02/01/11	421
370	7.375%, 11/01/29	369
1,610	EI Du Pont de Nemours & Co., 6.000%, 07/15/18	1,785
1,430	Monsanto Co., 7.375%, 08/15/12	1,635
875	Potash Corp. of Saskatchewan, Inc., (Canada), 4.875%, 03/01/13	919
410	PPG Industries, Inc., 5.750%, 03/15/13	435
	Praxair, Inc.,
662	4.625%, 03/30/15	715
885	5.250%, 11/15/14	978
		10,009
	Metals & Mining — 0.1%
	Alcoa, Inc.,
1,187	5.550%, 02/01/17	1,124
1,000	6.000%, 07/15/13	1,028
1,322	Rio Tinto Finance USA Ltd., (Australia), 5.875%, 07/15/13	1,404
		3,556
	Paper & Forest Products — 0.0% (g)
471	Weyerhaeuser Co., 6.750%, 03/15/12	487
	Total Materials	14,052
	Telecommunication Services — 1.6%
	Diversified Telecommunication Services — 1.4%
	AT&T, Inc.,
3,417	4.950%, 01/15/13	3,652
386	5.100%, 09/15/14	417
2,500	6.300%, 01/15/38	2,625
916	Bellsouth Capital Funding Corp., 7.750%, 02/15/10	944
468	BellSouth Corp., 5.200%, 09/15/14	508
1,102	Bellsouth Telecommunications, Inc., 6.300%, 12/15/15	1,154
	British Telecommunications plc, (United Kingdom),
2,500	5.150%, 01/15/13	2,590
3,160	9.125%, 12/15/10	3,405
	Deutsche Telekom International Finance BV, (Netherlands),
1,000	4.875%, 07/08/14	1,055
400	6.000%, 07/08/19 (c)	432
105	8.750%, 06/15/30	140
1,884	France Telecom S.A., (France), 7.750%, 03/01/11	2,048

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2009        JPMORGAN INSTITUTIONAL TRUST FUNDS   31

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2009 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Diversified Telecommunication Services — Continued
2,294	Nynex Capital Funding Co., SUB, 8.230%, 10/15/09	2,311
	Telecom Italia Capital S.A., (Luxembourg),
1,400	4.950%, 09/30/14	1,445
1,586	5.250%, 11/15/13	1,659
750	6.999%, 06/04/18	825
	Telefonica Emisiones S.A.U., (Spain),
875	5.855%, 02/04/13	948
510	5.877%, 07/15/19	555
150	Telefonica Europe BV, (Netherlands), 7.750%, 09/15/10	159
1,052	TELUS Corp., (Canada), 8.000%, 06/01/11	1,145
	Verizon Communications, Inc.,
650	5.500%, 04/01/17	688
443	5.550%, 02/15/16	471
1,250	7.350%, 04/01/39	1,501
1,302	Verizon Florida LLC, 6.125%, 01/15/13	1,387
3,107	Verizon Global Funding Corp., 7.250%, 12/01/10	3,309
554	Verizon Maryland, Inc., 6.125%, 03/01/12	591
844	Verizon Pennsylvania, Inc., 8.350%, 12/15/30	947
952	Verizon Virginia, Inc., 4.625%, 03/15/13	981
		37,892
	Wireless Telecommunication Services — 0.2%
1,917	New Cingular Wireless Services, Inc., 7.875%, 03/01/11	2,080
500	Verizon Wireless Capital LLC, 5.550%, 02/01/14 (e)	541
1,125	Vodafone Group plc, (United Kingdom), 5.000%, 09/15/15	1,164
		3,785
	Total Telecommunication Services	41,677
	Utilities — 1.8%
	Electric Utilities — 1.3%
	Alabama Power Co.,
272	4.700%, 12/01/10	282
105	6.125%, 05/15/38	118
	Carolina Power & Light Co.,
868	5.125%, 09/15/13	936
305	5.300%, 01/15/19	326
1,421	CenterPoint Energy Houston Electric LLC, 5.750%, 01/15/14	1,520
1,000	Cleveland Electric Illuminating Co. (The), 7.880%, 11/01/17	1,187
305	Columbus Southern Power Co., 6.050%, 05/01/18	330
185	Connecticut Light & Power Co., 5.650%, 05/01/18	200
	Duke Energy Carolinas LLC,
650	5.100%, 04/15/18	682
745	5.625%, 11/30/12	816
728	6.250%, 01/15/12	792
1,310	Duke Energy Indiana, Inc., 6.350%, 08/15/38	1,527
1,933	Exelon Generation Co. LLC, 6.950%, 06/15/11	2,074
250	FirstEnergy Corp., 7.375%, 11/15/31	276
	Florida Power & Light Co.,
410	5.950%, 10/01/33 (c)	456
330	5.950%, 02/01/38	370
	Florida Power Corp.,
280	5.650%, 06/15/18	307
220	6.400%, 06/15/38	258
	FPL Group Capital, Inc.,
255	5.350%, 06/15/13	272
670	6.000%, 03/01/19	739
260	7.875%, 12/15/15	315
	Georgia Power Co.,
200	5.950%, 02/01/39	217
225	6.000%, 11/01/13	251
100	Indiana Michigan Power Co., 7.000%, 03/15/19	114
100	Jersey Central Power & Light Co., 7.350%, 02/01/19	117
152	Kiowa Power Partners LLC, 4.811%, 12/30/13 (e)	152
100	Midamerican Energy Co., 5.300%, 03/15/18	105
505	Nevada Power Co., 6.500%, 08/01/18	551
300	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	303
450	Nisource Finance Corp., 10.750%, 03/15/16	527
320	Ohio Power Co., 5.750%, 09/01/13	343
200	Oncor Electric Delivery Co., 5.950%, 09/01/13	216
	Pacific Gas & Electric Co.,
780	5.625%, 11/30/17	845
160	8.250%, 10/15/18	202
	Pacificorp,
175	5.500%, 01/15/19	190
150	5.650%, 07/15/18	163
100	Peco Energy Co., 5.350%, 03/01/18	106
1,045	Potomac Electric Power Co., 6.500%, 11/15/37	1,180
300	Progress Energy, Inc., 6.050%, 03/15/14	329
964	PSEG Power LLC, 7.750%, 04/15/11	1,039

SEE NOTES TO FINANCIAL STATEMENTS.

32   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2009

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Electric Utilities — Continued
125	Public Service Co. of Colorado, 5.800%, 08/01/18	138
2,440	Public Service Co. of Oklahoma, 6.625%, 11/15/37	2,549
	Public Service Electric & Gas Co.,
200	5.300%, 05/01/18	214
2,000	6.330%, 11/01/13	2,218
	Southern California Edison Co.,
160	4.150%, 09/15/14	167
760	5.500%, 08/15/18	827
391	5.750%, 03/15/14	431
200	5.950%, 02/01/38	223
1,135	6.050%, 03/15/39	1,292
250	Southern Co. (The), 4.150%, 05/15/14	257
	Spectra Energy Capital LLC,
1,595	5.500%, 03/01/14	1,647
500	6.200%, 04/15/18	529
	Virginia Electric and Power Co.,
1,005	5.100%, 11/30/12	1,082
1,320	5.400%, 04/30/18	1,399
610	5.950%, 09/15/17	670
		34,376
	Gas Utilities — 0.2%
	Atmos Energy Corp.,
105	5.125%, 01/15/13	109
250	8.500%, 03/15/19	307
325	CenterPoint Energy Resources Corp., 6.125%, 11/01/17	334
697	KeySpan Gas East Corp., 7.875%, 02/01/10	714
375	Schlumberger Technology Corp., 6.500%, 04/15/12 (e)	401
	TransCanada Pipelines Ltd., (Canada),
975	4.000%, 06/15/13	991
550	6.200%, 10/15/37	578
250	6.500%, 08/15/18	282
1,100	7.250%, 08/15/38	1,316
		5,032
	Multi-Utilities — 0.3%
	Dominion Resources, Inc.,
782	6.250%, 06/30/12	851
300	7.000%, 06/15/38	351
600	8.875%, 01/15/19	754
1,000	KCP&L Greater Missouri Operations Co., 11.875%, 07/01/12	1,135
375	PG&E Corp., 5.750%, 04/01/14	409
	Sempra Energy,
1,140	6.150%, 06/15/18	1,224
150	6.500%, 06/01/16	165
850	8.900%, 11/15/13	995
395	9.800%, 02/15/19	500
	Wisconsin Electric Power Co.,
450	6.000%, 04/01/14	499
265	6.250%, 12/01/15	301
		7,184
	Water Utilities — 0.0% (g)
1,100	American Water Capital Corp., 6.085%, 10/15/17	1,142
	Total Utilities	47,734
	Total Corporate Bonds (Cost $443,755)	453,638
Foreign Government Securities — 0.3%
377	Province of Quebec, (Canada), SUB, 7.365%, 03/06/26	449
	United Mexican States, (Mexico),
1,432	6.375%, 01/16/13	1,561
856	6.625%, 03/03/15	927
3,328	7.500%, 04/08/33	3,740
	Total Foreign Government Securities (Cost $6,554)	6,677
Mortgage Pass-Through Securities — 8.7%
	Federal Home Loan Mortgage Corp.,
1,968	ARM, 3.707%, 04/01/34	2,027
74	ARM, 3.933%, 04/01/30	76
104	ARM, 4.022%, 07/01/19	106
1,226	ARM, 4.192%, 12/01/33	1,247
1,200	ARM, 4.692%, 12/01/34	1,235
1,051	ARM, 5.169%, 02/01/36	1,092
1,106	ARM, 5.542%, 05/01/36	1,156
1,591	ARM, 5.657%, 11/01/36	1,679
1,743	ARM, 5.901%, 10/01/36	1,838
774	ARM, 5.929%, 02/01/37	816
1,365	ARM, 6.173%, 12/01/36	1,449
4,444	ARM, 6.309%, 03/01/37	4,728
859	ARM, 6.487%, 10/01/36	916
1,954	ARM, 6.662%, 10/01/36	2,076
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
7,349	4.000%, 06/01/13 – 05/01/19	7,560
494	4.500%, 08/01/18	518

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2009        JPMORGAN INSTITUTIONAL TRUST FUNDS   33

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2009 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
2,017		5.000%, 12/01/18	2,132
565		5.500%, 07/01/14 – 06/01/17	600
181		6.000%, 04/01/18	194
1,847		6.500%, 08/01/16 – 02/01/19	1,977
610		7.000%, 01/01/17 – 04/01/17	646
115		7.500%, 09/01/10 – 11/01/15	119
54		8.500%, 11/01/15	62
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
412		6.000%, 12/01/22	441
1,115		6.500%, 11/01/22	1,211
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
6,324		4.000%, 10/01/33 – 09/01/35	6,187
2,467		5.000%, 09/01/34	2,546
6,246		5.500%, 10/01/33 – 07/01/35	6,545
961		6.000%, 12/01/33 – 01/01/34	1,019
4,979		6.500%, 11/01/34 – 11/01/36	5,318
1,686		7.000%, 07/01/32 – 10/01/36	1,830
		Federal Home Loan Mortgage Corp. Gold Pools, Other,
1,082		5.500%, 10/01/33 – 01/01/34	1,121
332		7.000%, 07/01/29	354
		Federal Home Loan Mortgage Corp., 30 Year, Single Family,
—	(h)	7.500%, 07/01/16	—	(h)
20		12.000%, 08/01/15 – 07/01/19	22
		Federal National Mortgage Association,
257		ARM, 2.730%, 07/01/33	260
1,483		ARM, 2.757%, 07/01/33	1,491
1,156		ARM, 2.942%, 05/01/34	1,156
1,548		ARM, 3.180%, 01/01/36	1,593
184		ARM, 3.264%, 09/01/27	184
564		ARM, 3.455%, 07/01/34	580
32		ARM, 3.551%, 03/01/19	32
203		ARM, 3.735%, 04/01/34	207
599		ARM, 3.803%, 05/01/35	618
16		ARM, 3.939%, 01/01/19	16
180		ARM, 3.959%, 03/01/29	180
1,660		ARM, 3.992%, 06/01/36	1,715
4,835		ARM, 4.016%, 04/01/35	4,881
1,670		ARM, 4.106%, 09/01/33	1,720
2,578		ARM, 4.197%, 06/01/35	2,656
956		ARM, 4.205%, 04/01/34	981
398		ARM, 4.276%, 02/01/34	411
1,641		ARM, 4.308%, 11/01/34	1,692
1,477		ARM, 4.355%, 04/01/35	1,500
232		ARM, 4.382%, 01/01/36	240
2,033		ARM, 4.431%, 01/01/33	2,065
428		ARM, 4.578%, 09/01/34	430
854		ARM, 4.591%, 11/01/34	876
2,450		ARM, 4.612%, 08/01/34	2,497
506		ARM, 4.690%, 09/01/35	526
874		ARM, 4.697%, 09/01/34	897
1,836		ARM, 4.717%, 01/01/35	1,892
1,158		ARM, 4.737%, 10/01/34	1,185
1,693		ARM, 4.743%, 10/01/34	1,738
611		ARM, 4.790%, 11/01/33	621
2,880		ARM, 4.804%, 01/01/35	2,946
628		ARM, 4.899%, 02/01/35	650
977		ARM, 4.910%, 08/01/34	993
2,233		ARM, 4.953%, 07/01/33	2,337
2,093		ARM, 5.012%, 05/01/35	2,164
479		ARM, 5.024%, 01/01/34	497
950		ARM, 5.131%, 10/01/34	971
3,842		ARM, 5.240%, 09/01/35	3,996
3,227		ARM, 5.356%, 01/01/38	3,386
2,253		ARM, 5.888%, 10/01/36	2,375
1,669		ARM, 5.961%, 07/01/36	1,759
		Federal National Mortgage Association, 15 Year, Single Family,
3,445		3.500%, 09/01/18 – 07/01/19	3,393
30,649		4.000%, 07/01/18 – 12/01/18	31,704
17,540		4.500%, 06/01/18 – 12/01/19	18,363
2,103		5.000%, 12/01/16 – 10/01/19	2,225
4,283		5.500%, 03/01/20 – 07/01/20	4,571
4,555		6.000%, 06/01/16 – 08/01/19	4,874
665		6.500%, 03/01/17 – 08/01/20	713
949		7.000%, 03/01/17 – 09/01/17	1,023
71		7.500%, 03/01/17	76
116		8.000%, 11/01/12 – 11/01/15	122
		Federal National Mortgage Association, 20 Year, Single Family,
788		4.500%, 04/01/24	805
83		6.000%, 02/01/14	89
3,984		6.500%, 05/01/22 – 04/01/25	4,341
		Federal National Mortgage Association, 30 Year FHA/VA,
173		6.000%, 09/01/33	184
309		6.500%, 03/01/29	334
57		7.000%, 02/01/33	63
100		8.000%, 06/01/28	113

SEE NOTES TO FINANCIAL STATEMENTS.

34   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2009

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
112	9.000%, 05/01/18 – 12/01/25	122
	Federal National Mortgage Association, 30 Year, Single Family,
2,249	4.500%, 11/01/33 – 02/01/35	2,275
5,403	5.000%, 07/01/33 – 09/01/35	5,574
3,022	5.500%, 12/01/33 – 03/01/34	3,193
3,115	6.000%, 12/01/28 – 09/01/33	3,312
274	6.500%, 08/01/31	301
367	7.000%, 04/01/17 – 08/01/32	403
3,212	7.500%, 08/01/36 – 11/01/37	3,508
1,216	8.000%, 03/01/27 – 11/01/28	1,374
4	9.000%, 04/01/26	4
43	9.500%, 07/01/28	48
26	12.500%, 01/01/16	29
	Federal National Mortgage Association, Other,
4,200	4.000%, 09/01/13 – 11/01/33	4,189
1,726	4.500%, 11/01/14	1,783
1,351	5.500%, 06/01/12 – 09/01/33	1,398
2,939	6.500%, 01/01/36 – 07/01/36	3,150
472	7.000%, 10/01/46	511
206	10.890%, 04/15/19	230
	Government National Mortgage Association II, 30 Year, Single Family,
903	4.500%, 08/20/33	916
121	7.500%, 02/20/28 – 09/20/28	135
188	8.000%, 12/20/25 – 09/20/28	213
55	8.500%, 05/20/25	62
	Government National Mortgage Association, 15 Year, Single Family,
287	6.500%, 06/15/17 – 12/15/17	307
388	8.000%, 01/15/16	418
	Government National Mortgage Association, 30 Year, Single Family,
799	6.500%, 03/15/28 – 04/15/33	858
539	7.000%, 02/15/33 – 06/15/33	597
104	7.500%, 11/15/22 – 11/15/31	117
44	8.000%, 09/15/22 – 08/15/28	50
7	9.000%, 12/15/16	7
2,165	9.500%, 10/15/24	2,607
	Total Mortgage Pass-Through Securities (Cost $217,654)	228,441
Supranational — 0.0% (g)
397	Corp. Andina de Fomento, 5.200%, 05/21/13 (Cost $402)	404
U.S. Government Agency Securities — 0.7%
9,361	Federal Home Loan Bank System, 4.720%, 09/20/12	9,880
	Federal Home Loan Mortgage Corp.,
1,173	4.125%, 07/12/10	1,211
1,043	6.875%, 09/15/10	1,111
	Federal National Mortgage Association,
3,604	6.250%, 02/01/11	3,821
1,085	7.125%, 06/15/10	1,142
	Total U.S. Government Agency Securities (Cost $16,406)	17,165
U.S. Treasury Obligations — 14.7%
	U.S. Treasury Bonds,
1,046	6.250%, 08/15/23	1,295
200	7.500%, 11/15/16	256
1,881	7.875%, 02/15/21	2,585
614	8.125%, 05/15/21	861
12,550	8.750%, 05/15/17	17,258
1,000	8.750%, 05/15/20	1,445
2,000	8.750%, 08/15/20	2,896
4,800	8.875%, 08/15/17	6,674
5,425	9.250%, 02/15/16	7,462
1,169	9.875%, 11/15/15	1,640
	U.S. Treasury Bonds Coupon STRIPS,
10,447	02/15/11	10,346
16,105	02/15/13	15,132
1,000	11/15/13	911
31,778	02/15/14 (m)	28,589
14,250	05/15/14 (m)	12,701
24,565	08/15/14 (m)	21,663
23,253	11/15/14 (m)	20,278
15,680	02/15/15 (m)	13,488
3,626	05/15/15	3,081
13,603	08/15/15	11,434
28,397	11/15/15	23,570
51,421	02/15/16	42,071
12,825	05/15/16	10,363
4,786	08/15/16	3,796
11,137	11/15/16 (c)	8,731
15,404	02/15/17	11,890
21,746	05/15/17 (c)	16,578
5,165	08/15/17	3,885
18,889	11/15/17	13,999
16,910	05/15/18	12,303
6,982	02/15/19	4,908
1,700	05/15/20	1,103
2,750	08/15/20	1,758

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2009        JPMORGAN INSTITUTIONAL TRUST FUNDS   35

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2009 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — Continued
678	02/15/22	398
5,487	02/15/23 (c)	3,074
	U.S. Treasury Bonds Principal STRIPS,
3,944	11/15/09	3,941
8,500	02/15/15	7,324
5,445	11/15/15 (c)	4,524
1,000	05/15/16 (c)	813
6,745	02/15/19 (c)	4,754
250	05/15/20	163
6,799	U.S. Treasury Inflation Indexed Bonds, 3.625%, 04/15/28 (m)	10,929
	U.S. Treasury Inflation Indexed Notes,
630	1.375%, 07/15/18	610
8,996	4.250%, 01/15/10	11,649
1,500	U.S. Treasury Notes, 1.875%, 02/28/14	1,479
	Total U.S. Treasury Obligations (Cost $361,207)	384,608

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 4.2%
	Investment Company — 4.2%
110,864	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.270%, (b) (l) (Cost $110,864)	110,864
Investment of Cash Collateral for Securities on Loan — 1.4%
	Investment Company — 1.4%
36,803	JPMorgan Prime Money Market Fund, Capital Shares, 0.270%, (b) (l) (Cost $36,803)	36,803
	Total Investments — 100.9% (Cost $2,587,337)	2,647,986
	Liabilities in Excess of Other Assets — (0.9)%	(23,519)
	NET ASSETS — 100.0%	$2,624,467

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

36   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2009

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2009 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.9%
		Consumer Discretionary — 9.1%
		Auto Components — 0.2%
9		Goodyear Tire & Rubber Co. (The) (a)	141
21		Johnson Controls, Inc.	519
			660
		Automobiles — 0.3%
114		Ford Motor Co. (a)	863
8		Harley-Davidson, Inc. (c)	199
			1,062
		Distributors — 0.1%
6		Genuine Parts Co.	208
		Diversified Consumer Services — 0.2%
4		Apollo Group, Inc., Class A (a)	247
2		DeVry, Inc.	111
12		H&R Block, Inc.	207
			565
		Hotels, Restaurants & Leisure — 1.5%
15		Carnival Corp.	452
5		Darden Restaurants, Inc.	160
10		International Game Technology	219
11		Marriott International, Inc., Class A	252
39		McDonald’s Corp.	2,190
26		Starbucks Corp. (a)	493
7		Starwood Hotels & Resorts Worldwide, Inc.	196
6		Wyndham Worldwide Corp.	95
2		Wynn Resorts Ltd. (a) (c)	129
16		Yum! Brands, Inc.	558
			4,744
		Household Durables — 0.4%
2		Black & Decker Corp.	94
10		D.R. Horton, Inc.	131
5		Fortune Brands, Inc.	211
2		Harman International Industries, Inc.	73
3		KB Home (c)	48
6		Leggett & Platt, Inc.	101
5		Lennar Corp., Class A	75
10		Newell Rubbermaid, Inc.	136
12		Pulte Homes, Inc.	152
2		Snap-On, Inc.	76
3		Stanley Works (The)	114
3		Whirlpool Corp.	167
			1,378
		Internet & Catalog Retail — 0.3%
11		Amazon.com, Inc. (a)	923
7		Expedia, Inc. (a)	171
			1,094
		Leisure Equipment & Products — 0.1%
9		Eastman Kodak Co.	50
4		Hasbro, Inc.	125
13		Mattel, Inc.	228
			403
		Media — 2.6%
24		CBS Corp., Class B	248
102		Comcast Corp., Class A	1,559
18		DIRECTV Group, Inc. (The) (a) (c)	458
8		Gannett Co., Inc.	71
17		Interpublic Group of Cos., Inc. (The) (a)	106
11		McGraw-Hill Cos., Inc. (The)	373
1		Meredith Corp.	35
4		New York Times Co. (The), Class A	31
81		News Corp., Class A	870
11		Omnicom Group, Inc.	399
3		Scripps Networks Interactive, Inc., Class A	104
12		Time Warner Cable, Inc.	459
42		Time Warner, Inc.	1,179
21		Viacom, Inc., Class B (a)	536
66		Walt Disney Co. (The)	1,707
—	(h)	Washington Post Co. (The), Class B	92
			8,227
		Multiline Retail — 0.9%
3		Big Lots, Inc. (a)	74
5		Family Dollar Stores, Inc.	150
8		J.C. Penney Co., Inc.	250
11		Kohl’s Corp. (a)	556
15		Macy’s, Inc.	230
6		Nordstrom, Inc.	158
2		Sears Holdings Corp. (a) (c)	121
27		Target Corp.	1,248
			2,787
		Specialty Retail — 2.0%
3		Abercrombie & Fitch Co., Class A	100
4		AutoNation, Inc. (a) (c)	72
1		AutoZone, Inc. (a)	188
9		Bed Bath & Beyond, Inc. (a)	334
12		Best Buy Co., Inc.	437
6		GameStop Corp., Class A (a)	138

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2009        JPMORGAN INSTITUTIONAL TRUST FUNDS   37

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2009 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Specialty Retail — Continued
16	Gap, Inc. (The)	319
60	Home Depot, Inc.	1,634
10	Limited Brands, Inc.	142
52	Lowe’s Cos., Inc.	1,120
10	Office Depot, Inc. (a)	51
5	O’Reilly Automotive, Inc. (a) (c)	183
4	RadioShack Corp.	67
3	Sherwin-Williams Co. (The)	209
25	Staples, Inc.	546
4	Tiffany & Co.	159
15	TJX Cos., Inc.	525
		6,224
	Textiles, Apparel & Luxury Goods — 0.5%
11	Coach, Inc.	317
14	Nike, Inc., Class B	758
2	Polo Ralph Lauren Corp.	132
3	V.F. Corp.	217
		1,424
	Total Consumer Discretionary	28,776
	Consumer Staples — 11.5%
	Beverages — 2.4%
3	Brown-Forman Corp., Class B	154
70	Coca-Cola Co. (The)	3,427
11	Coca-Cola Enterprises, Inc.	226
7	Constellation Brands, Inc., Class A (a)	103
9	Dr. Pepper Snapple Group, Inc. (a)	237
5	Molson Coors Brewing Co., Class B	249
5	Pepsi Bottling Group, Inc.	172
55	PepsiCo, Inc.	3,114
		7,682
	Food & Staples Retailing — 3.0%
15	Costco Wholesale Corp.	781
51	CVS/Caremark Corp.	1,928
23	Kroger Co. (The)	497
15	Safeway, Inc.	286
7	SUPERVALU, Inc.	107
21	SYSCO Corp.	531
35	Walgreen Co.	1,186
79	Wal-Mart Stores, Inc.	4,007
5	Whole Foods Market, Inc. (a)	144
		9,467
	Food Products — 1.7%
23	Archer-Daniels-Midland Co.	653
7	Campbell Soup Co.	221
16	ConAgra Foods, Inc.	324
6	Dean Foods Co. (a)	113
12	General Mills, Inc.	693
11	H.J. Heinz Co.	428
6	Hershey Co. (The)	229
2	Hormel Foods Corp.	91
4	JM Smucker Co. (The)	218
9	Kellogg Co.	420
52	Kraft Foods, Inc., Class A	1,474
5	McCormick & Co., Inc. (Non-Voting)	150
25	Sara Lee Corp.	238
11	Tyson Foods, Inc., Class A	128
		5,380
	Household Products — 2.5%
5	Clorox Co.	290
18	Colgate-Palmolive Co.	1,282
15	Kimberly-Clark Corp.	884
103	Procter & Gamble Co.	5,566
		8,022
	Personal Products — 0.2%
15	Avon Products, Inc.	480
4	Estee Lauder Cos., Inc. (The), Class A	147
		627
	Tobacco — 1.7%
73	Altria Group, Inc.	1,334
6	Lorillard, Inc.	432
69	Philip Morris International, Inc.	3,164
6	Reynolds American, Inc.	273
		5,203
	Total Consumer Staples	36,381
	Energy — 11.6%
	Energy Equipment & Services — 1.7%
11	Baker Hughes, Inc.	377
10	BJ Services Co.	166
8	Cameron International Corp. (a)	273
2	Diamond Offshore Drilling, Inc. (c)	219
5	ENSCO International, Inc.	185
4	FMC Technologies, Inc. (a)	208
32	Halliburton Co.	751
10	Nabors Industries Ltd., (Bermuda) (a)	177
15	National Oilwell Varco, Inc. (a)	536

SEE NOTES TO FINANCIAL STATEMENTS.

38   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2009

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Energy Equipment & Services — Continued
4	Rowan Cos., Inc.	83
42	Schlumberger Ltd.	2,373
8	Smith International, Inc.	213
		5,561
	Oil, Gas & Consumable Fuels — 9.9%
18	Anadarko Petroleum Corp.	931
12	Apache Corp.	1,005
4	Cabot Oil & Gas Corp.	129
20	Chesapeake Energy Corp.	454
71	Chevron Corp.	4,948
52	ConocoPhillips	2,355
6	Consol Energy, Inc.	239
9	Denbury Resources, Inc. (a)	134
16	Devon Energy Corp.	962
25	El Paso Corp.	228
9	EOG Resources, Inc.	636
172	Exxon Mobil Corp.	11,909
10	Hess Corp.	508
25	Marathon Oil Corp.	771
3	Massey Energy Co.	82
7	Murphy Oil Corp.	384
6	Noble Energy, Inc.	370
29	Occidental Petroleum Corp.	2,091
9	Peabody Energy Corp.	308
4	Pioneer Natural Resources Co.	117
6	Range Resources Corp.	267
12	Southwestern Energy Co. (a)	447
23	Spectra Energy Corp.	428
4	Sunoco, Inc.	111
5	Tesoro Corp.	69
20	Valero Energy Corp.	368
20	Williams Cos., Inc. (The)	337
20	XTO Energy, Inc.	790
		31,378
	Total Energy	36,939
	Financials — 15.3%
	Capital Markets — 3.0%
9	Ameriprise Financial, Inc.	270
42	Bank of New York Mellon Corp. (The)	1,249
33	Charles Schwab Corp. (The)	599
36	E*Trade Financial Corp. (a) (c)	63
3	Federated Investors, Inc., Class B	83
5	Franklin Resources, Inc.	496
18	Goldman Sachs Group, Inc. (The)	2,940
15	Invesco Ltd.	301
6	Janus Capital Group, Inc.	72
6	Legg Mason, Inc. (c)	165
48	Morgan Stanley	1,382
9	Northern Trust Corp.	497
17	State Street Corp.	914
9	T. Rowe Price Group, Inc.	409
		9,440
	Commercial Banks — 2.9%
24	BB&T Corp.	674
5	Comerica, Inc.	142
28	Fifth Third Bancorp	307
8	First Horizon National Corp. (a)	101
19	Huntington Bancshares, Inc.	87
30	KeyCorp	203
3	M&T Bank Corp. (c)	178
12	Marshall & Ilsley Corp.	89
16	PNC Financial Services Group, Inc.	692
41	Regions Financial Corp.	239
18	SunTrust Banks, Inc.	411
67	U.S. Bancorp	1,515
164	Wells Fargo & Co. (c)	4,522
4	Zions Bancorp (c)	72
		9,232
	Consumer Finance — 0.8%
42	American Express Co.	1,417
16	Capital One Financial Corp.	595
19	Discover Financial Services	260
17	SLM Corp. (a)	147
		2,419
	Diversified Financial Services — 4.7%
305	Bank of America Corp.	5,363
400	Citigroup, Inc.	2,002
2	CME Group, Inc.	681
3	IntercontinentalExchange, Inc. (a)	241
138	JPMorgan Chase & Co. (q)	5,980
6	Leucadia National Corp. (a)	159
7	Moody’s Corp. (c)	184
5	NASDAQ OMX Group, Inc. (The) (a)	107
9	NYSE Euronext	260
		14,977
	Insurance — 2.7%
16	Aflac, Inc.	670
19	Allstate Corp. (The)	556

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2009        JPMORGAN INSTITUTIONAL TRUST FUNDS   39

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2009 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Insurance — Continued
5	American International Group, Inc. (c)	215
10	AON Corp.	408
4	Assurant, Inc.	125
12	Chubb Corp. (The)	614
6	Cincinnati Financial Corp.	148
15	Genworth Financial, Inc., Class A	162
14	Hartford Financial Services Group, Inc.	322
10	Lincoln National Corp.	264
13	Loews Corp.	435
18	Marsh & McLennan Cos., Inc.	434
6	MBIA, Inc. (a) (c)	40
29	MetLife, Inc.	1,091
11	Principal Financial Group, Inc.	311
24	Progressive Corp. (The) (a)	397
16	Prudential Financial, Inc.	826
3	Torchmark Corp.	124
21	Travelers Cos., Inc. (The)	1,042
12	Unum Group	263
12	XL Capital Ltd., (Bermuda), Class A	210
		8,657
	Real Estate Investment Trusts (REITs) — 1.1%
4	Apartment Investment & Management Co., Class A	50
3	AvalonBay Communities, Inc.	182
5	Boston Properties, Inc. (c)	296
10	Equity Residential	264
10	HCP, Inc.	274
4	Health Care REIT, Inc.	167
21	Host Hotels & Resorts, Inc.	212
11	Kimco Realty Corp.	143
6	Plum Creek Timber Co., Inc. (c)	174
16	ProLogis	174
4	Public Storage	312
10	Simon Property Group, Inc.	629
6	Ventas, Inc.	217
6	Vornado Realty Trust	325
		3,419
	Real Estate Management & Development — 0.0% (g)
8	CB Richard Ellis Group, Inc., Class A (a) (c)	99
	Thrifts & Mortgage Finance — 0.1%
18	Hudson City Bancorp, Inc.	242
12	People’s United Financial, Inc.	197
		439
	Total Financials	48,682
	Health Care — 13.5%
	Biotechnology — 1.8%
36	Amgen, Inc. (a)	2,135
10	Biogen Idec, Inc. (a)	511
16	Celgene Corp. (a)	848
3	Cephalon, Inc. (a)	148
10	Genzyme Corp. (a)	530
32	Gilead Sciences, Inc. (a)	1,442
		5,614
	Health Care Equipment & Supplies — 2.0%
21	Baxter International, Inc.	1,215
8	Becton, Dickinson & Co.	589
53	Boston Scientific Corp. (a)	625
4	C.R. Bard, Inc.	282
5	DENTSPLY International, Inc.	177
6	Hospira, Inc. (a)	221
1	Intuitive Surgical, Inc. (a)	297
39	Medtronic, Inc.	1,512
12	St. Jude Medical, Inc. (a)	471
8	Stryker Corp.	349
4	Varian Medical Systems, Inc. (a)	191
8	Zimmer Holdings, Inc. (a)	359
		6,288
	Health Care Providers & Services — 2.2%
16	Aetna, Inc.	449
11	AmerisourceBergen Corp.	227
13	Cardinal Health, Inc.	439
10	CIGNA Corp.	283
5	Coventry Health Care, Inc. (a)	114
4	DaVita, Inc. (a)	189
10	Express Scripts, Inc. (a)	691
6	Humana, Inc. (a)	214
4	Laboratory Corp. of America Holdings (a)	267
10	McKesson Corp.	545
17	Medco Health Solutions, Inc. (a)	940
3	Patterson Cos., Inc. (a)	88
5	Quest Diagnostics, Inc.	286
15	Tenet Healthcare Corp. (a)	69
42	UnitedHealth Group, Inc.	1,176
17	WellPoint, Inc. (a)	904
		6,881
	Health Care Technology — 0.0% (g)
6	IMS Health, Inc.	89

SEE NOTES TO FINANCIAL STATEMENTS.

40   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2009

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Life Sciences Tools & Services — 0.4%
6	Life Technologies Corp. (a)	275
2	Millipore Corp. (a)	130
4	PerkinElmer, Inc.	75
15	Thermo Fisher Scientific, Inc. (a)	667
3	Waters Corp. (a)	171
		1,318
	Pharmaceuticals — 7.1%
55	Abbott Laboratories	2,467
11	Allergan, Inc.	607
70	Bristol-Myers Squibb Co.	1,547
36	Eli Lilly & Co.	1,194
11	Forest Laboratories, Inc. (a)	312
97	Johnson & Johnson	5,878
9	King Pharmaceuticals, Inc. (a)	91
74	Merck & Co., Inc.	2,414
11	Mylan, Inc. (a) (c)	158
238	Pfizer, Inc.	3,977
57	Schering-Plough Corp.	1,619
4	Watson Pharmaceuticals, Inc. (a)	131
47	Wyeth	2,252
		22,647
	Total Health Care	42,837
	Industrials — 10.0%
	Aerospace & Defense — 2.7%
26	Boeing Co.	1,273
14	General Dynamics Corp.	804
4	Goodrich Corp.	241
26	Honeywell International, Inc.	965
6	ITT Corp.	322
4	L-3 Communications Holdings, Inc.	306
12	Lockheed Martin Corp.	865
11	Northrop Grumman Corp.	557
5	Precision Castparts Corp.	451
14	Raytheon Co.	656
6	Rockwell Collins, Inc.	258
33	United Technologies Corp.	1,974
		8,672
	Air Freight & Logistics — 1.0%
6	C.H. Robinson Worldwide, Inc.	337
7	Expeditors International of Washington, Inc.	245
11	FedEx Corp.	755
35	United Parcel Service, Inc., Class B	1,877
		3,214
	Airlines — 0.1%
26	Southwest Airlines Co.	214
	Building Products — 0.1%
13	Masco Corp.	184
	Commercial Services & Supplies — 0.5%
4	Avery Dennison Corp.	123
5	Cintas Corp.	127
6	Iron Mountain, Inc. (a)	186
7	Pitney Bowes, Inc.	163
7	R.R. Donnelley & Sons Co.	129
11	Republic Services, Inc.	291
3	Stericycle, Inc. (a)	149
17	Waste Management, Inc.	520
		1,688
	Construction & Engineering — 0.2%
6	Fluor Corp.	336
4	Jacobs Engineering Group, Inc. (a)	191
7	Quanta Services, Inc. (a)	152
		679
	Electrical Equipment — 0.4%
6	Cooper Industries Ltd., Class A	189
27	Emerson Electric Co.	978
5	Rockwell Automation, Inc.	210
		1,377
	Industrial Conglomerates — 2.2%
25	3M Co.	1,767
374	General Electric Co.	5,195
9	Textron, Inc.	146
		7,108
	Machinery — 1.5%
21	Caterpillar, Inc.	962
7	Cummins, Inc.	323
9	Danaher Corp.	546
15	Deere & Co.	650
7	Dover Corp.	227
6	Eaton Corp.	315
2	Flowserve Corp.	171
14	Illinois Tool Works, Inc.	567
13	PACCAR, Inc.	464
4	Pall Corp.	124
6	Parker Hannifin Corp.	276
		4,625

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2009        JPMORGAN INSTITUTIONAL TRUST FUNDS   41

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2009 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Professional Services — 0.2%
2	Dun & Bradstreet Corp.	137
4	Equifax, Inc.	123
4	Monster Worldwide, Inc. (a)	72
5	Robert Half International, Inc.	142
		474
	Road & Rail — 1.0%
10	Burlington Northern Santa Fe Corp.	816
14	CSX Corp.	587
13	Norfolk Southern Corp.	594
2	Ryder System, Inc.	75
18	Union Pacific Corp.	1,064
		3,136
	Trading Companies & Distributors — 0.1%
5	Fastenal Co. (c)	165
2	W.W. Grainger, Inc.	192
		357
	Total Industrials	31,728
	Information Technology — 18.5%
	Communications Equipment — 2.7%
3	Ciena Corp. (a)	43
204	Cisco Systems, Inc. (a)	4,397
5	Harris Corp.	162
8	JDS Uniphase Corp. (a)	53
18	Juniper Networks, Inc. (a)	426
81	Motorola, Inc.	581
58	QUALCOMM, Inc.	2,712
14	Tellabs, Inc. (a)	89
		8,463
	Computers & Peripherals — 5.6%
31	Apple, Inc. (a)	5,296
61	Dell, Inc. (a)	972
71	EMC Corp. (a)	1,130
84	Hewlett-Packard Co.	3,781
47	International Business Machines Corp.	5,506
3	Lexmark International, Inc., Class A (a)	52
12	NetApp, Inc. (a)	265
4	QLogic Corp. (a)	66
8	SanDisk Corp. (a)	142
26	Sun Microsystems, Inc. (a)	244
6	Teradata Corp. (a)	164
8	Western Digital Corp. (a)	269
		17,887
	Electronic Equipment, Instruments & Components — 0.5%
12	Agilent Technologies, Inc. (a)	311
6	Amphenol Corp., Class A	211
55	Corning, Inc.	827
5	FLIR Systems, Inc. (a)	122
8	Jabil Circuit, Inc.	83
5	Molex, Inc.	89
		1,643
	Internet Software & Services — 1.8%
6	Akamai Technologies, Inc. (a)	108
38	eBay, Inc. (a)	845
8	Google, Inc., Class A (a)	3,912
7	VeriSign, Inc. (a) (c)	144
49	Yahoo!, Inc. (a)	719
		5,728
	IT Services — 1.1%
3	Affiliated Computer Services, Inc., Class A (a)	154
18	Automatic Data Processing, Inc.	679
10	Cognizant Technology Solutions Corp., Class A (a)	360
5	Computer Sciences Corp. (a)	261
4	Convergys Corp. (a)	47
7	Fidelity National Information Services, Inc.	166
5	Fiserv, Inc. (a)	265
3	MasterCard, Inc., Class A	518
11	Paychex, Inc.	321
7	Total System Services, Inc.	106
25	Western Union Co. (The)	446
		3,323
	Office Electronics — 0.1%
31	Xerox Corp.	264
	Semiconductors & Semiconductor Equipment — 2.7%
20	Advanced Micro Devices, Inc. (a) (c)	86
10	Altera Corp.	199
10	Analog Devices, Inc.	291
47	Applied Materials, Inc.	620
15	Broadcom Corp., Class A (a)	429
197	Intel Corp.	4,006
6	KLA-Tencor Corp.	187
8	Linear Technology Corp.	209
23	LSI Corp. (a)	119
8	MEMC Electronic Materials, Inc. (a)	126
6	Microchip Technology, Inc. (c)	171
30	Micron Technology, Inc. (a)	220

SEE NOTES TO FINANCIAL STATEMENTS.

42   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2009

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Semiconductors & Semiconductor Equipment — Continued
7	National Semiconductor Corp.	105
3	Novellus Systems, Inc. (a)	66
19	NVIDIA Corp. (a)	280
6	Teradyne, Inc. (a)	50
45	Texas Instruments, Inc.	1,105
10	Xilinx, Inc.	216
		8,485
	Software — 4.0%
18	Adobe Systems, Inc. (a)	581
8	Autodesk, Inc. (a)	189
7	BMC Software, Inc. (a)	233
14	CA, Inc.	310
6	Citrix Systems, Inc. (a)	228
9	Compuware Corp. (a)	62
11	Electronic Arts, Inc. (a)	208
11	Intuit, Inc. (a)	317
5	McAfee, Inc. (a)	218
270	Microsoft Corp.	6,659
12	Novell, Inc. (a)	53
134	Oracle Corp.	2,923
7	Red Hat, Inc. (a)	153
4	Salesforce.com, Inc. (a)	194
29	Symantec Corp. (a)	436
		12,764
	Total Information Technology	58,557
	Materials — 3.4%
	Chemicals — 2.0%
7	Air Products & Chemicals, Inc.	556
2	CF Industries Holdings, Inc.	139
40	Dow Chemical Co. (The)	862
32	E.l. du Pont de Nemours & Co.	1,018
3	Eastman Chemical Co.	134
6	Ecolab, Inc.	251
3	FMC Corp.	123
3	International Flavors & Fragrances, Inc.	99
19	Monsanto Co.	1,616
6	PPG Industries, Inc.	322
11	Praxair, Inc.	831
4	Sigma-Aldrich Corp.	219
		6,170
	Construction Materials — 0.1%
4	Vulcan Materials Co.	215
	Containers & Packaging — 0.2%
3	Ball Corp.	161
4	Bemis Co., Inc.	94
6	Owens-Illinois, Inc. (a)	201
5	Pactiv Corp. (a)	116
6	Sealed Air Corp.	106
		678
	Metals & Mining — 0.9%
4	AK Steel Holding Corp.	78
34	Alcoa, Inc.	414
3	Allegheny Technologies, Inc.	105
15	Freeport-McMoRan Copper & Gold, Inc.	915
17	Newmont Mining Corp.	694
11	Nucor Corp.	494
3	Titanium Metals Corp.	25
5	United States Steel Corp.	222
		2,947
	Paper & Forest Products — 0.2%
15	International Paper Co.	350
6	MeadWestvaco Corp.	132
7	Weyerhaeuser Co.	279
		761
	Total Materials	10,771
	Telecommunication Services — 3.2%
	Diversified Telecommunication Services — 2.9%
208	AT&T, Inc.	5,425
10	CenturyTel, Inc.	337
11	Frontier Communications Corp.	78
52	Qwest Communications International, Inc. (c)	188
100	Verizon Communications, Inc.	3,112
15	Windstream Corp.	132
		9,272
	Wireless Telecommunication Services — 0.3%
14	American Tower Corp., Class A (a)	444
9	MetroPCS Communications, Inc. (a)	71
101	Sprint Nextel Corp. (a)	371
		886
	Total Telecommunication Services	10,158
	Utilities — 3.8%
	Electric Utilities — 2.2%
6	Allegheny Energy, Inc.	158
17	American Electric Power Co., Inc.	529
45	Duke Energy Corp.	704
11	Edison International	384

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2009        JPMORGAN INSTITUTIONAL TRUST FUNDS   43

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2009 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Electric Utilities — Continued
7	Entergy Corp.	547
23	Exelon Corp.	1,163
11	FirstEnergy Corp.	485
14	FPL Group, Inc.	815
6	Northeast Utilities	147
8	Pepco Holdings, Inc.	111
4	Pinnacle West Capital Corp.	117
13	PPL Corp.	390
10	Progress Energy, Inc.	389
28	Southern Co.	862
		6,801
	Gas Utilities — 0.1%
5	EQT Corp.	183
2	Nicor, Inc.	58
6	Questar Corp.	207
		448
	Independent Power Producers & Energy Traders — 0.2%
24	AES Corp. (The) (a)	322
7	Constellation Energy Group, Inc.	222
18	Dynegy, Inc., Class A (a)	34
		578
	Multi-Utilities — 1.3%
8	Ameren Corp.	203
12	CenterPoint Energy, Inc.	153
8	CMS Energy Corp.	107
10	Consolidated Edison, Inc.	389
21	Dominion Resources, Inc.	689
6	DTE Energy Co.	201
3	Integrys Energy Group, Inc.	93
10	NiSource, Inc.	128
13	PG&E Corp.	528
18	Public Service Enterprise Group, Inc.	565
4	SCANA Corp.	149
9	Sempra Energy	433
8	TECO Energy, Inc.	100
4	Wisconsin Energy Corp.	188
16	Xcel Energy, Inc.	318
		4,244
	Total Utilities	12,071
	Total Common Stocks (Cost $345,867)	316,900
Investment Company — 0.1%
2	SPDR Trust, Series 1, (Cost $213)	217

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments — 0.2%
	U.S. Treasury Obligation — 0.1%
210	U.S. Treasury Bill, 0.170%, 10/15/09 (k) (n) (Cost $210)	210

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Company — 0.1%
423	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.270% (b) (l) (m) (Cost $423)	423

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Investments of Cash Collateral for Securities on Loan — 1.5%
	Corporate Notes — 0.8%
1,000	BBVA SeniorFinance S.A., (Spain), VAR, 0.689%, 03/12/10 (e)	1,000
1,000	General Electric Capital Corp., VAR, 0.400%, 03/12/10	987
500	Monumental Global Funding III, VAR, 0.457%, 05/24/10 (e)	486
		2,473

SHARES	SECURITY DESCRIPTION	VALUE($)
	Investment Company — 0.7%
2,408	JPMorgan Prime Money Market Fund, Capital Shares, 0.270% (b) (l)	2,408
	Total Investments of Cash Collateral for Securities on Loan (Cost $4,908)	4,881
	Total Investments — 101.7% (Cost $351,621)	322,631
	Liabilities in Excess of Other Assets — (1.7)%	(5,423)
	NET ASSETS — 100.0%	$317,208

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

44   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2009

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 08/31/09	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
2	S&P 500 Index	09/17/09	$510	$67

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2009        JPMORGAN INSTITUTIONAL TRUST FUNDS   45

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2009 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 2.5%
		AmeriCredit Automobile Receivables Trust,
92		Series 2005-BM, Class A4, VAR, 0.356%, 05/06/12	90
52		Series 2006-BG, Class A3, 5.210%, 10/06/11	52
800		Series 2006-BG, Class A4, 5.210%, 09/06/13	772
96		Series 2007-CM, Class A3B, VAR, 0.306%, 05/07/12	95
175		Series 2009-1, Class A3, 3.040%, 10/15/13	176
		Bank of America Auto Trust,
575		Series 2009-1A, Class A3, 2.670%, 07/15/13 (e)	580
150		Series 2009-1A, Class A4, 3.520%, 06/15/16 (e)	153
100		Bear Stearns Asset Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.636%, 04/25/36 (i)	63
90		Capital One Auto Finance Trust, Series 2007-B, Class A3A, 5.030%, 04/15/12	91
150		Chrysler Financial Auto Securitization Trust, Series 2009-A, Class A3, 2.820%, 01/15/16	150
860		Citibank Credit Card Issuance Trust, Series 2002-C2, Class C2, 6.950%, 02/18/14	866
75		Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2, SUB, 5.233%, 01/25/36	49
		Ford Credit Auto Owner Trust,
1,200		Series 2006-B, Class A4, 5.250%, 09/15/11	1,230
298		Series 2007-B, Class A3A, 5.150%, 11/15/11	305
250		Series 2009-B, Class A3, 2.790%, 08/15/13	254
200		Series 2009-B, Class A4, 4.500%, 07/15/14	205
129		GE Capital Mortgage Services, Inc., Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	85
		HFC Home Equity Loan Asset Backed Certificates,
120		Series 2005-2, Class A1, VAR, 0.542%, 01/20/35	101
94		Series 2006-1, Class A1, VAR, 0.433%, 01/20/36	80
		Honda Auto Receivables Owner Trust,
315		Series 2009-2, Class A3, 2.790%, 01/15/13	319
100		Series 2009-2, Class A4, 4.430%, 07/15/15	104
150		Series 2009-3, Class A3, 2.310%, 05/15/13	151
150		Series 2009-3, Class A4, 3.300%, 09/15/15	150
500		Household Credit Card Master Note Trust I, Series 2006-1, Class A, 5.100%, 06/15/12	501
150		John Deere Owner Trust, Series 2009-A, Class A3, 2.590%, 10/15/13	151
		MBNA Credit Card Master Note Trust,
407		Series 2002-C1, Class C1, 6.800%, 07/15/14	412
253		Series 2003-C1, Class C1, VAR, 1.973%, 06/15/12	250
445		MBNA Master Credit Card Trust, Series 1999-J, Class C, 7.850%, 02/15/12 (e)	445
180		World Omni Auto Receivables Trust, Series 2007-B, Class A3A, 5.280%, 01/17/12	183
		Total Asset-Backed Securities (Cost $8,193)	8,063
Collateralized Mortgage Obligations — 38.3%
		Agency CMO — 32.0%
121		Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 24, Class ZE, 6.250%, 11/25/23	131
		Federal Home Loan Mortgage Corp. REMICS,
12		Series 11, Class D, 9.500%, 07/15/19	13
—	(h)	Series 41, Class I, HB, 84.000%, 05/15/20	—	(h)
6		Series 46, Class B, 7.800%, 09/15/20	6
2		Series 47, Class F, 10.000%, 06/15/20	2
—	(h)	Series 85, Class C, 8.600%, 01/15/21	—	(h)
6		Series 99, Class Z, 9.500%, 01/15/21	7
28		Series 114, Class H, 6.950%, 01/15/21	30
2		Series 1079, Class S, HB, IF, 32.938%, 05/15/21	3
2		Series 1084, Class F, VAR, 1.263%, 05/15/21	2
1		Series 1084, Class S, HB, IF, 43.819%, 05/15/21	2
15		Series 1144, Class KB, 8.500%, 09/15/21	17
—	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	1
—	(h)	Series 1196, Class B, HB, IF, 1,161.253%, 01/15/22	3
22		Series 1206, Class IA, 7.000%, 03/15/22	22
106		Series 1212, Class IZ, 8.000%, 02/15/22	109
15		Series 1250, Class J, 7.000%, 05/15/22	16
44		Series 1343, Class LA, 8.000%, 08/15/22	48
189		Series 1466, Class PZ, 7.500%, 02/15/23	204
2		Series 1470, Class F, VAR, 2.599%, 02/15/23	2
77		Series 1491, Class I, 7.500%, 04/15/23	78
75		Series 1518, Class G, IF, 8.712%, 05/15/23	75
66		Series 1541, Class O, VAR, 3.070%, 07/15/23	66
3		Series 1602, Class SA, HB, IF, 21.734%, 10/15/23	4
146		Series 1607, Class H, 6.250%, 10/15/13	148
239		Series 1608, Class L, 6.500%, 09/15/23	259
213		Series 1609, Class LG, IF, 16.656%, 11/15/23	256
41		Series 1611, Class JA, VAR, 1.625%, 08/15/23	41

SEE NOTES TO FINANCIAL STATEMENTS.

46   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2009

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
37	Series 1611, Class JB, HB, IF, 20.836%, 08/15/23	40
4	Series 1671, Class L, 7.000%, 02/15/24	4
31	Series 1700, Class GA, PO, 02/15/24	27
390	Series 1706, Class K, 7.000%, 03/15/24	422
1,000	Series 1720, Class PL, 7.500%, 04/15/24	1,078
26	Series 1745, Class D, 7.500%, 08/15/24	28
82	Series 1798, Class F, 5.000%, 05/15/23	85
3	Series 1807, Class G, 9.000%, 10/15/20	4
337	Series 1927, Class PH, 7.500%, 01/15/27	363
157	Series 1981, Class Z, 6.000%, 05/15/27	164
48	Series 1987, Class PE, 7.500%, 09/15/27	48
73	Series 2025, Class PE, 6.300%, 01/15/13	74
24	Series 2033, Class SN, HB, IF, 24.250%, 03/15/24	11
66	Series 2038, Class PN, IO, 7.000%, 03/15/28	11
292	Series 2040, Class PE, 7.500%, 03/15/28	296
104	Series 2056, Class TD, 6.500%, 05/15/18	113
404	Series 2063, Class PG, 6.500%, 06/15/28	430
58	Series 2064, Class TE, 7.000%, 06/15/28	62
277	Series 2075, Class PH, 6.500%, 08/15/28	297
268	Series 2075, Class PM, 6.250%, 08/15/28	287
74	Series 2089, Class PJ, IO, 7.000%, 10/15/28	13
43	Series 2102, Class TC, 6.000%, 12/15/13	45
242	Series 2115, Class PE, 6.000%, 01/15/14	257
215	Series 2125, Class JZ, 6.000%, 02/15/29	230
29	Series 2163, Class PC, IO, 7.500%, 06/15/29	5
506	Series 2169, Class TB, 7.000%, 06/15/29	552
202	Series 2172, Class QC, 7.000%, 07/15/29	220
2	Series 2196, Class TL, 7.500%, 11/15/29	2
104	Series 2201, Class C, 8.000%, 11/15/29	114
199	Series 2210, Class Z, 8.000%, 01/15/30	214
81	Series 2224, Class CB, 8.000%, 03/15/30	84
117	Series 2256, Class MC, 7.250%, 09/15/30	127
178	Series 2259, Class ZM, 7.000%, 10/15/30	193
139	Series 2271, Class PC, 7.250%, 12/15/30	142
202	Series 2283, Class K, 6.500%, 12/15/23	221
79	Series 2296, Class PD, 7.000%, 03/15/31	84
41	Series 2306, Class K, PO, 05/15/24	35
99	Series 2306, Class SE, IF, IO, 6.980%, 05/15/24	13
74	Series 2333, Class HC, 6.000%, 07/15/31	77
106	Series 2344, Class QG, 6.000%, 08/15/16	114
1,756	Series 2344, Class ZD, 6.500%, 08/15/31	1,896
217	Series 2344, Class ZJ, 6.500%, 08/15/31	234
155	Series 2345, Class NE, 6.500%, 08/15/31	167
180	Series 2345, Class PQ, 6.500%, 08/15/16	194
155	Series 2347, Class VP, 6.500%, 03/15/20	166
258	Series 2351, Class PZ, 6.500%, 08/15/31	279
123	Series 2355, Class BP, 6.000%, 09/15/16	132
140	Series 2360, Class PG, 6.000%, 09/15/16	149
126	Series 2366, Class MD, 6.000%, 10/15/16	134
221	Series 2391, Class QR, 5.500%, 12/15/16	236
237	Series 2391, Class VQ, 6.000%, 10/15/12	246
332	Series 2405, Class PE, 6.000%, 01/15/17	358
153	Series 2410, Class NG, 6.500%, 02/15/32	165
190	Series 2410, Class OE, 6.375%, 02/15/32	205
73	Series 2410, Class QX, IF, IO, 8.377%, 02/15/32	11
405	Series 2412, Class SP, IF, 15.554%, 02/15/32	487
84	Series 2423, Class MC, 7.000%, 03/15/32	92
168	Series 2423, Class MT, 7.000%, 03/15/32	182
243	Series 2435, Class CJ, 6.500%, 04/15/32	264
405	Series 2435, Class VH, 6.000%, 07/15/19	427
272	Series 2441, Class GF, 6.500%, 04/15/32	294
206	Series 2444, Class ES, IF, IO, 7.677%, 03/15/32	27
236	Series 2450, Class GZ, 7.000%, 05/15/32	255
83	Series 2450, Class SW, IF, IO, 7.727%, 03/15/32	11
405	Series 2455, Class GK, 6.500%, 05/15/32	437
550	Series 2460, Class VZ, 6.000%, 11/15/29	566
714	Series 2466, Class DH, 6.500%, 06/15/32	771
828	Series 2466, Class PG, 6.500%, 04/15/32	875
322	Series 2474, Class NR, 6.500%, 07/15/32	348
560	Series 2484, Class LZ, 6.500%, 07/15/32	610
21	Series 2498, Class UD, 5.500%, 06/15/16	21
607	Series 2500, Class MC, 6.000%, 09/15/32	643
607	Series 2512, Class PG, 5.500%, 10/15/22	641
376	Series 2515, Class DE, 4.000%, 03/15/32	382
25	Series 2519, Class BT, 8.500%, 09/15/31	27
274	Series 2527, Class VU, 5.500%, 10/15/13	279
240	Series 2535, Class BK, 5.500%, 12/15/22	256
425	Series 2537, Class TE, 5.500%, 12/15/17	454
675	Series 2543, Class YX, 6.000%, 12/15/32	714
35	Series 2557, Class WJ, 5.000%, 07/15/14	35
210	Series 2565, Class MB, 6.000%, 05/15/30	217
810	Series 2575, Class ME, 6.000%, 02/15/33	856
181	Series 2586, Class WI, IO, 6.500%, 03/15/33	32
426	Series 2594, Class VA, 6.000%, 03/15/14	432

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2009        JPMORGAN INSTITUTIONAL TRUST FUNDS   47

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2009 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
112		Series 2594, Class VP, 6.000%, 02/15/14	113
405		Series 2594, Class VQ, 6.000%, 08/15/20	425
720		Series 2597, Class AD, 6.500%, 03/15/32	758
289		Series 2597, Class DS, IF, IO, 7.277%, 02/15/33	18
734		Series 2599, Class DS, IF, IO, 6.727%, 02/15/33	45
834		Series 2610, Class DS, IF, IO, 6.827%, 03/15/33	54
496		Series 2611, Class SH, IF, IO, 7.377%, 10/15/21	33
405		Series 2617, Class GR, 4.500%, 05/15/18	422
152		Series 2619, Class IM, IO, 5.000%, 10/15/21	12
300		Series 2622, Class PE, 4.500%, 05/15/18	311
1,000		Series 2628, Class WA, 4.000%, 07/15/28	1,025
202		Series 2631, Class LC, 4.500%, 06/15/18	210
202		Series 2640, Class VE, 3.250%, 07/15/22	198
34		Series 2643, Class HI, IO, 4.500%, 12/15/16	1
532		Series 2651, Class VZ, 4.500%, 07/15/18	557
118		Series 2656, Class SH, HB, IF, 20.782%, 02/15/25	125
1,000		Series 2657, Class MD, 5.000%, 12/15/20	1,055
263		Series 2668, Class SB, IF, 6.957%, 10/15/15	278
202		Series 2672, Class ME, 5.000%, 11/15/22	211
506		Series 2675, Class CK, 4.000%, 09/15/18	514
361		Series 2682, Class YS, IF, 8.579%, 10/15/33	355
1,000		Series 2684, Class PO, PO, 01/15/33	768
243		Series 2684, Class TO, PO, 10/15/33	191
106		Series 2686, Class GB, 5.000%, 05/15/20	110
144		Series 2691, Class WS, IF, 8.591%, 10/15/33	151
1,000		Series 2695, Class DE, 4.000%, 01/15/17	1,042
204		Series 2705, Class SC, IF, 8.591%, 11/15/33	210
204		Series 2705, Class SD, IF, 8.649%, 11/15/33	184
87		Series 2739, Class S, IF, 11.454%, 01/15/34	87
150		Series 2744, Class FE, VAR, 0.000%, 02/15/34	146
405		Series 2744, Class TU, 5.500%, 05/15/32	422
172		Series 2753, Class S, IF, 11.454%, 02/15/34	172
141		Series 2755, Class PA, PO, 02/15/29	137
81		Series 2755, Class SA, IF, 13.654%, 05/15/30	87
59		Series 2769, Class PO, PO, 03/15/34	49
316		Series 2776, Class SK, IF, 8.666%, 04/15/34	318
300		Series 2802, Class MB, 5.500%, 11/15/31	313
296		Series 2815, Class YS, IF, 9.519%, 01/15/34	299
231		Series 2841, Class YA, 5.500%, 07/15/27	235
860		Series 2907, Class VC, 4.500%, 05/15/34	865
475		Series 2934, Class EC, PO, 02/15/20	425
334		Series 2990, Class SL, HB, IF, 23.493%, 06/15/34	394
500		Series 2999, Class ND, 4.500%, 07/15/20	510
500		Series 3068, Class AO, PO, 01/15/35	476
515		Series 3117, Class EO, PO, 02/15/36	452
66		Series 3117, Class OK, PO, 02/15/36	57
805		Series 3122, Class OH, PO, 03/15/36	696
56		Series 3149, Class SO, PO, 05/15/36	44
749		Series 3152, Class MO, PO, 03/15/36	647
69		Series 3158, Class LX, VAR, 0.000%, 05/15/36	65
1,000		Series 3162, Class OB, 6.000%, 11/15/30	1,050
460		Series 3167, Class QA, 6.000%, 10/15/26	464
369		Series 3171, Class MO, PO, 06/15/36	309
391		Series 3179, Class OA, PO, 07/15/36	340
1,366		Series 3202, Class HI, IF, IO, 6.377%, 08/15/36	171
541		Series 3232, Class ST, IF, IO, 6.427%, 10/15/36	54
632		Series 3253, Class PO, PO, 12/15/21	566
897		Series 3481, Class SJ, IF, IO, 5.577%, 08/15/38	85
219		Federal Home Loan Mortgage Corp. STRIPS, Series 243, Class 16, IO, 4.500%, 11/15/20	25
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
65		Series T-41, Class 3A, VAR, 7.500%, 07/25/32	72
56		Series T-51, Class 2A, VAR, 7.500%, 08/25/42	61
563		Series T-54, Class 2A, 6.500%, 02/25/43	608
195		Series T-54, Class 3A, 7.000%, 02/25/43	214
52		Series T-58, Class A, PO, 09/25/43	38
225		Federal National Mortgage Association Grantor Trust, Series 2001-T10, Class A2, 7.500%, 12/25/41	246
		Federal National Mortgage Association REMICS,
4		Series 1988-7, Class Z, 9.250%, 04/25/18	5
20		Series 1989-70, Class G, 8.000%, 10/25/19	22
8		Series 1989-78, Class H, 9.400%, 11/25/19	10
6		Series 1989-83, Class H, 8.500%, 11/25/19	7
7		Series 1989-89, Class H, 9.000%, 11/25/19	7
2		Series 1990-1, Class D, 8.800%, 01/25/20	3
4		Series 1990-7, Class B, 8.500%, 01/25/20	4
3		Series 1990-60, Class K, 5.500%, 06/25/20	3
3		Series 1990-63, Class H, 9.500%, 06/25/20	4
3		Series 1990-93, Class G, 5.500%, 08/25/20	3
—	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	—	(h)
—	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	1

SEE NOTES TO FINANCIAL STATEMENTS.

48   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2009

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
18		Series 1990-102, Class J, 6.500%, 08/25/20	20
7		Series 1990-120, Class H, 9.000%, 10/25/20	8
1		Series 1990-134, Class SC, HB, IF, 21.131%, 11/25/20	2
—	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	1
—	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	—	(h)
11		Series 1991-42, Class S, IF, 17.128%, 05/25/21	13
150		Series 1992-107, Class SB, IF, 29.144%, 06/25/22	237
10		Series 1992-143, Class MA, 5.500%, 09/25/22	10
70		Series 1993-25, Class J, 7.500%, 03/25/23	78
443		Series 1993-37, Class PX, 7.000%, 03/25/23	487
150		Series 1993-54, Class Z, 7.000%, 04/25/23	165
31		Series 1993-62, Class SA, IF, 16.802%, 04/25/23	42
40		Series 1993-122, Class M, 6.500%, 07/25/23	44
15		Series 1993-165, Class SD, IF, 11.464%, 09/25/23	18
65		Series 1993-178, Class PK, 6.500%, 09/25/23	71
1,012		Series 1993-183, Class KA, 6.500%, 10/25/23	1,104
502		Series 1993-189, Class PL, 6.500%, 10/25/23	547
58		Series 1993-225, Class SG, HB, IF, 26.199%, 12/25/13	70
110		Series 1993-247, Class SA, HB, IF, 23.928%, 12/25/23	150
219		Series 1993-250, Class Z, 7.000%, 12/25/23	234
335		Series 1993-257, Class C, PO, 06/25/23	295
6		Series 1994-9, Class E, PO, 11/25/23	5
286		Series 1996-14, Class SE, IF, IO, 7.130%, 08/25/23	40
14		Series 1996-27, Class FC, VAR, 0.813%, 03/25/17	13
32		Series 1996-59, Class J, 6.500%, 08/25/22	35
139		Series 1996-59, Class K, 6.500%, 07/25/23	146
137		Series 1997-20, Class IB, IO, VAR, 1.840%, 03/25/27	4
132		Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	4
64		Series 1997-27, Class J, 7.500%, 04/18/27	69
58		Series 1997-29, Class J, 7.500%, 04/20/27	65
130		Series 1997-39, Class PD, 7.500%, 05/20/27	142
54		Series 1997-81, Class PI, IO, 7.000%, 12/18/27	10
9		Series 1998-4, Class C, PO, 04/25/23	8
109		Series 1998-36, Class ZB, 6.000%, 07/18/28	117
643		Series 1998-43, Class EA, PO, 04/25/23	564
324		Series 2000-2, Class ZE, 7.500%, 02/25/30	361
150		Series 2001-4, Class PC, 7.000%, 03/25/21	165
166		Series 2001-5, Class OW, 6.000%, 03/25/16	176
411		Series 2001-33, Class ID, IO, 6.000%, 07/25/31	67
313		Series 2001-36, Class DE, 7.000%, 08/25/31	341
77		Series 2001-44, Class PD, 7.000%, 09/25/31	84
532		Series 2001-48, Class Z, 6.500%, 09/25/21	581
89		Series 2001-49, Class Z, 6.500%, 09/25/31	96
56		Series 2001-52, Class XM, 6.500%, 11/25/10	57
268		Series 2001-71, Class MB, 6.000%, 12/25/16	288
329		Series 2001-71, Class QE, 6.000%, 12/25/16	353
1,836		Series 2001-74, Class MB, 6.000%, 12/25/16	1,982
148		Series 2001-80, Class PE, 6.000%, 07/25/29	155
73		Series 2001-81, Class LO, PO, 01/25/32	63
182		Series 2002-1, Class HC, 6.500%, 02/25/22	198
71		Series 2002-1, Class SA, HB, IF, 24.324%, 02/25/32	87
149		Series 2002-2, Class UC, 6.000%, 02/25/17	159
321		Series 2002-3, Class OG, 6.000%, 02/25/17	345
995		Series 2002-18, Class PC, 5.500%, 04/25/17	1,052
244		Series 2002-21, Class PE, 6.500%, 04/25/32	264
405		Series 2002-24, Class AJ, 6.000%, 04/25/17	438
229		Series 2002-28, Class PK, 6.500%, 05/25/32	247
320		Series 2002-37, Class Z, 6.500%, 06/25/32	345
530		Series 2002-56, Class UC, 5.500%, 09/25/17	564
412		Series 2002-74, Class LD, 5.000%, 01/25/16	416
288		Series 2002-74, Class PD, 5.000%, 11/25/15	290
442		Series 2002-84, Class VB, 5.500%, 04/25/15	470
43		Series 2002-91, Class UH, IO, 5.500%, 06/25/22	3
405		Series 2002-94, Class BK, 5.500%, 01/25/18	433
86		Series 2003-8, Class SB, IF, IO, 7.384%, 03/25/16	2
202		Series 2003-22, Class UD, 4.000%, 04/25/33	190
162		Series 2003-34, Class GB, 6.000%, 03/25/33	171
304		Series 2003-34, Class GE, 6.000%, 05/25/33	327
59		Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	9
405		Series 2003-47, Class PE, 5.750%, 06/25/33	425
142		Series 2003-52, Class SX, HB, IF, 22.153%, 10/25/31	184
168		Series 2003-64, Class SX, IF, 13.048%, 07/25/33	170

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2009        JPMORGAN INSTITUTIONAL TRUST FUNDS   49

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2009 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
290	Series 2003-65, Class ML, 4.000%, 07/25/33	293
391	Series 2003-71, Class DS, IF, 7.092%, 08/25/33	329
631	Series 2003-73, Class GA, 3.500%, 05/25/31	636
909	Series 2003-80, Class SY, IF, IO, 7.384%, 06/25/23	99
405	Series 2003-83, Class PG, 5.000%, 06/25/23	422
511	Series 2003-86, Class PW, 4.500%, 06/25/15	519
94	Series 2003-91, Class SD, IF, 12.057%, 09/25/33	99
304	Series 2003-106, Class US, IF, 8.677%, 11/25/23	282
652	Series 2003-116, Class SB, IF, IO, 7.334%, 11/25/33	95
191	Series 2003-128, Class KE, 4.500%, 01/25/14	200
500	Series 2003-128, Class NG, 4.000%, 01/25/19	505
201	Series 2003-130, Class SX, IF, 11.122%, 01/25/34	208
507	Series 2004-1, Class DL, 4.500%, 02/25/18	515
303	Series 2004-14, Class SD, IF, 8.677%, 03/25/34	273
1,000	Series 2004-21, Class AE, 4.000%, 04/25/19	1,003
63	Series 2004-21, Class CO, PO, 04/25/34	41
405	Series 2004-25, Class PC, 5.500%, 01/25/34	428
517	Series 2004-25, Class SA, IF, 18.795%, 04/25/34	611
263	Series 2004-36, Class PC, 5.500%, 02/25/34	278
320	Series 2004-36, Class SA, IF, 18.795%, 05/25/34	380
255	Series 2004-46, Class SK, IF, 15.770%, 05/25/34	269
150	Series 2004-61, Class SH, HB, IF, 22.926%, 11/25/32	175
272	Series 2004-74, Class SW, IF, 14.955%, 11/25/31	312
287	Series 2004-76, Class CL, 4.000%, 10/25/19	291
1,750	Series 2004-86, Class AE, 4.500%, 02/25/32	1,761
248	Series 2005-40, Class YA, 5.000%, 09/25/20	261
301	Series 2005-45, Class DC, HB, IF, 23.336%, 06/25/35	409
378	Series 2005-52, Class PA, 6.500%, 06/25/35	403
354	Series 2005-56, Class S, IF, IO, 6.444%, 07/25/35	36
566	Series 2005-56, Class TP, IF, 17.353%, 08/25/33	654
1,712	Series 2005-68, Class PG, 5.500%, 08/25/35	1,814
646	Series 2005-73, Class PS, IF, 16.036%, 08/25/35	765
298	Series 2005-74, Class CS, IF, 19.290%, 05/25/35	363
266	Series 2005-78, Class DS, IF, 13.032%, 03/25/35	270
604	Series 2005-106, Class US, IF, 23.593%, 11/25/35	741
199	Series 2005-110, Class KS, IF, 14.155%, 05/25/35	204
315	Series 2006-44, Class P, PO, 12/25/33	270
736	Series 2006-59, Class QO, PO, 01/25/33	649
266	Series 2006-65, Class QO, PO, 07/25/36	233
401	Series 2006-72, Class GO, PO, 08/25/36	341
500	Series 2006-77, Class PC, 6.500%, 08/25/36	542
316	Series 2006-79, Class DO, PO, 08/25/36	273
769	Series 2006-110, Class PO, PO, 11/25/36	665
1,000	Series 2006-124, Class HB, VAR, 6.030%, 11/25/36	1,045
719	Series 2007-14, Class ES, IF, IO, 6.174%, 03/25/37	67
372	Series 2007-79, Class SB, IF, 23.043%, 08/25/37	464
500	Series 2007-81, Class GE, 6.000%, 08/25/37	533
704	Series 2007-83, Class PA, 6.000%, 03/25/29	737
1,525	Series 2007-84, Class PD, 6.000%, 08/25/32	1,620
752	Series 2007-88, Class VI, IF, IO, 6.274%, 09/25/37	78
1,957	Series 2007-91, Class ES, IF, IO, 6.194%, 10/25/37	166
368	Series 2007-97, Class MS, IF, 14.180%, 12/25/31	394
762	Series 2007-106, Class A7, VAR, 6.187%, 10/25/37	798
1,105	Series 2007-116, Class HI, IO, VAR, 6.612%, 01/25/38	78
408	Series 2008-10, Class XI, IF, IO, 5.964%, 03/25/38	42
820	Series 2008-16, Class IS, IF, IO, 5.934%, 03/25/38	78
424	Series 2008-28, Class QS, IF, 19.903%, 04/25/38	515
1,236	Series 2008-46, Class HI, IO, VAR, 6.643%, 06/25/38	79
410	Series 2008-66, Class GD, 6.000%, 06/25/30	428
6	Series G-14, Class L, 8.500%, 06/25/21	7
30	Series G-18, Class Z, 8.750%, 06/25/21	33

SEE NOTES TO FINANCIAL STATEMENTS.

50   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2009

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
9	Series G-22, Class G, 6.000%, 12/25/16	9
22	Series G-35, Class M, 8.750%, 10/25/21	25
90	Series G92-35, Class E, 7.500%, 07/25/22	99
5	Series G92-42, Class Z, 7.000%, 07/25/22	6
119	Series G92-44, Class ZQ, 8.000%, 07/25/22	131
95	Series G92-54, Class ZQ, 7.500%, 09/25/22	105
20	Series G93-5, Class Z, 6.500%, 02/25/23	22
24	Series G95-1, Class C, 8.800%, 01/25/25	28
	Federal National Mortgage Association STRIPS,
1	Series 50, Class 2, IO, 10.500%, 03/01/19	—	(h)
7	Series 218, Class 2, IO, 7.500%, 04/01/23	1
93	Series 329, Class 1, PO, 01/01/33	81
	Federal National Mortgage Association Whole Loan,
30	Series 2002-W5, Class A10, IF, IO, 7.834%, 11/25/30	1
266	Series 2003-W1, Class 1A1, 6.500%, 12/25/42	288
76	Series 2003-W4, Class 2A, 6.500%, 10/25/42	82
225	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	245
265	Series 2007-W7, Class 1A4, IF, 37.586%, 07/25/37	385
	Government National Mortgage Association,
73	Series 1994-3, Class PQ, 7.488%, 07/16/24	80
256	Series 1994-4, Class KQ, 7.988%, 07/16/24	281
514	Series 1994-7, Class PQ, 6.500%, 10/16/24	560
108	Series 1995-3, Class DQ, 8.050%, 06/16/25	122
28	Series 1995-7, Class CQ, 7.500%, 09/16/25	30
214	Series 1996-16, Class E, 7.500%, 08/16/26	228
45	Series 1998-26, Class K, 7.500%, 09/17/25	49
647	Series 1999-10, Class ZC, 6.500%, 04/20/29	700
85	Series 1999-30, Class S, IF, IO, 8.327%, 08/16/29	10
77	Series 1999-41, Class Z, 8.000%, 11/16/29	85
56	Series 1999-44, Class PC, 7.500%, 12/20/29	62
130	Series 2000-6, Class Z, 7.500%, 02/20/30	140
24	Series 2000-9, Class Z, 8.000%, 06/20/30	26
554	Series 2000-9, Class ZJ, 8.500%, 02/16/30	607
227	Series 2000-14, Class PD, 7.000%, 02/16/30	247
62	Series 2000-16, Class ZN, 7.500%, 02/16/30	68
324	Series 2000-37, Class B, 8.000%, 12/20/30	351
27	Series 2000-38, Class AH, 7.150%, 12/20/30	27
195	Series 2001-7, Class PK, 6.500%, 03/20/31	209
11	Series 2001-32, Class WA, IF, 19.444%, 07/20/31	14
405	Series 2001-64, Class MQ, 6.500%, 12/20/31	430
73	Series 2002-7, Class PG, 6.500%, 01/20/32	79
104	Series 2002-31, Class S, IF, IO, 8.427%, 01/16/31	16
280	Series 2002-40, Class UK, 6.500%, 06/20/32	302
291	Series 2002-47, Class PG, 6.500%, 07/16/32	315
356	Series 2002-47, Class PY, 6.000%, 07/20/32	380
341	Series 2002-47, Class ZA, 6.500%, 07/20/32	368
27	Series 2002-51, Class SG, HB, IF, 31.319%, 04/20/31	35
161	Series 2002-54, Class GB, 6.500%, 08/20/32	174
93	Series 2002-79, Class KV, 6.000%, 11/20/13	95
193	Series 2003-4, Class NI, IO, 5.500%, 01/20/32	16
189	Series 2003-4, Class NY, 5.500%, 12/20/13	200
58	Series 2003-24, Class PO, PO, 03/16/33	49
304	Series 2003-40, Class TJ, 6.500%, 03/20/33	330
250	Series 2003-52, Class AP, PO, 06/16/33	207
52	Series 2004-28, Class S, IF, 18.912%, 04/16/34	61
137	Series 2004-68, Class PO, PO, 05/20/31	130
244	Series 2004-71, Class SB, HB, IF, 28.126%, 09/20/34	293
107	Series 2004-73, Class AE, IF, 14.292%, 08/17/34	120
1,230	Series 2004-90, Class SI, IF, IO, 5.828%, 10/20/34	125
318	Series 2005-68, Class DP, IF, 15.776%, 06/17/35	361
1,969	Series 2005-68, Class KI, IF, IO, 6.028%, 09/20/35	221
363	Series 2006-59, Class SD, IF, IO, 6.428%, 10/20/36	34
1,041	Series 2007-17, Class JI, IF, IO, 6.537%, 04/16/37	114
1,554	Series 2007-27, Class SA, IF, IO, 5.928%, 05/20/37	127
2,668	Series 2007-40, Class SB, IF, IO, 6.478%, 07/20/37	276
1,567	Series 2007-45, Class QA, IF, IO, 6.368%, 07/20/37	147
844	Series 2007-49, Class NO, PO, 12/20/35	772
1,754	Series 2007-50, Class AI, IF, IO, 6.503%, 08/20/37	160
448	Series 2007-53, Class ES, IF, IO, 6.278%, 09/20/37	46
439	Series 2007-53, Class SW, IF, 19.388%, 09/20/37	534
1,054	Series 2007-57, Class QA, IF, IO, 6.227%, 10/20/37	84

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2009        JPMORGAN INSTITUTIONAL TRUST FUNDS   51

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2009 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
798	Series 2007-71, Class SB, IF, IO, 6.428%, 07/20/36	79
293	Series 2008-25, Class SB, IF, IO, 6.627%, 03/20/38	25
681	Series 2008-33, Class XS, IF, IO, 7.427%, 04/16/38	68
770	Series 2008-40, Class SA, IF, IO, 6.127%, 05/16/38	81
500	Series 2008-50, Class KB, 6.000%, 06/20/38	528
1,398	Series 2008-55, Class SA, IF, IO, 5.928%, 06/20/38	116
1,299	Series 2008-93, Class AS, IF, IO, 5.428%, 12/20/38	114
726	Series 2009-6, Class SA, IF, IO, 5.827%, 02/16/39	73
535	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	70
1,915	Series 2009-22, Class SA, IF, IO, 5.997%, 04/20/39	144
1,929	Series 2009-31, Class ST, IF, IO, 6.077%, 03/20/39	198
1,929	Series 2009-31, Class TS, IF, IO, 6.028%, 03/20/39	178
	Vendee Mortgage Trust,
1,157	Series 1993-1, Class ZB, 7.250%, 02/15/23	1,271
434	Series 1994-1, Class 1, VAR, 5.627%, 02/15/24	457
637	Series 1996-1, Class 1Z, 6.750%, 02/15/26	682
209	Series 1996-2, Class 1Z, 6.750%, 06/15/26	224
852	Series 1997-1, Class 2Z, 7.500%, 02/15/27	939
213	Series 1998-1, Class 2E, 7.000%, 03/15/28	231
		103,920
	Non-Agency CMO — 6.3%
264	ABN Amro Mortgage Corp., Series 2003-9, Class A2, 4.500%, 08/25/18	258
	ASG Resecuritization Trust,
449	Series 2009-1, Class A60, VAR, 5.615%, 06/26/37 (e)	433
544	Series 2009-2, Class A55, VAR, 5.843%, 05/24/36 (e)	526
954	Series 2009-3, Class A65, VAR, 5.595%, 03/26/37 (e)	892
77	Banc of America Alternative Loan Trust, Series 2003-11, Class PO, PO, 01/25/34	53
93	Banc of America Funding Corp., Series 2004-1, Class PO, PO, 03/25/34	58
	Banc of America Mortgage Securities, Inc.,
71	Series 2003-8, Class APO, PO, 11/25/33	46
167	Series 2004-1, Class APO, PO, 02/25/34	103
131	Series 2004-6, Class APO, PO, 07/25/34	82
329	Citicorp Mortgage Securities, Inc., Series 2004-2, Class A1, 5.000%, 03/25/34	321
	Citigroup Mortgage Loan Trust, Inc.,
113	Series 2003-UP3, Class A3, 7.000%, 09/25/33	112
333	Series 2003-UST1, Class A1, 5.500%, 12/25/18	337
61	Series 2003-UST1, Class PO1, PO, 12/25/18	43
41	Series 2003-UST1, Class PO3, PO, 12/25/18	31
	Countrywide Alternative Loan Trust,
581	Series 2002-8, Class A4, 6.500%, 07/25/32	545
1,371	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	785
350	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	260
139	Series 2005-26CB, Class A10, IF, 12.569%, 07/25/35	121
500	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	351
300	Series 2007-21CB, Class 1A5, 6.000%, 09/25/37	126
	Countrywide Home Loan Mortgage Pass-Through Trust,
558	Series 2003-26, Class 1A6, 3.500%, 08/25/33	462
114	Series 2003-J13, Class PO, PO, 01/25/34	67
247	Series 2003-J7, Class 4A3, IF, 9.430%, 08/25/18	215
63	Series 2004-HYB3, Class 2A, VAR, 3.649%, 06/20/34	42
580	Series 2005-22, Class 2A1, VAR, 5.222%, 11/25/35	375
311	Series 2005-R1, Class 2A, PO, 03/25/35 (e)	198
347	CS First Boston Mortgage Securities Corp., Series 2003-23, Class 2A5, 5.000%, 10/25/18	334
509	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2005-3, Class 1A1, VAR, 5.282%, 06/25/20	444
113	Deutsche Mortgage Securities, Inc., Series 2004-1, Class 2A, PO, 10/25/18	82
	First Horizon Asset Securities, Inc.,
299	Series 2004-AR7, Class 2A1, VAR, 4.924%, 02/25/35	266
202	Series 2004-AR7, Class 2A2, VAR, 4.924%, 02/25/35	156

SEE NOTES TO FINANCIAL STATEMENTS.

52   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2009

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Non-Agency CMO — Continued
340		Series 2005-AR1, Class 2A2, VAR, 5.000%, 04/25/35	319
133		GMAC Mortgage Corp. Loan Trust, Series 2004-J1, Class A15, 5.250%, 04/25/34	133
500		GSR Mortgage Loan Trust, Series 2006-1F, Class 1A3, 5.500%, 02/25/36	323
68		Impac Secured Asset Corp., Series 2002-2, Class APO, PO, 04/25/33	48
513		Indymac Index Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 0.511%, 08/25/35	5
259		JP Morgan Mortgage Trust, Series 2006-A2, Class 4A1, VAR, 4.061%, 08/25/34	247
		MASTR Adjustable Rate Mortgages Trust,
101		Series 2004-3, Class 4A2, VAR, 3.342%, 04/25/34	87
256		Series 2004-13, Class 2A1, VAR, 4.210%, 04/21/34	241
300		Series 2004-13, Class 3A6, VAR, 3.141%, 11/21/34	288
		MASTR Alternative Loans Trust,
563		Series 2003-9, Class 8A1, 6.000%, 01/25/34	491
1,908		Series 2004-4, Class 10A1, 5.000%, 05/25/24	1,798
63		Series 2004-7, Class 30PO, PO, 08/25/34	41
152		Series 2004-10, Class 1A1, 4.500%, 09/25/19	140
573		Series 2005-6, Class 3A1, 5.500%, 11/25/20	460
		MASTR Asset Securitization Trust,
510		Series 2003-2, Class 1A1, 5.000%, 03/25/18	506
31		Series 2003-4, Class 2A2, 5.000%, 05/25/18	31
35		Series 2003-11, Class 6A2, 4.000%, 12/25/33	35
98		Series 2004-8, Class PO, PO, 08/25/19	71
470		MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	306
87		MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.586%, 02/25/35	60
		Nomura Asset Acceptance Corp.,
181		Series 2003-A1, Class A1, 5.500%, 05/25/33	170
94		Series 2003-A1, Class A2, 6.000%, 05/25/33	90
14		Series 2003-A1, Class A5, 7.000%, 04/25/33	12
123		Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	106
—	(h)	Paine Webber CMO Trust, Class 4, 8.750%, 04/01/18	—	(h)
		Residential Accredit Loans, Inc.,
150		Series 2002-QS16, Class A3, IF, 16.067%, 10/25/17	133
723		Series 2002-QS8, Class A5, 6.250%, 06/25/17	719
181		Series 2003-QS3, Class A2, IF, 15.916%, 02/25/18	150
775		Series 2003-QS9, Class A3, IF, IO, 7.284%, 05/25/18	78
171		Series 2004-QS8, Class A2, 5.000%, 06/25/34	154
101		Residential Asset Securitization Trust, Series 2003-A14, Class A1, 4.750%, 02/25/19	100
		Residential Funding Mortgage Securities I,
162		Series 2003-S11, Class A1, 2.500%, 06/25/18	161
94		Series 2003-S12, Class 4A5, 4.500%, 12/25/32	94
331		Series 2003-S7, Class A17, 4.000%, 05/25/33	297
39		Salomon Brothers Mortgage Securities VII, Inc., Series 2003-UP2, Class PO1, PO, 12/25/18	31
		Structured Asset Securities Corp.,
384		Series 2005-6, Class 4A1, 5.000%, 05/25/35	367
224		Series 2005-6, Class 5A8, IF, 13.369%, 05/25/35	183
		WaMu Mortgage Pass-Through Certificates,
332		Series 2002-S8, Class 2A7, 5.250%, 01/25/18	335
104		Series 2003-S10, Class A6, PO, 10/25/18	85
106		Series 2003-S11, Class 2A5, IF, 16.320%, 11/25/33	116
199		Series 2004-AR3, Class A2, VAR, 3.141%, 06/25/34	185
827		Series 2004-S3, Class 2A3, IF, 18.107%, 07/25/34	857
400		Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-4, Class CB7, 5.500%, 06/25/35	282
59		Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-MS7, Class P, PO, 03/25/33	39
		Wells Fargo Mortgage Backed Securities Trust,
116		Series 2003-11, Class 1APO, PO, 10/25/18	83
362		Series 2003-13, Class A7, 4.500%, 11/25/18	358
436		Series 2003-15, Class 1A1, 4.750%, 12/25/18	437
193		Series 2004-7, Class 2A2, 5.000%, 07/25/19	191
443		Series 2004-BB, Class A4, VAR, 4.531%, 01/25/35	413
329		Series 2004-EE, Class 3A1, VAR, 4.402%, 12/25/34	314
			20,294
		Total Collateralized Mortgage Obligations (Cost $121,536)	124,214

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2009        JPMORGAN INSTITUTIONAL TRUST FUNDS   53

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2009 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — 1.7%
	Banc of America Commercial Mortgage, Inc.,
500	Series 2005-6, Class ASB, VAR, 5.351%, 09/10/47	512
50	Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	45
	Bear Stearns Commercial Mortgage Securities,
300	Series 2005-PWR9, Class AAB, 4.804%, 09/11/42	302
360	Series 2006-PW11, Class A4, VAR, 5.623%, 03/11/39	338
262	Series 2006-PW14, Class A1, 5.044%, 12/11/38	266
276	Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A1, VAR, 5.916%, 03/15/49	282
300	GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	274
50	LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.156%, 02/15/31	45
500	Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class ASB, VAR, 4.674%, 06/12/43	507
	Morgan Stanley Capital I,
361	Series 2006-IQ12, Class A1, 5.257%, 12/15/43	368
85	Series 2006-T23, Class A1, 5.682%, 08/12/41	87
500	Morgan Stanley Dean Witter Capital I, Series 2001-280, Class A2, 6.494%, 02/03/16 (e)	535
1,000	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 6.070%, 08/15/39	1,035
788	Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A2, 4.039%, 10/15/41	787
	Total Commercial Mortgage-Backed Securities (Cost $5,309)	5,383
Corporate Bonds — 21.5%
	Consumer Discretionary — 1.2%
	Automobiles — 0.2%
709	Daimler Finance North America LLC, 7.200%, 09/01/09 (c)	709
	Hotels, Restaurants & Leisure — 0.1%
150	McDonald’s Corp., 4.300%, 03/01/13 (c)	159
	Media — 0.7%
200	Comcast Cable Communications Holdings, Inc., 8.375%, 03/15/13	231
749	Comcast Cable Holdings LLC, 9.800%, 02/01/12	848
	Comcast Corp.,
121	5.500%, 03/15/11 (c)	127
100	5.900%, 03/15/16	107
182	Cox Communications, Inc., 7.750%, 11/01/10	193
	Time Warner Cable, Inc.,
100	5.850%, 05/01/17	105
100	8.250%, 02/14/14	117
150	8.250%, 04/01/19	180
223	Time Warner Entertainment Co. LP, 10.150%, 05/01/12	260
80	Viacom, Inc., 6.250%, 04/30/16	86
		2,254
	Multiline Retail — 0.1%
40	Kohl’s Corp., 6.250%, 12/15/17	43
400	Target Corp., 6.000%, 01/15/18	439
		482
	Specialty Retail — 0.1%
130	Home Depot, Inc., 5.400%, 03/01/16	134
95	Staples, Inc., 9.750%, 01/15/14	112
		246
	Total Consumer Discretionary	3,850
	Consumer Staples — 0.7%
	Beverages — 0.2%
75	Anheuser-Busch Cos., Inc., 5.500%, 01/15/18	76
100	Anheuser-Busch InBev Worldwide, Inc., 7.750%, 01/15/19 (e)	117
	Coca-Cola Co. (The),
100	3.625%, 03/15/14	103
50	4.875%, 03/15/19	53
70	Diageo Capital plc, (United Kingdom), 7.375%, 01/15/14	81
30	Diageo Finance BV, (Netherlands), 5.300%, 10/28/15	32
85	FBG Finance Ltd., (Australia), 5.125%, 06/15/15 (e)	87
25	PepsiCo, Inc., 7.900%, 11/01/18	32
30	SABMiller plc, (United Kingdom), 6.500%, 07/01/16 (e)	32
		613
	Food & Staples Retailing — 0.1%
	Kroger Co. (The),
50	7.500%, 01/15/14	58
304	8.050%, 02/01/10	312
		370

SEE NOTES TO FINANCIAL STATEMENTS.

54   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2009

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Food Products — 0.4%
	Bunge Ltd. Finance Corp.,
50	5.875%, 05/15/13 (c)	52
35	8.500%, 06/15/19	40
14	Bunge N.A. Finance LP, 5.900%, 04/01/17	13
100	Cargill, Inc., 6.375%, 06/01/12 (e)	108
	Kellogg Co.,
100	4.250%, 03/06/13	105
200	5.125%, 12/03/12	217
	Kraft Foods, Inc.,
450	6.125%, 02/01/18	493
150	6.750%, 02/19/14	170
		1,198
	Household Products — 0.0% (g)
88	Procter & Gamble - ESOP, 9.360%, 01/01/21	110
	Total Consumer Staples	2,291
	Energy — 0.5%
	Oil, Gas & Consumable Fuels — 0.5%
300	Anadarko Petroleum Corp., 7.625%, 03/15/14	339
150	Canadian Natural Resources Ltd., (Canada), 5.900%, 02/01/18	159
	ConocoPhillips,
150	5.750%, 02/01/19	164
400	8.750%, 05/25/10	425
	Marathon Oil Corp.,
250	5.900%, 03/15/18	260
175	6.000%, 10/01/17 (c)	181
40	PC Financial Partnership, 5.000%, 11/15/14	41
250	XTO Energy, Inc., 5.750%, 12/15/13	270
	Total Energy	1,839
	Financials — 13.0%
	Capital Markets — 3.8%
	Bear Stearns Cos., LLC (The),
100	5.700%, 11/15/14 (y)	107
450	6.400%, 10/02/17 (y)	489
100	7.250%, 02/01/18 (y)	114
	Credit Suisse USA, Inc.,
405	5.500%, 08/15/13	434
1,640	6.125%, 11/15/11	1,762
	Goldman Sachs Group, Inc. (The),
202	4.750%, 07/15/13	209
200	5.150%, 01/15/14	208
300	5.500%, 11/15/14	314
1,100	5.950%, 01/18/18	1,145
486	6.600%, 01/15/12	526
1,000	6.875%, 01/15/11	1,067
101	7.350%, 10/01/09 (c)	102
	Jefferies Group, Inc.,
150	7.750%, 03/15/12	161
75	8.500%, 07/15/19	77
	Lehman Brothers Holdings, Inc.,
300	4.800%, 03/13/14 (d)	52
350	6.000%, 07/19/12 (d)	61
455	6.625%, 01/18/12 (d)	80
75	6.750%, 12/28/17 (d)	—	(h)
	Merrill Lynch & Co., Inc.,
200	4.500%, 11/04/10	204
200	5.000%, 01/15/15	199
157	5.450%, 07/15/14	158
50	6.150%, 04/25/13	52
534	6.400%, 08/28/17	526
266	6.875%, 04/25/18	272
	Morgan Stanley,
243	4.250%, 05/15/10	247
147	4.750%, 04/01/14	146
175	5.750%, 08/31/12	186
1,000	6.600%, 04/01/12	1,087
100	6.625%, 04/01/18	107
1,240	6.750%, 04/15/11	1,319
45	Northern Trust Corp., 5.500%, 08/15/13	49
607	State Street Corp., 7.650%, 06/15/10	630
	UBS AG, (Switzerland),
100	5.750%, 04/25/18	98
100	5.875%, 12/20/17	99
		12,287
	Commercial Banks — 1.7%
	Barclays Bank plc, (United Kingdom),
200	5.200%, 07/10/14	210
100	5.450%, 09/12/12	107
250	6.050%, 12/04/17 (e)	247
	BB&T Corp.,
50	3.850%, 07/27/12	51
100	4.900%, 06/30/17	94
152	Branch Banking & Trust Co., 4.875%, 01/15/13	155
350	Fifth Third Bancorp, 5.450%, 01/15/17	294
75	Keycorp, 6.500%, 05/14/13	76
300	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	306
200	Marshall & Ilsley Corp., 5.350%, 04/01/11	195

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2009        JPMORGAN INSTITUTIONAL TRUST FUNDS   55

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2009 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Commercial Banks — Continued
150	National City Bank, VAR, 0.614%, 01/21/10	150
225	PNC Funding Corp., 5.250%, 11/15/15	229
	SunTrust Banks, Inc.,
270	5.250%, 11/05/12 (c)	275
229	6.375%, 04/01/11	237
202	Wachovia Bank N.A., 7.800%, 08/18/10	213
	Wachovia Corp.,
235	4.875%, 02/15/14	240
850	5.750%, 02/01/18 (c)	893
415	Wells Fargo & Co., 5.625%, 12/11/17	435
	Wells Fargo Bank N.A.,
315	4.750%, 02/09/15	313
81	6.450%, 02/01/11 (c)	85
628	7.550%, 06/21/10	660
		5,465
	Consumer Finance — 1.2%
200	American Express Credit Corp., 7.300%, 08/20/13	219
91	American General Finance Corp., 5.375%, 10/01/12	64
71	Capital One Bank USA N.A., 5.750%, 09/15/10	73
	Capital One Financial Corp.,
100	5.700%, 09/15/11	103
245	6.250%, 11/15/13	244
	HSBC Finance Corp.,
200	5.250%, 01/15/14	204
452	6.375%, 10/15/11	471
202	6.375%, 11/27/12	217
835	7.000%, 05/15/12	900
698	8.000%, 07/15/10	732
152	International Lease Finance Corp., 5.875%, 05/01/13	119
	SLM Corp.,
100	4.000%, 01/15/10	98
263	5.375%, 01/15/13	202
202	Washington Mutual Finance Corp., 6.875%, 05/15/11	209
		3,855
	Diversified Financial Services — 4.7%
50	Associates Corp. of North America, 6.950%, 11/01/18	48
300	BA Covered Bond Issuer, 5.500%, 06/14/12 (e)	309
	Bank of America Corp.,
425	5.750%, 12/01/17	414
100	6.500%, 08/01/16	103
125	7.375%, 05/15/14	137
405	7.400%, 01/15/11	427
1,470	7.800%, 02/15/10	1,507
100	BHP Billiton Finance USA Ltd., (Australia), 5.400%, 03/29/17	106
	BP Capital Markets plc, (United Kingdom),
100	3.125%, 03/10/12	103
300	5.250%, 11/07/13	329
	Caterpillar Financial Services Corp.,
150	4.850%, 12/07/12	157
100	5.500%, 03/15/16	103
150	6.200%, 09/30/13 (c)	163
65	7.050%, 10/01/18	74
100	7.150%, 02/15/19	114
	CIT Group, Inc.,
250	5.000%, 02/13/14 (c)	142
150	7.625%, 11/30/12	85
	Citigroup, Inc.,
506	5.625%, 08/27/12	502
300	6.000%, 08/15/17	282
300	6.125%, 11/21/17 (c)	283
	CME Group, Inc.,
200	5.400%, 08/01/13	216
100	5.750%, 02/15/14	109
190	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	206
	General Electric Capital Corp.,
354	4.625%, 09/15/09	354
1,600	5.250%, 10/19/12	1,675
500	5.400%, 02/15/17	493
300	5.625%, 05/01/18	299
500	5.650%, 06/09/14	524
1,562	5.875%, 02/15/12 (c)	1,661
1,050	6.000%, 06/15/12 (c)	1,125
516	6.125%, 02/22/11	545
600	Genworth Global Funding Trusts, 5.200%, 10/08/10	592
243	John Hancock Global Funding II, 7.900%, 07/02/10 (e)	250
405	MassMutual Global Funding II, 3.500%, 03/15/10 (e)	406
506	New York Life Global Funding, 5.375%, 09/15/13 (e)	527
765	Principal Life Global Funding I, 6.250%, 02/15/12 (e)	801

SEE NOTES TO FINANCIAL STATEMENTS.

56   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2009

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Diversified Financial Services — Continued
	Textron Financial Corp.,
125	5.125%, 02/03/11	121
100	5.400%, 04/28/13	88
		15,380
	Insurance — 1.2%
	American International Group, Inc.,
385	4.250%, 05/15/13	287
400	5.450%, 05/18/17	268
200	5.600%, 10/18/16	135
607	ASIF Global Financing XIX, 4.900%, 01/17/13 (e)	539
	Berkshire Hathaway Finance Corp.,
500	4.000%, 04/15/12 (e)	521
150	5.400%, 05/15/18	160
405	Jackson National Life Global Funding, 6.125%, 05/30/12 (e)	416
200	MetLife Life and Annuity Co. of Connecticut, 5.125%, 08/15/14 (e)	188
	Metropolitan Life Global Funding I,
222	5.200%, 09/18/13 (e)	225
100	5.750%, 07/25/11 (e)	103
121	Nationwide Financial Services, 6.250%, 11/15/11	125
200	Pricoa Global Funding I, 5.450%, 06/11/14 (e)	205
100	Principal Life Income Funding Trusts, 5.300%, 04/24/13	102
	Protective Life Secured Trusts,
217	4.000%, 10/07/09	217
405	4.000%, 04/01/11	402
50	Travelers Property Casualty Corp., 5.000%, 03/15/13	51
		3,944
	Real Estate Investment Trusts (REITs) — 0.1%
150	HRPT Properties Trust, 6.650%, 01/15/18	131
	Simon Property Group LP,
100	5.625%, 08/15/14	103
40	6.100%, 05/01/16	40
114	WEA Finance LLC/WT Finance Ltd., 6.750%, 09/02/19 (e)	112
		386
	Thrifts & Mortgage Finance — 0.3%
810	Countrywide Home Loans, Inc., 4.000%, 03/22/11	818
	Total Financials	42,135
	Health Care — 0.3%
	Biotechnology — 0.0% (g)
40	Amgen, Inc., 5.700%, 02/01/19	44
	Health Care Equipment & Supplies — 0.1%
	Baxter International, Inc.,
50	4.000%, 03/01/14	52
50	4.625%, 03/15/15	53
40	Becton Dickinson and Co., 5.000%, 05/15/19 (c)	42
		147
	Health Care Providers & Services — 0.0% (g)
	WellPoint, Inc.,
27	5.875%, 06/15/17	28
18	7.000%, 02/15/19	20
		48
	Pharmaceuticals — 0.2%
100	AstraZeneca plc, (United Kingdom), 5.400%, 06/01/14	110
75	Eli Lilly & Co., 3.550%, 03/06/12	78
150	GlaxoSmithKline Capital, Inc., 4.850%, 05/15/13	161
200	Pfizer, Inc., 4.450%, 03/15/12	212
75	Schering-Plough Corp., 6.000%, 09/15/17	83
		644
	Total Health Care	883
	Industrials — 1.0%
	Aerospace & Defense — 0.2%
100	Honeywell International, Inc., 5.300%, 03/01/18	107
250	Northrop Grumman Systems Corp., 7.125%, 02/15/11	267
129	Systems 2001 AT LLC, (Cayman Islands), 7.156%, 12/15/11 (e)	130
		504
	Air Freight & Logistics — 0.0% (g)
150	United Parcel Service, Inc., 5.500%, 01/15/18	164
	Airlines — 0.1%
106	American Airlines Pass Through Trust 1999, 7.024%, 10/15/09	106
	Continental Airlines, Inc.,
202	7.056%, 09/15/09	201
40	7.256%, 03/15/20	36
11	UAL Pass-Through Trust, 6.071%, 03/01/13	10
		353

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2009        JPMORGAN INSTITUTIONAL TRUST FUNDS   57

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2009 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Building Products — 0.0% (g)
45	Masco Corp., 5.850%, 03/15/17	40
	Commercial Services & Supplies — 0.1%
100	Allied Waste North America, Inc., 6.875%, 06/01/17	104
60	Waste Management, Inc., 7.375%, 03/11/19	69
		173
	Industrial Conglomerates — 0.0% (g)
100	Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	108
	Machinery — 0.0% (g)
50	Eaton Corp., 5.600%, 05/15/18	52
25	PACCAR, Inc., 6.375%, 02/15/12	27
25	Parker Hannifin Corp., 5.500%, 05/15/18	26
		105
	Road & Rail — 0.6%
	Burlington Northern Santa Fe Corp.,
100	7.000%, 02/01/14	114
202	7.125%, 12/15/10	214
30	CSX Corp., 7.375%, 02/01/19	35
725	Federal Express Corp. 1998 Pass Through Trust, 6.720%, 01/15/22	783
	Norfolk Southern Corp.,
100	6.750%, 02/15/11	106
50	7.700%, 05/15/17	59
	Union Pacific Corp.,
100	4.875%, 01/15/15	105
100	5.650%, 05/01/17	105
250	5.700%, 08/15/18	267
		1,788
	Total Industrials	3,235
	Information Technology — 0.5%
	Communications Equipment — 0.1%
100	Cisco Systems, Inc., 5.500%, 02/22/16	110
	Computers & Peripherals — 0.3%
	Hewlett-Packard Co.,
325	5.400%, 03/01/17	352
200	6.125%, 03/01/14	225
	International Business Machines Corp.,
150	5.700%, 09/14/17 (c)	164
200	7.625%, 10/15/18	246
		987
	Electronic Equipment, Instruments & Components — 0.0% (g)
100	Arrow Electronics, Inc., 6.875%, 07/01/13	107
	Software — 0.1%
	Oracle Corp.,
200	5.250%, 01/15/16	215
100	5.750%, 04/15/18	110
		325
	Total Information Technology	1,529
	Materials — 0.5%
	Chemicals — 0.4%
100	Air Products & Chemicals, Inc., 4.150%, 02/01/13	104
	Dow Chemical Co. (The),
100	6.000%, 10/01/12	105
304	6.125%, 02/01/11	318
	EI Du Pont de Nemours & Co.,
50	4.125%, 03/06/13	52
100	6.000%, 07/15/18	111
225	Monsanto Co., 7.375%, 08/15/12	257
100	Potash Corp. of Saskatchewan, Inc., (Canada), 4.875%, 03/01/13	105
230	Praxair, Inc., 4.625%, 03/30/15	249
		1,301
	Metals & Mining — 0.1%
250	Alcoa, Inc., 5.550%, 02/01/17	237
	Paper & Forest Products — 0.0% (g)
40	Weyerhaeuser Co., 6.750%, 03/15/12	41
	Total Materials	1,579
	Telecommunication Services — 2.3%
	Diversified Telecommunication Services — 2.1%
	AT&T, Inc.,
1,020	4.950%, 01/15/13	1,090
135	5.100%, 09/15/14	146
150	5.500%, 02/01/18	158
15	BellSouth Corp., 5.200%, 09/15/14	16
151	Bellsouth Telecommunications, Inc., 6.300%, 12/15/15	158
830	British Telecommunications plc, (United Kingdom), 9.125%, 12/15/10	894
587	France Telecom S.A., (France), 7.750%, 03/01/11	638
567	Nynex Capital Funding Co., SUB, 8.230%, 10/15/09	571
12	Nynex Corp., 9.550%, 05/01/10	13

SEE NOTES TO FINANCIAL STATEMENTS.

58   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2009

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Diversified Telecommunication Services — Continued
	Telecom Italia Capital S.A., (Luxembourg),
420	4.950%, 09/30/14 (c)	434
225	5.250%, 11/15/13	235
	Telefonica Emisiones S.A.U., (Spain),
275	5.855%, 02/04/13	298
30	5.877%, 07/15/19	33
283	TELUS Corp., (Canada), 8.000%, 06/01/11	308
100	Verizon Communications, Inc., 5.500%, 02/15/18	105
202	Verizon Florida LLC, 6.125%, 01/15/13	215
800	Verizon Global Funding Corp., 7.250%, 12/01/10	852
250	Verizon Maryland, Inc., 7.150%, 05/01/23	256
100	Verizon New England, Inc., 4.750%, 10/01/13	103
200	Verizon Virginia, Inc., 4.625%, 03/15/13	206
		6,729
	Wireless Telecommunication Services — 0.2%
364	New Cingular Wireless Services, Inc., 7.875%, 03/01/11 (c)	395
150	Verizon Wireless Capital LLC, 5.550%, 02/01/14 (e)	162
125	Vodafone Group plc, (United Kingdom), 5.000%, 09/15/15 (c)	129
		686
	Total Telecommunication Services	7,415
	Utilities — 1.5%
	Electric Utilities — 0.9%
81	Alabama Power Co., 4.700%, 12/01/10	84
	Carolina Power & Light Co.,
233	5.125%, 09/15/13	252
150	5.300%, 01/15/19	160
100	CenterPoint Energy Houston Electric LLC, 5.750%, 01/15/14	107
50	Cleveland Electric Illuminating Co. (The), 7.880%, 11/01/17	59
25	Columbus Southern Power Co., 6.050%, 05/01/18	27
30	Connecticut Light & Power Co., 5.650%, 05/01/18	32
	Duke Energy Carolinas LLC,
200	5.625%, 11/30/12	219
205	6.250%, 01/15/12	223
300	Exelon Generation Co. LLC, 6.950%, 06/15/11	322
150	FPL Group Capital, Inc., 7.875%, 12/15/15	182
40	Georgia Power Co., 6.000%, 11/01/13	45
75	Indiana Michigan Power Co., 7.000%, 03/15/19	85
25	Jersey Central Power & Light Co., 7.350%, 02/01/19	29
35	Kiowa Power Partners LLC, 4.811%, 12/30/13 (e)	35
40	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	40
25	Oncor Electric Delivery Co., 5.950%, 09/01/13	27
125	Pacific Gas & Electric Co., 5.625%, 11/30/17	136
60	Pacificorp, 5.650%, 07/15/18	66
75	Peco Energy Co., 5.350%, 03/01/18	79
200	Public Service Electric & Gas Co., 6.330%, 11/01/13	222
40	Southern Co. (The), 4.150%, 05/15/14	41
	Spectra Energy Capital LLC,
100	5.500%, 03/01/14	104
30	5.668%, 08/15/14	31
140	6.200%, 04/15/18	148
	Virginia Electric and Power Co.,
210	5.100%, 11/30/12	226
100	5.400%, 04/30/18	106
		3,087
	Gas Utilities — 0.3%
	Atmos Energy Corp.,
100	5.125%, 01/15/13	103
30	8.500%, 03/15/19	37
50	CenterPoint Energy Resources Corp., 6.125%, 11/01/17	51
162	KeySpan Gas East Corp., 7.875%, 02/01/10	166
263	Southern California Gas Co., 4.800%, 10/01/12	282
50	Texas Eastern Transmission LP, 7.300%, 12/01/10	52
	TransCanada Pipelines Ltd., (Canada),
100	4.000%, 06/15/13	101
100	6.500%, 08/15/18	113
		905
	Multi-Utilities — 0.2%
	Dominion Resources, Inc.,
195	6.250%, 06/30/12	212
150	8.875%, 01/15/19	189
50	PG&E Corp., 5.750%, 04/01/14	54
80	Sempra Energy, 8.900%, 11/15/13	94
	Wisconsin Electric Power Co.,
30	6.000%, 04/01/14	33
100	6.250%, 12/01/15	114
		696

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2009        JPMORGAN INSTITUTIONAL TRUST FUNDS   59

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2009 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Water Utilities — 0.1%
200	American Water Capital Corp., 6.085%, 10/15/17 (c)	208
	Total Utilities	4,896
	Total Corporate Bonds (Cost $68,855)	69,652
Mortgage Pass-Through Securities — 15.4%
	Federal Home Loan Mortgage Corp.,
17	ARM, 3.125%, 07/01/26	18
69	ARM, 3.968%, 01/01/27	70
873	ARM, 4.542%, 12/01/34	897
263	ARM, 5.259%, 01/01/37	275
913	ARM, 5.770%, 04/01/38	959
1,047	ARM, 6.017%, 02/01/37	1,103
694	ARM, 6.020%, 06/01/36	729
538	ARM, 6.081%, 09/01/36	570
547	ARM, 6.255%, 09/01/36	581
889	ARM, 6.309%, 03/01/37	945
947	ARM, 6.713%, 11/01/36	998
958	ARM, 6.871%, 08/01/36	1,018
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
1,481	4.000%, 05/01/14 - 06/01/19	1,526
138	4.500%, 10/01/18	145
255	5.000%, 12/01/17	269
38	5.500%, 06/01/17	40
930	6.000%, 10/01/17 – 04/01/18	991
1,612	6.500%, 01/01/17 – 03/01/22	1,722
289	7.000%, 08/01/10 – 01/01/17	305
8	7.500%, 09/01/10 – 10/01/14	8
1	8.500%, 01/01/10	1
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
40	6.000%, 12/01/22	42
223	6.500%, 12/01/13 – 08/01/26	241
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
177	6.000%, 01/01/34	188
457	7.000%, 04/01/22 – 02/01/37	496
15	7.500%, 08/01/25	16
19	8.000%, 07/01/20 – 11/01/24	21
48	8.500%, 07/01/28	54
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
7	12.000%, 08/01/15 – 07/01/19	8
	Federal National Mortgage Association,
34	ARM, 3.264%, 09/01/27	34
584	ARM, 3.344%, 08/01/35	589
4	ARM, 3.537%, 06/01/26	4
11	ARM, 3.551%, 03/01/19	11
34	ARM, 3.959%, 03/01/29	34
668	ARM, 4.106%, 09/01/33	688
492	ARM, 4.355%, 04/01/35	500
611	ARM, 4.461%, 09/01/34	630
304	ARM, 4.580%, 04/01/33	309
605	ARM, 4.612%, 08/01/34	617
506	ARM, 4.690%, 09/01/35	526
4	ARM, 4.786%, 08/01/19	4
310	ARM, 4.804%, 01/01/35	317
419	ARM, 4.899%, 02/01/35	433
479	ARM, 4.914%, 02/01/35	496
567	ARM, 4.998%, 01/01/35	589
357	ARM, 5.108%, 11/01/33	373
475	ARM, 5.131%, 10/01/34	485
708	ARM, 5.224%, 02/01/36	740
480	ARM, 5.240%, 09/01/35	499
715	ARM, 5.748%, 02/01/37	756
505	ARM, 5.815%, 07/01/46	534
334	ARM, 6.083%, 08/01/36	353
408	ARM, 6.173%, 09/01/36	428
335	ARM, 6.232%, 02/01/37	355
	Federal National Mortgage Association, 15 Year, Single Family,
5,243	4.000%, 07/01/18 – 05/01/19	5,424
3,615	4.500%, 05/01/18 – 05/01/19	3,788
2,240	5.000%, 12/01/16 – 04/01/19	2,366
1,088	5.500%, 01/01/20 – 06/01/20	1,161
2,076	6.000%, 02/01/19 – 03/01/21	2,222
330	6.500%, 12/01/10 – 08/01/20	353
1	7.000%, 06/01/10	1
40	7.500%, 10/01/12	43
25	8.000%, 11/01/12	26
	Federal National Mortgage Association, 20 Year, Single Family,
303	6.000%, 04/01/24	325
392	6.500%, 05/01/22	427
	Federal National Mortgage Association, 30 Year FHA/VA,
29	6.000%, 09/01/33	31
55	6.500%, 03/01/29	60
44	8.500%, 08/01/27 – 02/01/30	50

SEE NOTES TO FINANCIAL STATEMENTS.

60   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2009

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
24	9.000%, 09/01/19 – 12/01/30	27
12	9.500%, 12/01/18	14
	Federal National Mortgage Association, 30 Year, Single Family,
310	4.500%, 08/01/33	314
2,041	5.000%, 07/01/33 – 11/01/33	2,106
277	5.500%, 12/01/33	293
588	6.000%, 12/01/32 – 09/01/33	625
118	6.500%, 08/01/31	129
56	7.000%, 07/01/25 – 08/01/32	62
34	7.500%, 11/01/22 – 05/01/25	37
1,084	8.000%, 03/01/21 – 11/01/32	1,185
18	8.500%, 07/01/24 – 06/01/25	20
1	9.000%, 04/01/26	1
6	10.000%, 02/01/24	7
7	12.500%, 01/01/16	8
249	Federal National Mortgage Association, Other, 4.000%, 09/01/13	256
	Government National Mortgage Association II, 30 Year, Single Family,
112	6.000%, 03/20/28	119
23	7.500%, 02/20/28 – 09/20/28	26
67	8.000%, 12/20/25 – 10/20/28	76
36	8.500%, 03/20/25 – 05/20/25	41
	Government National Mortgage Association, 15 Year, Single Family,
72	6.000%, 10/15/17	78
10	7.500%, 02/15/12 – 03/15/12	11
60	8.000%, 01/15/16	65
	Government National Mortgage Association, 30 Year, Single Family,
1,208	6.000%, 11/15/28 – 12/15/38	1,278
733	6.500%, 01/15/24 – 12/15/35	784
710	7.000%, 08/15/23 – 06/15/35	778
57	7.500%, 11/15/22 – 06/15/32	64
21	8.000%, 05/15/22 – 08/15/28	23
14	8.500%, 11/15/17	15
22	9.000%, 08/15/16 – 11/15/24	25
472	9.500%, 01/15/17 – 12/15/25	565
17	12.000%, 11/15/19	19
	Total Mortgage Pass-Through Securities (Cost $47,954)	49,868
Supranational — 0.0% (g)
40	Corp. Andina de Fomento, 5.200%, 05/21/13	41
20	Inter-American Development Bank, 8.400%, 09/01/09	20
	Total Supranational (Cost $61)	61
U.S. Government Agency Securities — 0.9%
1,874	Federal Home Loan Bank System, 4.720%, 09/20/12	1,978
	Federal National Mortgage Association,
678	6.250%, 02/01/11	719
121	6.625%, 11/15/10	130
	Total U.S. Government Agency Securities (Cost $2,692)	2,827
U.S. Treasury Obligations — 17.7%
	U.S. Treasury Bonds,
350	7.500%, 11/15/16	449
320	8.500%, 02/15/20	454
700	8.750%, 05/15/17	963
1,475	8.875%, 08/15/17	2,051
100	8.875%, 02/15/19	143
750	9.250%, 02/15/16	1,032
2,355	9.875%, 11/15/15 (m)	3,304
	U.S. Treasury Bonds Coupon STRIPS,
61	02/15/12	59
2,851	08/15/12	2,728
202	11/15/13	184
4,450	02/15/14 (m)	4,003
6,666	05/15/14 (m)	5,941
7,602	08/15/14 (m)	6,704
3,518	11/15/14 (m)	3,068
3,200	02/15/15	2,753
127	08/15/15	107
7,452	11/15/15 (m)	6,185
5,766	02/15/16 (m)	4,718
1,072	05/15/16	866
2,005	08/15/16	1,590
200	11/15/16	157
532	02/15/17	411
518	05/15/17	395
685	08/15/17	515
1,610	11/15/17	1,193
	U.S. Treasury Bonds Principal STRIPS,
1,518	11/15/09	1,517
3,500	02/15/15	3,016
400	05/15/16	325
100	08/15/17	75

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2009        JPMORGAN INSTITUTIONAL TRUST FUNDS   61

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2009 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — Continued
150	05/15/20	98
2,500	U.S. Treasury Notes, 1.875%, 02/28/14	2,465
	Total U.S. Treasury Obligations (Cost $55,140)	57,469

SHARES
Short-Term Investment — 1.5%
Investment Company — 1.5%
4,900	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.270% (b) (l) (Cost $4,900)	4,900

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Investments of Cash Collateral for Securities on Loan — 2.0%
	Corporate Notes — 1.8%
2,000	BBVA Senior Finance S.A., (Spain), VAR, 0.689%, 03/12/10 (e)	2,000
2,000	General Electric Capital Corp., VAR, 0.400%, 03/12/10	1,975
2,000	Monumental Global Funding III, VAR, 0.457%, 05/24/10 (e)	1,941
		5,916

SHARES	SECURITY DESCRIPTION	VALUE($)
	Investment Company — 0.2%
654	JPMorgan Prime Money Market Fund, Capital Shares, 0.270% (b) (l)	654

	Total Investments of Cash Collateral for Securities on Loan (Cost $6,654)	6,570
	Total Investments — 101.5% (Cost $321,294)	329,007
	Liabilities in Excess of Other Assets — (1.5)%	(4,853)
	NET ASSETS — 100.0%	$324,154

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

62   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2009

JPMorgan Institutional Trust Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2009 (Unaudited)

ARM—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2009.

CMO—	Collateralized Mortgage Obligation

ESOP—	Employee Stock Ownership Program

GMAC—	General Motors Acceptance Corp.

HB—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

HFC—	Housing Finance Corp.

IF—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of August 31, 2009. The rate may be subject to a cap and floor.

IO—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMICS—	Real Estate Mortgage Investment Conduits

SPDR—	Standard & Poor’s Depository Receipts

STRIPS—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB—	Step-Up Bond. The interest rate shown is the rate in effect as of August 31, 2009.

VAR—	Variable Rate Security. The interest rate shown is the rate in effect as of August 31, 2009.

(a)—	Non-income producing security.

(b)—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.

(c)—	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(d)—	Defaulted Security.

(e)—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)—	Amount rounds to less than 0.1%.

(h)—	Amount rounds to less than one thousand (shares or dollars).

(i)—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(k)—	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.

(l)—	The rate shown is the current yield as of August 31, 2009.

(m)—	All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(n)—	The rate shown is the effective yield at the date of purchase.

(q)—	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, invests.

(y)—	Affiliated issuer. Security was purchased prior to its affiliation with JPMorgan Chase & Co.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2009        JPMORGAN INSTITUTIONAL TRUST FUNDS   63

STATEMENTS OF ASSETS AND LIABILITIES
AS OF AUGUST 31, 2009 (Unaudited)

(Amounts in thousands, except per share amounts)

	Core Bond Trust	Equity Index Trust	Intermediate Bond Trust
ASSETS:
Investments in non-affiliates, at value	$2,496,603	$313,820	$322,743
Investments in affiliates, at value	151,383	8,811	6,264
Total investment securities, at value	2,647,986	322,631	329,007
Cash	171	—	18
Receivables:
Investment securities sold	425	51	373
Fund shares sold	9,605	—	389
Interest and dividends	15,931	774	2,009
Total Assets	2,674,118	323,456	331,796

LIABILITIES:
Payables:
Dividends	7,207	—	512
Investment securities purchased	4,448	103	362
Collateral for securities lending program	36,803	4,908	6,654
Fund shares redeemed	676	1,142	—
Variation margin on futures contracts	—	6	—
Accrued liabilities:
Investment advisory fees	293	12	27
Custodian and accounting fees	31	14	14
Trustees’ and Chief Compliance Officer’s fees	16	4	4
Other	177	59	69
Total Liabilities	49,651	6,248	7,642
Net Assets	$2,624,467	$317,208	$324,154

NET ASSETS:
Paid in capital	$2,579,813	$375,251	$319,744
Accumulated undistributed (distributions in excess of) net investment income	64	1,389	(7)
Accumulated net realized gains (losses)	(16,059)	(30,509)	(3,296)
Net unrealized appreciation (depreciation)	60,649	(28,923)	7,713
Total Net Assets	$2,624,467	$317,208	$324,154

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):	259,846	25,574	31,949

Net asset value	$10.10	$12.40	$10.15

Cost of investments in non-affiliates	$2,436,246	$343,733	$315,090
Cost of investments in affiliates	151,091	7,888	6,204
Value of securities on loan	36,237	4,760	6,496

SEE NOTES TO FINANCIAL STATEMENTS.

64   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2009

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED AUGUST 31, 2009 (Unaudited)

(Amounts in thousands)

	Core Bond Trust	Equity Index Trust	Intermediate Bond Trust
INVESTMENT INCOME:
Interest income from non-affiliates	$83,217	$— (a)	$8,865
Dividend income from non-affiliates	—	3,317	— (a)
Interest income from affiliates	117	—	22
Dividend income from affiliates(b)	175	20	35
Income from securities lending (net)	352	215	45
Total investment income	83,861	3,552	8,967

EXPENSES:
Investment advisory fees	3,756	354	471
Administration fees	1,252	142	157
Custodian and accounting fees	137	54	51
Interest expense to affiliates	—	— (a)	—
Professional fees	55	24	29
Trustees’ and Chief Compliance Officer’s fees	64	8	8
Printing and mailing costs	13	3	1
Registration and filing fees	13	2	2
Transfer agent fees	4	3	1
Other	41	11	7
Board restructuring and related proxy costs	243	33	38
Total expenses	5,578	634	765
Less amounts waived	(3,565)	(457)	(506)
Less earnings credits	— (a)	— (a)	— (a)
Less expense reimbursements	(135)	(35)	(23)
Net expenses	1,878	142	236
Net investment income (loss)	81,983	3,410	8,731

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(960)	(14,082)	(326)
Investments in affiliates	—	(153)	—
Futures	—	727	—
Net realized gain (loss)	(960)	(13,508)	(326)
Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	144,340	99,851	13,939
Investments in affiliates	374	2,935	69
Futures	—	392	—
Change in net unrealized appreciation (depreciation)	144,714	103,178	14,008
Net realized/unrealized gains (losses)	143,754	89,670	13,682
Change in net assets resulting from operations	$225,737	$93,080	$22,413

(a)	Amount rounds to less than $1,000.

(b)	Includes reimbursements of investment advisory, administration and shareholder servicing fees. Please see Fees and Other Transactions with Affiliates in the Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2009        JPMORGAN INSTITUTIONAL TRUST FUNDS   65

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

(Amounts in thousands)

	Core Bond Trust		Equity Index Trust		Intermediate Bond Trust
	Six Months Ended 8/31/2009 (Unaudited)	Year Ended 2/28/2009	Six Months Ended 8/31/2009 (Unaudited)	Year Ended 2/28/2009	Six Months Ended 8/31/2009 (Unaudited)	Year Ended 2/28/2009
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$81,983	$138,571	$3,410	$8,543	$8,731	$15,202
Net realized gain (loss)	(960)	(9,870)	(13,508)	(16,135)	(326)	72
Change in net unrealized appreciation (depreciation)	144,714	(134,124)	103,178	(167,067)	14,008	(11,858)
Change in net assets resulting from operations	225,737	(5,423)	93,080	(174,659)	22,413	3,416

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(82,246)	(138,270)	(4,532)	(7,624)	(8,758)	(15,159)
From net realized gains	—	—	—	(1,001)	—	—
Total distributions to shareholders	(82,246)	(138,270)	(4,532)	(8,625)	(8,758)	(15,159)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	298,907	375,983	22,380	67,677	42,432	23,060
Subscriptions in-kind (See Note 7)	6,405	41,457	—	—	—	—
Dividends and distributions reinvested	36,785	60,041	897	1,745	5,863	10,852
Cost of shares redeemed	(228,629)	(592,430)	(38,536)	(40,939)	(25,325)	(84,379)
Change in net assets from capital transactions	$113,468	$(114,949)	$(15,259)	$28,483	$22,970	$(50,467)

NET ASSETS:
Change in net assets	256,959	(258,642)	73,289	(154,801)	36,625	(62,210)
Beginning of period	2,367,508	2,626,150	243,919	398,720	287,529	349,739
End of period	$2,624,467	$2,367,508	$317,208	$243,919	$324,154	$287,529
Accumulated undistributed (distributions in excess of) net investment income	$64	$327	$1,389	$2,511	$(7)	$20
SHARE TRANSACTIONS:
Issued	30,383	38,948	2,224	5,420	4,287	2,368
Subscriptions in-kind (See Note 7)	658	4,265	—	—	—	—
Reinvested	3,729	6,225	88	127	588	1,112
Redeemed	(23,228)	(61,337)	(3,909)	(2,880)	(2,555)	(8,540)
Change in Shares	11,542	(11,899)	(1,597)	2,667	2,320	(5,060)

SEE NOTES TO FINANCIAL STATEMENTS.

66   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2009

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2009        JPMORGAN INSTITUTIONAL TRUST FUNDS   67

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Core Bond Trust
Six Months Ended August 31, 2009 (Unaudited)	$9.53	$0.32	$0.58	$0.90	$(0.33)	$—	$(0.33)
Year Ended February 28, 2009	10.09	0.55	(0.56)	(0.01)	(0.55)	—	(0.55)
Year Ended February 29, 2008	9.78	0.49	0.31	0.80	(0.49)	—	(0.49)
Year Ended February 28, 2007	9.70	0.47	0.08	0.55	(0.47)	—	(0.47)
July 1, 2005 through February 28, 2006 (e)	9.99	0.32	(0.29)	0.03	(0.32)	—	(0.32)
February 7, 2005 (f) through June 30, 2005	10.00	0.19	—	0.19	(0.20)	—	(0.20)

Equity Index Trust
Six Months Ended August 31, 2009 (Unaudited)	8.98	0.14	3.46	3.60	(0.18)	—	(0.18)
Year Ended February 28, 2009	16.27	0.33	(7.28)	(6.95)	(0.30)	(0.04)	(0.34)
Year Ended February 29, 2008	17.53	0.35	(0.94)	(0.59)	(0.33)	(0.34)	(0.67)
Year Ended February 28, 2007	16.01	0.31	1.57	1.88	(0.30)	(0.06)	(0.36)
July 1, 2005 through February 28, 2006 (e)	14.86	0.19	1.11	1.30	(0.14)	(0.01)	(0.15)
February 7, 2005 (f) through June 30, 2005	15.00	0.10	(0.14)	(0.04)	(0.10)	—	(0.10)

Intermediate Bond Trust
Six Months Ended August 31, 2009 (Unaudited)	9.70	0.28	0.45	0.73	(0.28)	—	(0.28)
Year Ended February 28, 2009	10.08	0.50	(0.38)	0.12	(0.50)	—	(0.50)
Year Ended February 29, 2008	9.76	0.48	0.32	0.80	(0.48)	—	(0.48)
Year Ended February 28, 2007	9.68	0.47	0.08	0.55	(0.47)	—	(0.47)
July 1, 2005 through February 28, 2006 (e)	9.97	0.33	(0.30)	0.03	(0.32)	—	(0.32)
February 7, 2005 (f) through June 30, 2005	10.00	0.18	(0.02)	0.16	(0.19)	—	(0.19)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(e)	The Fund changed its fiscal year end from June 30 to the last day of February.

(f)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

68   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2009

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earning credits	Portfolio turnover rate (b)
$10.10	9.53%	$2,624,467	0.15%	6.55%	0.45%	9%
9.53	(0.06)	2,367,508	0.15	5.60	0.44	13
10.09	8.49	2,626,150	0.15	5.00	0.42	16
9.78	5.86	2,800,516	0.15	4.82	0.43	12
9.70	0.30	3,033,410	0.15	4.97	0.42	12
9.99	1.89	2,841,627	0.15	4.88	0.43	6

12.40	40.48	317,208	0.10	2.40	0.45	4
8.98	(43.42)	243,919	0.10	2.43	0.41	14
16.27	(3.70)	398,720	0.10	1.90	0.40	15
17.53	11.87	420,518	0.10	1.85	0.40	10
16.01	8.79	427,786	0.10	1.84	0.40	5
14.86	(0.27)	400,097	0.10	1.84	0.41	5

10.15	7.58	324,154	0.15	5.56	0.49	10
9.70	1.29	287,529	0.15	5.07	0.49	11
10.08	8.41	349,739	0.15	4.85	0.45	17
9.76	5.81	327,319	0.15	4.82	0.46	14
9.68	0.33	303,399	0.15	4.84	0.43	6
9.97	1.58	423,667	0.15	4.69	0.45	6

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2009        JPMORGAN INSTITUTIONAL TRUST FUNDS   69

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2009 (Unaudited)

1. Organization

JPMorgan Institutional Trust (the “Trust”) was organized on September 14, 2004 as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. Three separate diversified series of the Trust (collectively, the “Funds”) covered by this report, commenced operations on February 7, 2005: Core Bond Trust, Equity Index Trust and Intermediate Bond Trust.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Valuation of Investments — Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Funds are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price. Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on readily available market quotations received from third party broker-dealers of comparable securities or independent or affiliated pricing services approved by the Board of Trustees. Such pricing services and broker-dealers will generally provide bid-side quotations. Generally, short-term investments (other than certain high yield securities) maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Funds may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Funds to value securities may differ from the value that would be realized if these securities were sold and the differences could be material. Futures and options shall generally be valued on the basis of available market quotations. Swaps and other derivatives are valued daily primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s current day closing net asset value per share.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to significant market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Funds’ investments are summarized into the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2009, in valuing the Funds’ assets and liabilities carried at fair value (amounts in thousands):

Core Bond Trust #	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities	$147,667	$2,500,319	$—	$2,647,986

Equity Index Trust ##
Investments in Securities	$319,948	$2,683	$—	$322,631

Appreciation in Other Financial Instruments*	$67	$—	$—	$67

Intermediate Bond Trust #
Investments in Securities	$5,554	$323,453	$—	$ 329,007

*	Other financial instruments may include futures, forwards and swap contracts.

70   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2009

#	Portfolio holdings designated in Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (SOI). Level 1 consists of an investment company and an investment of cash collateral for securities on loan. Please refer to the SOI for industry specifics of the portfolio holdings.

##	Portfolio holdings designated in Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (SOI). Level 2 consists of a U.S. Treasury Bill that is held for futures collateral and three corporate notes that are held as an investment of cash collateral for securities on loan. Please refer to the SOI for industry specifics of the portfolio holdings.

B.  Restricted and Illiquid Securities — The Funds may invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately its fair value and includes, but is not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The following is the value and percentage of net assets of illiquid securities as of August 31, 2009 (amounts in thousands):

	Value	Percentage
Core Bond Trust	$1,978	0.1%
Intermediate Bond Trust	63	0.0	(a)

(a)	Amount rounds to less than 0.1%.

C.  Futures — Equity Index Trust uses index future contracts to gain exposure to the stock market, enhance returns, maintain liquidity and minimize transaction costs. The Fund buys futures contracts to immediately invest incoming cash in the market or sell futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.

Futures contracts provide for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Upon entering a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as unrealized appreciation or depreciation in the Statement of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported in the Statement of Operations at the closing or expiration of futures contracts. Securities deposited as initial margin are designated in the Schedule of Portfolio Investments and cash deposited is recorded on the Statement of Assets and Liabilities. Receivable and/or payable to brokers for the daily variation margin is also recorded on the Statement of Assets and Liabilities.

Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can very from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

Derivative notional amounts and values as of August 31, 2009, which are disclosed in the accompanying Schedule of Portfolio Investments, are indicative of the volume of the Fund’s derivatives activities over the reporting period.

AUGUST 31, 2009        JPMORGAN INSTITUTIONAL TRUST FUNDS   71

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2009 (Unaudited) (continued)

D.  Transactions with Affiliates — An issuer which is under common control with the Funds may be considered to be an affiliate. For the purposes of the report, the Funds assume the following to be affiliated issuers (amounts in thousands):

	For the six months ended August 31, 2009
Affiliate	Value at February 28, 2009	Purchase Cost	Sales Proceeds	Realized Gain/(Loss)	Dividend*/ Interest Income	Shares/Principal Amount ($) at August 31, 2009	Value at August 31, 2009
Core Bond Trust
Bear Stearns Cos., Inc. (The), 3.250% 03/25/09**	$4,305	$—	$4,305	$—	$9	$—	$—
Bear Stearns Cos., Inc. (The), 5.700% 11/15/14**	948	—	—	—	29	$1,000	1,073
Bear Stearns Cos., Inc. (The), 6.400% 10/02/17**	2,159	15	—	—	71	$2,215	2,404
Bear Stearns Cos., Inc. (The), 7.250% 02/01/18**	218	—	—	—	8	$210	239
JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.270%	15,216	383,974	288,326	—	144	110,864	110,864
JPMorgan Prime Money Market Fund, Capital Shares, 0.270%***	123,429	198,966	285,592	—	—	36,803	36,803
Total	$146,275			$—	$261		$151,383
Equity Index Trust
JPMorgan Chase & Co. (common stock)****	$3,177	$220	$187	$(153)	$14	138	$5,980
JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.270%	3,917	25,744	29,238	—	5	423	423
JPMorgan Prime Money Market Fund, Capital Shares, 0.270%***	5,068	108,698	111,358	—	—	2,408	2,408
Total	$12,162			$(153)	$19		$8,811
Intermediate Bond Trust
Bear Stearns Cos., Inc. (The), 3.250% 03/25/09**	$600	$—	$600	$—	$1	$—	$—
Bear Stearns Cos., Inc. (The), 5.700% 11/15/14**	95	—	—	—	3	$100	107
Bear Stearns Cos., Inc. (The), 6.400% 10/02/17**	441	—	—	—	14	$450	489
Bear Stearns Cos., Inc. (The), 7.250% 02/01/18**	104	—	—	—	4	$100	114
JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.270%	11,820	69,923	76,843	—	28	4,900	4,900
JPMorgan Prime Money Market Fund, Capital Shares, 0.270%***	8,434	20,464	28,244	—	—	654	654
Total	$21,494			$—	$50		$6,264

*	Does not include reimbursement of advisory, administration and shareholder servicing fees resulting from investments in money market funds as disclosed in Notes 2.E. and 3.A.

**	Security was purchased prior to its affiliation with JPMorgan Chase & Co.

***	Represents investment of cash collateral related to securities on loan, as described in Note 2.E. Dividend income earned from this investment is included in Income from securities lending (net) in the Statements of Operations.

****	Security is included in an index in which the Fund, as an index fund, invests.

E.  Securities Lending — The Funds may lend securities to brokers, approved by J.P. Morgan Investment Management Inc. (the “Advisor”), in order to generate additional income. JPMorgan Chase Bank N.A. (“JPMCB”), an affiliate of the Funds, serves as lending agent for the Funds pursuant to a Securities Lending Agreement (“Securities Lending Agreement”). Securities loans are collateralized by cash, which is invested in approved instruments (“collateral investments”), in accordance with investment guidelines. Upon termination of the loan, the Funds are required to return to the borrower the posted cash collateral. Loans are subject to termination by the Funds or the borrower at any time.

Securities lending income is comprised of income earned on cash collateral investments, net of a rebate paid to borrowers for use of cash collateral and lending agent fees. This amount is recorded as income from securities lending (net) on the Statements of Operations. The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as interest income on the Statements of Operations.

72   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2009

For the period ended August 31, 2009, the Funds earned the following amounts from the investment of cash collateral, prior to rebates or fees, from an investment in an affiliated fund as described below:

Core Bond Trust	$317
Equity Index Trust	33
Intermediate Bond Trust	21

At the inception of a loan, securities are exchanged for cash collateral equal to at least 102% of the value of loaned U.S. securities, plus accrued interest, and 105% of the value of loaned non-U.S. securities, plus accrued interest. Although JPMCB has agreed to maintain collateral from borrowers equal to at least 102% and 105% of the value of loaned U.S. and international securities, respectively; due to market volatility coupled with provisions in the Securities Lending Agreement, collateral amounts may fall below these levels. The Securities Lending Agreement however, requires that the loaned securities be marked to market on a daily basis and additional cash collateral is requested from borrowers when the cash received from borrowers becomes less than 100% of the value of loaned securities.

The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of cash collateral investments are disclosed in the Schedules of Portfolio Investments. At August 31, 2009, the value of outstanding securities on loan and the value of collateral investments were as follows (amount in thousands):

	Value of Securities on Loan	Cash Collateral Posted by Borrower	Unrealized Gain (Loss) on Cash Collateral Investments	Total Value of Collateral Investments
Core Bond Trust	$36,237	$36,803	$—	$36,803
Equity Index Trust	4,760	4,908	(27)	4,881
Intermediate Bond Trust	6,496	6,654	(84)	6,570

The Funds bear the risk of loss associated with the investment of the cash collateral and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, a Fund may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, a Fund may use leverage (borrow money) to repay the borrower for cash collateral posted, when the Advisor does not believe that it is prudent to sell the cash collateral investments to fund this liability.

Securities lending involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, JPMCB has agreed to indemnify the Funds from losses resulting from a borrower failure to return a loaned security.

The Funds invest cash collateral amounts received from borrowers in JPMorgan Prime Money Market Fund — Capital Shares. The Advisors of the Funds waived fees associated with the Funds’ investment in JPMorgan Prime Money Market Fund as follows (amounts in thousands):

Core Bond Trust	$34
Equity Index Trust	4
Intermediate Bond Trust	2

These amounts offset the shareholder servicing fees and other expenses, excluding advisory fees, incurred by JPMorgan Prime Money Market Fund related to the Funds’ investment in such fund. A portion of the reimbursement is voluntary.

Under the Securities Lending Agreement, JPMCB is entitled to a fee paid monthly in arrears equal to: (i) 0.03% of the average dollar value of the loans of U.S. Securities outstanding during a given month; and (ii) 0.09% of the average dollar value of loans of non-U.S. securities outstanding during a given month.

The Funds paid lending agent fees to JPMCB as follows for the six months ended August 31, 2009 (amounts in thousands):

Core Bond Trust	$18
Equity Index Trust	2
Intermediate Bond Trust	2

F.  Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Funds first learn of the dividend.

G.  Allocation of Expenses — Expenses directly attributable to a fund are charged directly to that fund while the expenses attributable to more than one fund of the Trust are allocated among the respective funds.

AUGUST 31, 2009        JPMORGAN INSTITUTIONAL TRUST FUNDS   73

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2009 (Unaudited) (continued)

H. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Funds’ federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

I.  Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid monthly for Core Bond Trust and Intermediate Bond Trust, and declared and paid quarterly for Equity Index Trust. Net realized capital gains, if any, are distributed at least annually. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A.  Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management Inc. (the “Advisor”) acts as the investment advisor to the Funds. The Advisor is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). The Advisor supervises the investments of each respective Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual fee rate for each Fund is as follows:

Core Bond Trust	0.30%
Equity Index Trust	0.25
Intermediate Bond Trust	0.30

The Advisor waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.E.

The Funds may invest in one or more money market funds advised by the Advisor or its affiliates. The Advisor, Administrator and Shareholder Servicing Agent reimburse to the Funds an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Funds’ investment in such affiliated money market fund. A portion of the reimbursement is voluntary.

The amounts of these waivers/reimbursements resulting from investments in the money market funds for the six months ended August 31, 2009 were as follows (amounts in thousands):

Core Bond Trust	$31
Equity Index Trust	1
Intermediate Bond Trust	7

B.  Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.10% of the Funds’ average daily net assets.

The Administrator waived Administration fees as outlined in Note 3.E.

J.P. Morgan Investor Services, Co. (“JPMIS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Funds’ Sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMIS receives a portion of the fees payable to the Administrator.

C.  Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services for the Funds. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees in the Statements of Operations.

The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statements of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense to affiliates in the Statements of Operations.

D.  Placement Agent — J.P. Morgan Institutional Investments, Inc. (the “Placement Agent”), a registered broker-dealer affiliated with the Advisor, serves as the Funds’ Placement Agent. The Placement Agent processes subscriptions for shares and provides various sales support activities in connection with the Funds’ private placement of its shares.

E.  Waivers and Reimbursements — The Advisor and Administrator have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expense related to short sales, interest, taxes,

74   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2009

extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

Core Bond Trust	0.15%
Equity Index Trust	0.10
Intermediate Bond Trust	0.15

The contractual expense limitation agreements were in effect for the six months ended August 31, 2009. The expense limitation percentages in the table above are in place until at least June 30, 2010.

For the six months ended August 31, 2009, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expects the Funds to repay any such waived fees and reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Total	Contractual Reimbursements
Core Bond Trust	$2,313	$1,252	$3,565	$135
Equity Index Trust	315	142	457	35
Intermediate Bond Trust	349	157	506	23

F.  Other — Certain officers of the Trust are affiliated with the Advisor and Administrator. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statements of Operations.

During the six months ended August 31, 2009, certain Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Trust adopted a Trustee Deferred Compensation Plan (“the Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended August 31, 2009, certain Funds may have purchased securities from an underlying syndicate in which the principal underwriter or members of the syndicate are affiliated with the advisor.

The Funds may use related party broker/dealers. For the six months ended August 31, 2009, the Funds did not incur any brokerage commissions with broker/dealers affiliated with the Advisor.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. Investment Transactions

During the six months ended August 31, 2009, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Core Bond Trust	$204,572	$214,047	$32,397	$10,063
Equity Index Trust	11,112	21,030	—	—
Intermediate Bond Trust	37,186	29,566	22,946	923

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at August 31, 2009, were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Bond Trust	$2,587,337	$145,975	$85,326	$60,649
Equity Index Trust	351,621	40,315	69,305	(28,990)
Intermediate Bond Trust	321,294	13,254	5,541	7,713

AUGUST 31, 2009        JPMORGAN INSTITUTIONAL TRUST FUNDS   75

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2009 (Unaudited) (continued)

6. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Intermediate Bond Trust had a shareholder that owned a significant portion of the Fund’s outstanding shares. Significant shareholder activity, if any, may impact the Fund’s performance.

Risks applicable only to Core Bond Trust and Intermediate Bond Trust:

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Funds are subject to risks associated with securities with contractual cash flows including asset backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass through securities and commercial mortgage backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

A significant portion of the Funds’ investments is comprised of asset backed or mortgage related securities, including securities backed by sub-prime mortgages.

The Funds are subject to the risk that should the Funds decide to sell an illiquid investment when a ready buyer is not available at a price the Funds deem to be representative of its value, the value of the Funds’ net assets could be adversely affected.

7. Transfers-In-Kind

For the periods ended August 31, 2009 and February 28, 2009, certain shareholders of the Core Bond Trust purchased shares and the Core Bond Trust received portfolio securities primarily by means of a Subscription in-kind for shares of the Core Bond Trust. Cash and portfolio securities were transferred as of the close of business on the date and at the market value listed below (amounts in thousands):

Six Months Ended August 31, 2009 Date	Market Value	Type
March 30, 2009	$6,405	Subscription in-kind

Year Ended February 28, 2009 Date	Market Value	Type
December 15, 2008	$2,804	Subscription in-kind
December 26, 2008	5,222	Subscription in-kind
January 26, 2009	33,431	Subscription in-kind

8. Subsequent Event

Management has evaluated all subsequent transactions and events after the balance sheet date through October 28, 2009, the date on which these financial statements were issued and, except as already included in the notes to these financial statements, has determined that no additional items require disclosure.

76   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2009

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur ongoing costs, including investment advisory, administration fees, and other Funds expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Funds at the beginning of the reporting period, March 1, 2009, and continued to hold your shares at the end of the reporting period, August 31, 2009.

Actual Expenses

For each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Fund under the heading entitled “Expenses Paid During” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, March 1, 2009	Ending Account Value, August 31, 2009	Expenses Paid During March 1, 2009 to August 31, 2009*	Annualized Expense Ratio
Core Bond Trust
Actual	$1,000.00	$1,095.30	$0.79	0.15%
Hypothetical	1,000.00	1,024.45	0.77	0.15

Equity Index Trust
Actual	1,000.00	1,404.80	0.61	0.10
Hypothetical	1,000.00	1,024.70	0.51	0.10

Intermediate Bond Trust
Actual	1,000.00	1,075.80	0.78	0.15
Hypothetical	1,000.00	1,024.45	0.77	0.15

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AUGUST 31, 2009        JPMORGAN INSTITUTIONAL TRUST FUNDS   77

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited)

The Board of Trustees held meetings in person in June and August 2009, at which the Trustees considered the continuation of each of the investment advisory agreements for the Funds whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment subcommittees (money market and alternative products, equity, and fixed income) met to review and consider performance and expense information for the J.P. Morgan Funds. Each investment sub-committee reported to the full Board, which then considered the investment sub-committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees, who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreements or any of their affiliates, approved the continuation of each Advisory Agreement on August 19, 2009.

The Trustees, as part of their review of the investment advisory arrangements for the Funds, received and reviewed performance information provided by the Advisor at each meeting following their election to serve as Trustees to the Funds in April 2009. This information included the Funds’ performance against the Funds’ peers and benchmarks and analyses by the Advisor of the Funds’ performance. In addition, with respect to the Funds, the Trustees have engaged an independent consultant to similarly review the performance of each of the Funds at each of the Trustees’ regular meetings. The Advisor also periodically provides comparative information regarding the Funds’ expense ratios and those of the peer groups. In addition, in preparation for the June and August meetings, the Trustees requested and evaluated extensive materials from the Advisor, including, with respect to certain Funds performance and expense information compiled by Lipper Inc. (“Lipper”), an independent provider of investment company data. The Trustees also engaged an independent consultant to provide a special analysis of the performance of Funds with greater than two years of performance history in connection with the review of the investment advisory arrangements. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Agreement with representatives of the Advisor and with counsels to the Trust and independent Trustees and received a memorandum from independent counsel to the Trustees discussing the legal standards for their consideration of the proposed approval. The Trustees also discussed the proposed approval in private sessions with counsels to the Trust and independent Trustees at which no representatives of the Advisor were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining to approve each Advisory Agreement.

In their deliberations, each Trustee attributed different weights to the various factors, and no factor alone was considered determinative. The Trustees determined that the overall arrangement between the Funds and the Advisor, as provided in each Advisory Agreement was fair and reasonable and that the continuance of the investment advisory contract was in the best interests of each Fund and its shareholders.

The matters discussed below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Advisor

The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under the Advisory Agreement. The Trustees took into account information furnished at Trustee Meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Advisor’s senior management and expertise of, and the amount of attention given to each Fund by, investment personnel of the Advisor. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team. The quality of the administrative services provided by JPMorgan Funds Management, Inc. (“JPMFM”), an affiliate of the Advisor, was also considered. The Board of Trustees also considered its knowledge of the nature and quality of the services provided by the Advisor to the Funds gained from their experience as Trustees of the Funds. In addition, they considered the overall reputation and capabilities of the Advisor and its affiliates, the commitment of the Advisor to provide high quality service to the Funds, their overall confidence in the Advisor’s integrity and the Advisor’s responsiveness to concerns raised by them, including the Advisor’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.

Based on these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by the Advisor.

Costs of Services Provided and Profitability to the Advisor

At the request of the Trustees, the Advisor provided information regarding the profitability to the Advisor and its affiliates in providing services to each of the Funds. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Advisor’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services.

78   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2009

Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Advisor. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular advisor, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses.

Based on their review, the Trustees concluded that the profitability to the Advisor of each of the Advisory Agreements was not unreasonable in light of the services and benefits provided to each Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Advisor and its affiliates as a result of their relationship with the Funds. The Board considered that the Advisor does not use third-party soft dollar arrangements with respect to securities transactions it executes for the JPMorgan Intermediate Bond Trust and JPMorgan Core Bond Trust and did not anticipate using third-party soft dollar arrangements for the JPMorgan Equity Index Trust prior to October 2009. The Trustees also considered that JPMFM earns fees from the Funds for providing administrative services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the fees paid to JPMCB for custody and fund accounting, securities lending, and other related services.

Economies of Scale

The Trustees noted that the proposed investment advisory fee schedule for each Fund does not contain breakpoints. The Trustees considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the fee waivers and expense limitations that the Advisor has in place that serve to limit the overall net expense ratio at competitive levels.

Independent Written Evaluation of the Funds’ Chief Compliance Officer

The Trustees noted that, upon their direction, the Chief Compliance Officer for the Core Bond Trust, Equity Index Trust and Intermediate Bond Trust had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreements.

Fees Relative to Advisor’s Other Clients

The Trustees received and considered information about the nature, extent and quality of services and fee rates offered to other clients of the Advisor for comparable services. The Trustees also considered the complexity of investment management for the Funds relative to the Advisor’s other clients and the differences in the nature, extent and quality of the services provided to the different clients. The Trustees noted that the fee rates charged to the Fund in comparison to those charged to the Advisor’s other clients were reasonable.

Investment Performance

The Trustees received and considered relative performance and expense information for Funds in a report prepared by Lipper. The Trustees considered the total return performance information, which included the ranking of those Funds at the time of the review within a performance universe made up of funds with the same Lipper investment classification and objective (the “Universe Group”) by total return for applicable one- and three-year periods. The Trustees reviewed a description of Lipper’s methodology for selecting mutual funds in each Fund’s Universe Group. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds provided by the Advisor and the independent consultant at each Board meeting following their election to serve as Trustees, and also considered the special analysis by the independent consultant. The Lipper performance data noted by the Trustees as part of their review and the determinations made by the Trustees, with respect to each Fund’s performance is summarized below:

The Trustees noted that the Core Bond Trust’s performance was in the fifth and fourth quintiles for the one- and three-year periods ended December 31, 2008, respectively. Based on additional information provided by the Advisor, the Trustees further noted that Core Bond Trust underperformed the other funds in the Lipper peer group due to its relative underweighting to non-Agency Government securities. The Trustees also noted that the independent consultant indicated that the overall performance was attractive. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and other factors, concluded that the performance was reasonable.

The Trustees noted that the Equity Index Trust’s performance was in the second quintile for the one- and three-year periods ended December 31, 2008, respectively, and that the independent consultant indicated that overall performance was satisfactory. The Trustees discussed the performance and

AUGUST 31, 2009        JPMORGAN INSTITUTIONAL TRUST FUNDS   79

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited) (continued)

investment strategy of the Fund with the Advisor and, based upon this discussion and other factors, concluded that the performance was reasonable.

The Trustees noted the Intermediate Bond Trust’s performance was in the fourth and third quintiles for the one- and three-year periods ended December 31, 2008, respectively. Based on additional information provided by the Advisor, the Trustees further noted that Intermediate Bond Trust had underperformed the other funds in the Lipper peer group due to its relative underweighting to non-Agency Government securities. The Trustees also noted that the independent consultant indicated that the overall performance was attractive. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and other factors, concluded that the performance was reasonable.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by each Fund to the Advisor by comparing that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Trustees recognized that Lipper reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking into account and waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The attention that was given to the Lipper reports and the Trustees’ determination as a result of the review of each Fund’s advisory fees and expense ratios are summarized below:

The Trustees noted that the Core Bond Trust’s net advisory fee and actual total expenses were in the first quintile of its Universe Group. The Trustees also considered information provided by JPMFM and concluded that the advisory fees were reasonable.

The Trustees noted that the Equity Index Trust’s net advisory fee and actual total expenses were in the first quintile of its Universe Group. The Trustees also considered information provided by JPMFM and concluded that the advisory fees were reasonable.

The Trustees noted that the Intermediate Bond Trust’s net advisory fee and actual total expenses were in the first quintile of its Universe Group. The Trustees also considered information provided by JPMFM and concluded that the advisory fees were reasonable.

80   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2009

SPECIAL SHAREHOLDER MEETING RESULTS
(Unaudited)

JPMorgan Institutional Trust (the “Trust”) held a special meeting of shareholders on April 22, 2009, for the purpose of considering and voting upon the following proposal:

Proposal: For election of Trustees

Trustees were elected by the shareholders of all of the series of the Trust. The results of the voting were as follows (by dollars):

Amounts in thousands
Fergus Reid, III
In Favor	1,630,391
Withheld	55,358

William J. Armstrong
In Favor	1,630,391
Withheld	55,358

John F. Finn
In Favor	1,630,391
Withheld	55,358

Dr. Matthew Goldstein
In Favor	1,630,391
Withheld	55,358

Robert J. Higgins
In Favor	1,630,391
Withheld	55,358

Frankie D. Hughes
In Favor	1,630,391
Withheld	55,358
Peter C. Marshall
In Favor	1,630,391
Withheld	55,358

Marilyn McCoy
In Favor	1,630,391
Withheld	55,358

William G. Morton, Jr.
In Favor	1,630,391
Withheld	55,358

Robert A. Oden, Jr.
In Favor	1,630,391
Withheld	55,358

Frederick W. Ruebeck
In Favor	1,630,391
Withheld	55,358

James J.Schonbachler
In Favor	1,630,391
Withheld	55,358

Leonard M. Spalding, Jr.
In Favor	1,630,391
Withheld	55,358

AUGUST 31, 2009        JPMORGAN INSTITUTIONAL TRUST FUNDS   81

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FOR MORE INFORMATION:

INVESTMENT ADVISOR
J.P. Morgan Investment Management Inc.
245 Park Avenue
New York, New York 10167

PLACEMENT AGENT
JPMorgan Institutional Investments, Inc.
245 Park Avenue
New York, New York 10167

This report is open and authorized for distribution only to qualified and accredited investors who have received a copy of the Funds’ Confidential Offering Memorandum. This document may not be copied, faxed or otherwise distributed to the general public.

Each Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. Each Fund’s Forms N-Q are available on the SEC’s website at http: //www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-343-1113 and a description of such policies and procedures is on the Commission’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Advisor. A copy of the Funds’ voting record is available on the SEC’s website at www.sec.gov. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

© JPMorgan Chase & Co., 2009 All rights reserved. August 2009.	SAN-INSTT-809

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

 (3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

 (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

 (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

      (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

 (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).  If the registrant has such a committee, however designated, identify each committee member.  If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the Registrant's internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely  to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Institutional Trust

By:

/s/_____________________________

George C.W. Gatch

President and Principal Executive Officer

November 9, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/___________________________

George C.W. Gatch

President and Principal Executive Officer

November 9, 2009

By:

/s/____________________________

Patricia A. Maleski

Treasurer and Principal Financial Officer

November 9, 2009